UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3091

Name of Fund: FAM Series Funds, Inc.
              Mercury Low Duration Portfolio
              Mercury Global SmallCap Portfolio
              Mercury Equity Dividend Portfolio
              Mercury Mid Cap Value Opportunities Portfolio
              Mercury Small Cap Index Portfolio
              Mercury International Index Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                 Face
                               Amount       Asset-Backed Securities**                                                Value
------------------------------------------------------------------------------------------------------------------------------
                          $   123,000  Asset-Backed Funding Certificates Series 2005-HE2 Class M9,
                                       6.731% due 6/25/2035 (a)                                                 $      123,278
                              147,000  GCO Slims Trust Series 2006-1A Class NOTE, 5.72% due 3/01/2022                  144,841
                            1,053,000  GSAA Trust Series 2005-12 Class AF2, 4.972% due 9/25/2035 (a)                 1,032,928
                              280,141  Harley-Davidson Motorcycle Trust Series 2003-1 Class A2,
                                       2.63% due 11/15/2010                                                            273,632
                              400,000  National Collegiate Student Loan Trust Series 2005-2 Class AIO,
                                       7.73% due 3/25/2012                                                             110,564
                              733,247  National Collegiate Student Loan Trust Series 2005-GT1 Class AIO,
                                       6.75% due 12/25/2009                                                            164,981
                              500,000  Popular ABS Mortgage Pass-Through Trust Series 2005-2 Class AF2,
                                       4.415% due 4/25/2035 (a)                                                        493,665
                              250,000  Residential Asset Mortgage Products, Inc. Series 2003-RZ3 Class A6,
                                       3.40% due 3/25/2033                                                             239,467
                              100,000  Residential Asset Securities Corporation Series 2003-KS2 Class MI1,
                                       4.80% due 4/25/2033                                                              96,977
                              250,000  Residential Asset Securities Corporation Series 2003-KS11 Class AI4,
                                       4.51% due 2/25/2032                                                             248,310
                              236,755  Soundview Home Equity Loan Trust Series 2003-2 Class A2,
                                       5.609% due 11/25/2033 (a)                                                       238,213
                              450,000  Susquehanna Auto Lease Trust Series 2005-1A Class A3,
                                       4.43% due 6/16/2008                                                             445,104
                              436,632  USAA Auto Owner Trust Series 2003-1 Class A4, 2.04% due 2/16/2010               432,091
                              439,563  Volkswagen Auto Lease Trust Series 2004-A Class A3,
                                       2.84% due 7/20/2007                                                             436,840
------------------------------------------------------------------------------------------------------------------------------
                                       Total Asset-Backed Securities (Cost - $4,521,447) - 20.0%                     4,480,891
------------------------------------------------------------------------------------------------------------------------------

                                            Government Agency Mortgage-Backed Securities**
------------------------------------------------------------------------------------------------------------------------------
                              426,575  Freddie Mac Mortgage Participation Certificates, 5% due 12/01/2019              416,130
                              624,040  Freddie Mac Mortgage Participation Certificates, 6% due 7/01/2034               624,803
                              779,488  Freddie Mac Multiclass Certificates Series 2625 Class JD,
                                       3.25% due 7/15/2017                                                             729,262
                               96,013  Ginnie Mae Trust Series 2005-9 Class A, 4.026% due 5/16/2022                     93,059
------------------------------------------------------------------------------------------------------------------------------
                                       Total Government Agency Mortgage-Backed Securities
                                       (Cost - $1,909,746) - 8.3%                                                    1,863,254
------------------------------------------------------------------------------------------------------------------------------

                                            Government Obligations
------------------------------------------------------------------------------------------------------------------------------
                            2,575,000  U.S. Treasury Notes, 3% due 12/31/2006 (d)                                    2,539,694
                              105,000  U.S. Treasury Notes, 3.625% due 4/30/2007                                       103,638
                            1,700,000  U.S. Treasury Notes, 4% due 8/31/2007                                         1,680,144
------------------------------------------------------------------------------------------------------------------------------
                                       Total Government Obligations (Cost - $4,380,357) - 19.3%                      4,323,476
------------------------------------------------------------------------------------------------------------------------------

                                            Non-Government Agency Mortgage-Backed Securities**
------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage       737,108  JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
Obligations - 9.4%                     5.211% due 4/25/2035 (a)                                                        716,725
                              643,727  Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3,
                                       5.917% due 3/25/2036 (a)                                                        645,437
                              134,552  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                       5.309% due 8/25/2035 (a)                                                        134,706
                              619,017  Washington Mutual Series 2004-AR3 Class A1, 3.918% due 6/25/2034 (a)            598,219
                                                                                                                --------------
                                                                                                                     2,095,087
------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                 Face
                               Amount       Non-Government Agency Mortgage-Backed Securities**                       Value
------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-      $    34,731  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC
Backed Securities - 3.0%               Class A2, 6.001% due 3/15/2033                                           $       34,690
                              224,803  Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A1,
                                       3.477% due 8/15/2041                                                            218,057
                              431,459  Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class A1,
                                       4.43% due 3/15/2042                                                             424,250
                                                                                                                --------------
                                                                                                                       676,997
------------------------------------------------------------------------------------------------------------------------------
                                       Total Non-Government Agency Mortgage-Backed Securities
                                       (Cost - $2,801,130) - 12.4%                                                   2,772,084
------------------------------------------------------------------------------------------------------------------------------

Industry                                    Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------
Aerospace &                    40,000  Northrop Grumman Corp., 4.079% due 11/16/2006                                    39,714
Defense - 0.5%                 40,000  Raytheon Co., 6.75% due 8/15/2007                                                40,626
                               20,000  Raytheon Co., 6.15% due 11/01/2008                                               20,382
                                                                                                                --------------
                                                                                                                       100,722
------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                15,847  American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                      15,088
                               46,440  Systems 2001 Asset Trust Pass-Through Trusts, 6.664% due 9/15/2013 (c)           48,400
                                                                                                                --------------
                                                                                                                        63,488
------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.9%             30,000  DaimlerChrysler NA Holding Corp., 6.40% due 5/15/2006                            30,035
                              110,000  DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                           108,459
                               60,000  DaimlerChrysler NA Holding Corp., 4.05% due 6/04/2008                            58,140
                                                                                                                --------------
                                                                                                                       196,634
------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%               15,000  Coca-Cola Enterprises, Inc., 5.375% due 8/15/2006                                15,010
------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%           35,000  Amgen, Inc., 4% due 11/18/2009                                                   33,473
------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%         55,000  The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                                 56,792
                               20,000  Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                        19,614
                              120,000  Goldman Sachs Group, Inc., 4.125% due 1/15/2008                                 117,641
                               95,000  Lehman Brothers Holdings, Inc., 6.25% due 5/15/2006                              95,115
                               80,000  Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                              76,870
                               15,000  Lehman Brothers Holdings, Inc., 3.60% due 3/13/2009                              14,307
                               45,000  Mellon Funding Corp., 4.875% due 6/15/2007                                       44,589
                               45,000  Morgan Stanley, 6.10% due 4/15/2006                                              45,014
                               50,000  Morgan Stanley, 3.625% due 4/01/2008                                             48,464
                                                                                                                --------------
                                                                                                                       518,406
------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%               25,000  Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007                          25,465
                               10,000  Praxair, Inc., 4.75% due 7/15/2007                                                9,942
                                                                                                                --------------
                                                                                                                        35,407
------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.6%        30,000  Bank of America Corp., 3.25% due 8/15/2008                                       28,673
                               50,000  Bank One Corp., 6% due 8/01/2008                                                 50,748
                               40,000  FleetBoston Financial Corp., 3.85% due 2/15/2008                                 39,007
                               50,000  HBOS Treasury Services Plc, 3.50% due 11/30/2007 (c)                             48,665
                               70,000  Keycorp, 5.29% due 7/23/2007 (a)                                                 70,160
                               40,000  M&I Marshall & Ilsley Bank, 4.40% due 3/15/2010                                  38,593
                               50,000  PNC Funding Corp., 4.20% due 3/10/2008                                           48,952
                               45,000  Popular North America, Inc., 5.20% due 12/12/2007                                44,743
                               15,000  Popular North America, Inc. Series E, 6.125% due 10/15/2006                      15,059
                               30,000  Regions Financial Corp., 4.50% due 8/08/2008                                     29,450
                               25,000  Sovereign Bank, 4% due 2/01/2008                                                 24,444
                               60,000  US Bank NA, 4.125% due 3/17/2008                                                 58,795
                               30,000  Wachovia Corp., 6.15% due 3/15/2009                                              30,653
                               65,000  Wells Fargo & Co., 4% due 8/15/2008                                              63,245
                                                                                                                --------------
                                                                                                                       591,187
------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                 Face
Industry                       Amount       Corporate Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------
Commercial Services &     $   300,000  International Lease Finance Corp., 2.95% due 5/23/2006                   $      299,200
Supplies - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Communications                 30,000  Cisco Systems, Inc., 4.85% due 2/20/2009 (a)                                     30,022
Equipment - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%        85,000  Capital One Bank, 4.875% due 5/15/2008                                           84,141
                               95,000  HSBC Finance Corp., 4.125% due 12/15/2008                                        92,107
                               65,000  MBNA Corp., 5.625% due 11/30/2007                                                65,288
                                                                                                                --------------
                                                                                                                       241,536
------------------------------------------------------------------------------------------------------------------------------
Containers &                   90,000  Bemis Co., 6.50% due 8/15/2008                                                   91,955
Packaging - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Diversified Financial          25,000  Citicorp, 6.375% due 11/15/2008                                                  25,694
Services - 1.6%               110,000  Citigroup, Inc., 3.50% due 2/01/2008                                            106,695
                               75,000  General Electric Capital Corp. Series A, 3.75% due 12/15/2009                    70,963
                               35,000  General Motors Acceptance Corp., 6.125% due 8/28/2007                            33,947
                               50,000  JPMorgan Chase & Co., 5.25% due 5/30/2007                                        49,921
                               80,000  JPMorgan Chase & Co., 3.625% due 5/01/2008                                       77,320
                                                                                                                --------------
                                                                                                                       364,540
------------------------------------------------------------------------------------------------------------------------------
Diversified                    40,000  BellSouth Corp., 4.874% due 11/15/2007 (a)                                       40,046
Telecommunication              80,000  Deutsche Telekom International Finance BV, 3.875% due 7/22/2008                  77,534
Services - 2.2%                40,000  SBC Communications, Inc., 4.125% due 9/15/2009                                   38,251
                              115,000  TELUS Corp., 7.50% due 6/01/2007                                                117,599
                               60,000  Telecom Italia Capital SA, 4% due 11/15/2008                                     57,815
                              150,000  Verizon Global Funding Corp., 7.60% due 3/15/2007                               152,338
                                                                                                                --------------
                                                                                                                       483,583
------------------------------------------------------------------------------------------------------------------------------
Electric                       30,000  American Electric Power Co., Inc., 4.709% due 8/16/2007                          29,711
Utilities - 3.2%              355,000  CC Funding Trust I, 6.90% due 2/16/2007                                         358,867
                               55,000  Entergy Gulf States, Inc., 3.60% due 6/01/2008                                   52,602
                               40,000  FirstEnergy Corp., 5.50% due 11/15/2006                                          40,010
                               70,000  National Rural Utilities Cooperative Finance Corp., 3.25% due 10/01/2007         67,946
                               55,000  Pepco Holdings, Inc., 5.50% due 8/15/2007                                        55,006
                               35,000  Progress Energy Inc., 5.85% due 10/30/2008                                       35,283
                               60,000  Southern California Edison Co., 4.768% due 2/02/2009 (a)                         59,994
                               15,000  Xcel Energy, Inc., 3.40% due 7/01/2008                                           14,352
                                                                                                                --------------
                                                                                                                       713,771
------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%          105,000  Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (c)                     101,246
                               30,000  General Mills, Inc., 2.625% due 10/24/2006                                       29,510
                                                                                                                --------------
                                                                                                                       130,756
------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%           30,000  KeySpan Corp., 4.90% due 5/16/2008                                               29,674
                               85,000  Nisource Finance Corp., 5.344% due 11/23/2009 (a)                                85,274
                               45,000  Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                        43,877
                                                                                                                --------------
                                                                                                                       158,825
------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &       130,000  Columbia/HCA-The Healthcare Co., 7% due 7/01/2007                               131,537
Services - 0.9%                70,000  WellPoint, Inc., 3.75% due 12/14/2007                                            68,168
                                                                                                                --------------
                                                                                                                       199,705
------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &          70,000  Carnival Corp., 3.75% due 11/15/2007                                             68,230
Leisure - 0.7%                 60,000  Harrah's Operating Co., Inc., 7.125% due 6/01/2007                               61,016
                               35,000  Hilton Hotels Corp., 7.95% due 4/15/2007                                         35,759
                                                                                                                --------------
                                                                                                                       165,005
------------------------------------------------------------------------------------------------------------------------------
Household                      20,000  Centex Corp., 4.93% due 8/01/2007 (a)                                            20,002
Durables - 0.6%                45,000  DR Horton, Inc., 7.50% due 12/01/2007                                            46,225
                               60,000  Pulte Homes, Inc., 4.875% due 7/15/2009                                          58,403
                                                                                                                --------------
                                                                                                                       124,630
------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                 Face
Industry                       Amount       Corporate Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------
Industrial                $    35,000  Textron, Inc., 6.375% due 11/15/2008                                     $       35,781
Conglomerates - 0.4%           50,000  Tyco International Group SA, 6.125% due 11/01/2008                               50,678
                                                                                                                --------------
                                                                                                                        86,459
------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.1%              130,000  Ace Ltd., 6% due 4/01/2007                                                      130,691
                               40,000  Hartford Financial Services Group, Inc., 4.70% due 9/01/2007                     39,615
                               10,000  Monumental Global Funding II, 3.85% due 3/03/2008 (c)                             9,727
                               70,000  The Phoenix Cos., Inc., 6.675% due 2/16/2008                                     70,184
                               30,000  Protective Life Secured Trust, 5.148% due 1/14/2008 (a)                          30,043
                               40,000  Prudential Financial, Inc., 4.104% due 11/15/2006                                39,741
                               65,000  Prudential Financial, Inc., 3.75% due 5/01/2008                                  62,949
                               60,000  RenaissanceRe Holdings Ltd., 7% due 7/15/2008                                    61,476
                               25,000  The St. Paul Travelers Cos., Inc., 5.01% due 8/16/2007                           24,777
                                                                                                                --------------
                                                                                                                       469,203
------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                   60,000  Clear Channel Communications, Inc., 4.625% due 1/15/2008                         58,913
                               65,000  Comcast Cable Communications, 8.375% due 5/01/2007                               67,000
                               30,000  Comcast Cable Communications, 6.20% due 11/15/2008                               30,499
                               35,000  Cox Communications, Inc., 7.75% due 8/15/2006                                    35,254
                               30,000  News America, Inc., 6.75% due 1/09/2038                                          30,639
                               65,000  Time Warner Companies, Inc., 8.18% due 8/15/2007                                 67,311
                               65,000  Time Warner, Inc., 6.15% due 5/01/2007                                           65,487
                                                                                                                --------------
                                                                                                                       355,103
------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%         10,000  Ameren Corp., 4.263% due 5/15/2007                                                9,868
                               75,000  Dominion Resources, Inc., 5.75% due 5/15/2008                                    75,133
                               20,000  Dominion Resources, Inc. Series B, 5.049% due 5/15/2006 (a)                      19,999
                               40,000  Dominion Resources, Inc. Series D, 5.125% due 12/15/2009                         39,442
                               55,000  PSEG Power LLC, 6.875% due 4/15/2006                                             55,019
                               75,000  Sempra Energy, 4.621% due 5/17/2007                                              74,333
                                                                                                                --------------
                                                                                                                       273,794
------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%        10,000  Target Corp., 5.40% due 10/01/2008                                               10,050
------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable          50,000  Burlington Resources Finance Co., 5.60% due 12/01/2006                           50,091
Fuels - 1.2%                   35,000  Conoco Funding Co., 5.45% due 10/15/2006                                         35,024
                               50,000  Midamerican Energy Holdings Co., 4.625% due 10/01/2007                           49,378
                               60,000  Midamerican Energy Holdings Co., 3.50% due 5/15/2008                             57,641
                               70,000  Pemex Project Funding Master Trust, 6.21% due 6/15/2010 (a)(c)                   71,855
                                                                                                                --------------
                                                                                                                       263,989
------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%            170,000  CSX Corp., 7.45% due 5/01/2007                                                  173,358
                               25,000  CSX Corp., 6.25% due 10/15/2008                                                  25,531
                               20,000  Norfolk Southern Corp., 7.35% due 5/15/2007                                      20,458
                                                                                                                --------------
                                                                                                                       219,347
------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%               120,000  Oracle Corp., 5.28% due 1/13/2009 (a)(c)                                        120,033
------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage             95,000  Countrywide Home Loans, Inc., 4.25% due 12/19/2007                               93,215
Finance - 1.4%                135,000  Residential Capital Corp., 6.125% due 11/21/2008                                135,216
                               70,000  Washington Mutual, Inc., 5.625% due 1/15/2007                                    70,125
                               15,000  World Savings Bank FSB, 4.125% due 3/10/2008                                     14,649
                                                                                                                --------------
                                                                                                                       313,205
------------------------------------------------------------------------------------------------------------------------------
Wireless                      160,000  Sprint Capital Corp., 6% due 1/15/2007                                          160,759
Telecommunication
Services - 0.7%
------------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds (Cost - $6,915,397) - 30.6%                             6,829,797
------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                               Shares
Industry                         Held       Preferred Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------
Diversified Financial             400  CIT Group, Inc. Series B, 5.189%                                         $       40,063
Services - 0.2%
------------------------------------------------------------------------------------------------------------------------------
                                       Total Preferred Stocks (Cost - $40,000) - 0.2%                                   40,063
------------------------------------------------------------------------------------------------------------------------------

                           Beneficial
                             Interest       Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------
                          $ 1,980,584  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 4.56% (a)(b)         1,980,584
------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities (Cost - $1,980,584) - 8.9%                        1,980,584
------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $22,548,661*) - 99.7%                              22,290,149

                                       Other Assets Less Liabilities - 0.3%                                             66,513
                                                                                                                --------------
                                       Net Assets - 100.0%                                                      $   22,356,662
                                                                                                                ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 22,548,661
                                                                   ============
      Gross unrealized appreciation                                $      5,530
      Gross unrealized depreciation                                    (264,042)
                                                                   ------------
      Net unrealized depreciation                                  $   (258,512)
                                                                   ============

** Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------
                                                                           Net              Interest
      Affiliate                                                         Activity             Income
      ----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        $ (1,839,115)          $ 20,599
      ----------------------------------------------------------------------------------------------

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Swaps outstanding as of March 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                       Notional         Unrealized
                                                                        Amount         Depreciation
      ---------------------------------------------------------------------------------------------
      Receive a floating rate based on 1-month LIBOR plus
      0.47%, which is capped at a fixed coupon of 6%, and pay
      a floating rate based on 1-month LIBOR

      Broker, Credit Suisse First Boston International
      Expires June 2011                                               $ 750,000         $  (1,547)
      ---------------------------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Number of                                                Expiration                   Face               Unrealized
      Contracts                 Issue                             Date                     Value              Depreciation
      --------------------------------------------------------------------------------------------------------------------
      34              Two-Year U.S. Treasury Note               June 2006              $ 6,946,200             $ (14,981)
      --------------------------------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Number of                                                Expiration                   Face               Unrealized
      Contracts                 Issue                             Date                     Value              Appreciation
      --------------------------------------------------------------------------------------------------------------------
      30              Five-Year U.S. Treasury Note              June 2006              $ 3,149,221             $  16,096
      --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------
South               Food & Staples Retailing - 0.6%     3,000  Massmart Holdings Ltd.                              $   28,421
Africa - 1.6%
                    ---------------------------------------------------------------------------------------------------------
                    Health Care Providers &            35,500  Network Healthcare Holdings Ltd.                        52,117
                    Services - 1.0%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Africa - 1.6%                    80,538
-----------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------
Denmark - 2.8%      Electrical Equipment - 1.3%         2,650  Vestas Wind Systems A/S                                 65,965
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 1.5%                      285  Topdanmark A/S (a)                                      35,680
                                                          650  TrygVesta A/S                                           37,999
                                                                                                                   ----------
                                                                                                                       73,679
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Denmark                         139,644
-----------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Construction &                      1,550  YIT Oyj                                                 41,979
                    Engineering - 0.9%
                    ---------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.5%               650  Stockmann AB 'B'                                        26,021
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Finland                          68,000
-----------------------------------------------------------------------------------------------------------------------------
France - 2.2%       Commercial Services &                 525  Eurofins Scientific (a)                                 29,816
                    Supplies - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                   17,200  SCOR                                                    43,711
                    ---------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                   600  Trigano SA                                              33,647
                    Products - 0.7%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France                          107,174
-----------------------------------------------------------------------------------------------------------------------------
Germany - 2.4%      Commercial Services &                 200  CTS Eventim AG                                           6,728
                    Supplies - 0.1%
                    ---------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 1.0%         2,800  SGL Carbon AG (a)                                       51,098
                    ---------------------------------------------------------------------------------------------------------
                    Machinery - 0.8%                      850  Heidelberger Druckmaschn                                37,442
                    ---------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%              2,000  Paion AG (a)                                            22,969
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany                         118,237
-----------------------------------------------------------------------------------------------------------------------------
Greece - 1.0%       Construction                        1,030  Titan Cement Co. SA                                     49,111
                    Materials - 1.0%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Greece                           49,111
-----------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.8%                       700  Ryanair Holdings Plc (a)(b)                             38,290
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Ireland                          38,290
-----------------------------------------------------------------------------------------------------------------------------
Italy - 2.2%        Building Products - 0.8%            2,130  Permasteelisa SpA                                       38,409
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                    3,400  Milano Assicurazioni SpA                                24,700
                    ---------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                 1,550  Valentino Fashion Group SpA                             47,794
                    Luxury Goods - 0.9%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Italy                           110,903
-----------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.5%  Commercial Services &               1,225  Tele Atlas NV (a)                                       27,885
                    Supplies - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                    Food Products - 1.3%                3,800  Koninklijke Wessanen NV CVA                             63,369
                    ---------------------------------------------------------------------------------------------------------
                    Media - 0.6%                        1,800  Endemol NV                                              30,235
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Netherlands                 121,489
-----------------------------------------------------------------------------------------------------------------------------
Norway - 2.0%       Energy Equipment &                  5,500  Ocean RIG ASA (a)                                       39,472
                    Services - 2.0%                     3,700  Stolt Offshore SA (a)                                   58,069
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Norway                           97,541
-----------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%        Construction &                        390  Grupo Ferrovial SA                                      31,480
                    Engineering - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Spain                            31,480
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------
Sweden - 1.9%       Biotechnology - 0.7%                  900  Q-Med AB                                            $   35,567
                    ---------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%              2,100  Boliden AB                                              32,199
                    ---------------------------------------------------------------------------------------------------------
                    Oil, Gas &                          2,200  Tanganyika Oil Co., Ltd. (a)                            27,452
                    Consumable Fuels - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Sweden                           95,218
-----------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.4%  Chemicals - 0.8%                    2,500  Clariant AG                                             38,643
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                      200  Swiss Life Holding                                      41,780
                    ---------------------------------------------------------------------------------------------------------
                    Semiconductors &                      600  Micronas Semiconductor Holding AG
                    Semiconductor Equipment - 0.4%             Registered Shares                                       19,076
                    ---------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.4%               300  Dufry Group (a)                                         21,808
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Switzerland                     121,307
-----------------------------------------------------------------------------------------------------------------------------
Turkey - 0.8%       Beverages - 0.8%                    1,200  Anadolu Efes Biracilik Ve Malt Sanayii AS               38,350
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Turkey                           38,350
-----------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.5%          6,500  QinetiQ Plc (a)                                         22,014
Kingdom - 5.4%
                    ---------------------------------------------------------------------------------------------------------
                    Construction &                      4,500  Amec Plc                                                31,456
                    Engineering - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%                7,900  Greencore Group Plc                                     37,261
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 1.6%                    8,700  Amlin Plc                                               41,952
                                                        2,457  Amlin Plc (a)                                           11,880
                                                       14,600  Brit Insurance Holdings Plc                             24,628
                                                                                                                   ----------
                                                                                                                       78,460
                    ---------------------------------------------------------------------------------------------------------
                    Machinery - 0.7%                   14,200  Enodis Plc                                              36,946
                    ---------------------------------------------------------------------------------------------------------
                    Software - 0.6%                     3,050  Surfcontrol Plc (a)                                     29,414
                    ---------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.7%            24,000  Game Group Plc                                          33,824
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United Kingdom              269,375
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Europe - 28.4%                1,406,119
-----------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%       Construction &                      1,900  Obrascon Huarte Lain Brasil SA (a)                      23,897
                    Engineering - 0.5%
                    ---------------------------------------------------------------------------------------------------------
                    Transportation                      3,500  Cia de Concessoes Rodoviarias                           32,668
                    Infrastructure - 0.7%
                    ---------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.9%              4,200  Companhia de Saneamento de Minas Gerais (a)             46,632
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Brazil                          103,197
-----------------------------------------------------------------------------------------------------------------------------
Mexico - 1.1%       Beverages - 0.5%                   10,000  Embotelladoras Arca SA de CV                            23,042
                    ---------------------------------------------------------------------------------------------------------
                    Construction &                     10,200  Empresas ICA Sociedad Controladora,
                    Engineering - 0.6%                         SA de CV (a)                                            31,181
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Mexico                           54,223
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Latin America - 3.2%            157,420
-----------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------
Israel - 0.9%       Chemicals - 0.8%                    5,400  Frutarom                                                37,445
                    ---------------------------------------------------------------------------------------------------------
                    Communications                        200  AudioCodes Ltd. (a)                                      2,764
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------
                    Semiconductors &                      600  PowerDsine Ltd. (a)                                      4,140
                    Semiconductor
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Middle East - 0.9%           44,349
-----------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.5%      Capital Markets - 0.5%                600  Lazard Ltd. Class A                                     26,550
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Bermuda                          26,550
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------
Canada - 4.8%       Biotechnology - 0.6%                7,400  Diagnocure, Inc. (a)                                $   29,496
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                    1,000  Northbridge Financial Corp.                             25,116
                    ---------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.0%                900  Agnico-Eagle Mines Ltd.                                 27,405
                                                        1,900  Kinross Gold Corp. (a)                                  20,767
                                                                                                                   ----------
                                                                                                                       48,172
                    ---------------------------------------------------------------------------------------------------------
                    Oil, Gas &                            500  Cameco Corp.                                            18,001
                    Consumable Fuels - 0.4%
                    ---------------------------------------------------------------------------------------------------------
                    Paper & Forest                      3,400  Abitibi-Consolidated, Inc.                              14,077
                    Products - 0.3%
                    ---------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.3%              2,400  Labopharm, Inc. (a)                                     16,581
                    ---------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                  3,100  TGS North American Real Estate Investment Trust         22,720
                    ---------------------------------------------------------------------------------------------------------
                    Software - 1.2%                     1,550  Cognos, Inc. (a)                                        60,295
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Canada                          234,458
-----------------------------------------------------------------------------------------------------------------------------
United              Biotechnology - 1.5%                3,400  BioMarin Pharmaceuticals, Inc. (a)                      45,628
States - 29.9%                                            800  PDL BioPharma, Inc. (a)                                 26,240
                                                                                                                   ----------
                                                                                                                       71,868
                    ---------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.6%                300  Affiliated Managers Group (a)                           31,983
                    ---------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                    2,400  Chemtura Corp.                                          28,272
                    ---------------------------------------------------------------------------------------------------------
                    Communications                      1,100  Adtran, Inc.                                            28,798
                    Equipment - 1.7%                    1,350  Foundry Networks, Inc. (a)                              24,516
                                                        2,300  Mastec, Inc. (a)                                        32,591
                                                                                                                   ----------
                                                                                                                       85,905
                    ---------------------------------------------------------------------------------------------------------
                    Computers &                         1,700  Novatel Wireless, Inc. (a)                              15,215
                    Peripherals - 1.2%                  1,500  Stratasys, Inc. (a)                                     44,220
                                                                                                                   ----------
                                                                                                                       59,435
                    ---------------------------------------------------------------------------------------------------------
                    Containers &                        1,200  Packaging Corp. of America                              26,928
                    Packaging - 0.5%
                    ---------------------------------------------------------------------------------------------------------
                    Distributors - 1.0%                 1,950  Interline Brands, Inc. (a)                              49,198
                    ---------------------------------------------------------------------------------------------------------
                    Diversified Consumer                3,200  Educate, Inc. (a)                                       27,264
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                    Electronic Equipment &              1,800  Aeroflex, Inc. (a)                                      24,714
                    Instruments - 0.5%
                    ---------------------------------------------------------------------------------------------------------
                    Energy Equipment &                  2,350  Key Energy Services, Inc. (a)                           35,837
                    Services - 2.4%                     3,800  Newpark Resources, Inc. (a)                             31,160
                                                        1,200  Rowan Cos., Inc.                                        52,752
                                                                                                                   ----------
                                                                                                                      119,749
                    ---------------------------------------------------------------------------------------------------------
                    Health Care Equipment &             1,700  Cytyc Corp. (a)                                         47,906
                    Supplies - 3.2%                       400  Inverness Medical Innovations, Inc. (a)                 11,492
                                                          700  Millipore Corp. (a)                                     51,142
                                                          700  SonoSite, Inc. (a)                                      28,448
                                                        1,100  Thoratec Corp. (a)                                      21,197
                                                                                                                   ----------
                                                                                                                      160,185
                    ---------------------------------------------------------------------------------------------------------
                    Health Care Providers &             1,300  Pharmaceutical Product Development, Inc.                44,993
                    Services - 0.9%
                    ---------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                 725  The Cheesecake Factory, Inc. (a)                        27,151
                    Leisure - 1.4%                        900  Red Robin Gourmet Burgers, Inc. (a)                     42,480
                                                                                                                   ----------
                                                                                                                       69,631
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 1.2%                    1,200  Covanta Holding Corp. (a)                               20,004
                                                          290  Everest Re Group Ltd.                                   27,077
                                                          330  RenaissanceRe Holdings Ltd.                             14,395
                                                                                                                   ----------
                                                                                                                       61,476
                    ---------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------
                    Internet Software &                 1,450  Aladdin Knowledge Systems Ltd. (a)                  $   32,552
                    Services - 1.8%                     6,800  SupportSoft, Inc. (a)                                   30,124
                                                        2,850  webMethods, Inc. (a)                                    23,997
                                                                                                                   ----------
                                                                                                                       86,673
                    ---------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                 1,500  Marvel Entertainment, Inc. (a)                          30,180
                    Products - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                    Machinery - 1.1%                    2,700  Wabash National Corp.                                   53,325
                    ---------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.3%                900  Stillwater Mining Co. (a)                               14,814
                    ---------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                 600  Brigham Exploration Co. (a)                              5,256
                    Fuels - 0.5%                          900  Callon Petroleum Co. (a)                                18,918
                                                                                                                   ----------
                                                                                                                       24,174
                    ---------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%              1,000  First Horizon Pharmaceutical Corp. (a)                  25,210
                    ---------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                    200  DiamondRock Hospitality Co.                              2,762
                    ---------------------------------------------------------------------------------------------------------
                    Semiconductors &                    2,900  Entegris, Inc. (a)                                      30,856
                    Semiconductor                       1,500  Genesis Microchip, Inc. (a)                             25,560
                    Equipment - 2.7%                    3,200  Integrated Device Technology, Inc. (a)                  47,552
                                                        3,200  Monolithic System Technology, Inc. (a)                  28,352
                                                                                                                   ----------
                                                                                                                      132,320
                    ---------------------------------------------------------------------------------------------------------
                    Software - 1.3%                     1,000  Informatica Corp. (a)                                   15,550
                                                          150  NAVTEQ Corp. (a)                                         7,597
                                                          750  Sybase, Inc. (a)                                        15,840
                                                        2,000  Wind River Systems, Inc. (a)                            24,900
                                                                                                                   ----------
                                                                                                                       63,887
                    ---------------------------------------------------------------------------------------------------------
                    Specialty Retail - 1.9%               375  Abercrombie & Fitch Co. Class A                         21,862
                                                          800  AnnTaylor Stores Corp. (a)                              29,432
                                                          250  GameStop Corp. Class A (a)                              11,785
                                                        1,300  Urban Outfitters, Inc. (a)                              31,902
                                                                                                                   ----------
                                                                                                                       94,981
                    ---------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                   600  Polo Ralph Lauren Corp.                                 36,366
                    Luxury Goods - 0.7%
                    ---------------------------------------------------------------------------------------------------------
                    Trading Companies &                 2,550  UAP Holding Corp.                                       54,825
                    Distributors - 1.1%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United States             1,481,118
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in North America - 35.2%         1,742,126
-----------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------
Australia - 2.9%    Airlines - 0.4%                     7,400  Qantas Airways Ltd.                                     18,679
                    ---------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                    5,600  Lion Nathan Ltd.                                        32,384
                    ---------------------------------------------------------------------------------------------------------
                    Health Care Equipment &             1,500  Cochlear Ltd.                                           56,837
                    Supplies - 1.1%
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                    4,600  Promina Group Ltd.                                      17,942
                    ---------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                 14,117  CFS Gandel Retail Trust                                 19,629
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Australia                       145,471
-----------------------------------------------------------------------------------------------------------------------------
China - 0.6%        Transportation                     70,800  Shenzhen Expressway Co. Ltd.                            27,828
                    Infrastructure - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in China                            27,828
-----------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.2%    Diversified Financial               6,800  Hong Kong Exchanges and Clearing Ltd.                   41,011
                    Services - 0.8%
                    ---------------------------------------------------------------------------------------------------------
                    Electronic Equipment &              9,100  Kingboard Chemical Holdings Ltd.                        27,500
                    Instruments - 0.6%
                    ---------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                       36,000  Clear Media Ltd. (a)                                $   41,753
                    ---------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                 3,500  Peace Mark Holdings Ltd.                                 1,477
                    Luxury Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Hong Kong                       111,741
-----------------------------------------------------------------------------------------------------------------------------
India - 2.2%        IT Services - 0.6%                  1,500  Satyam Computer Services Ltd.                           28,583
                    ---------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%              9,000  Hindalco Industries Ltd.                                36,846
                    ---------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.9%             1,015  Pantaloon Retail India Ltd.                             44,982
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in India                           110,411
-----------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%    Media - 0.2%                      101,600  Surya Citra Media Tbk PT                                 7,491
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Indonesia                         7,491
-----------------------------------------------------------------------------------------------------------------------------
Japan - 12.5%       Auto Components - 0.4%              1,500  Koito Manufacturing Co. Ltd.                            21,002
                    ---------------------------------------------------------------------------------------------------------
                    Beverages - 0.9%                    1,200  ITO EN, Ltd.                                            41,902
                    ---------------------------------------------------------------------------------------------------------
                    Building Products - 0.5%            3,500  Sanwa Shutter Corp.                                     22,871
                    ---------------------------------------------------------------------------------------------------------
                    Capital Markets - 2.5%              3,900  Okasan Holdings, Inc. (a)                               44,523
                                                        6,000  Shinko Securities Co., Ltd.                             33,206
                                                        6,700  Tokai Tokyo Securities Co. Ltd.                         48,153
                                                                                                                   ----------
                                                                                                                      125,882
                    ---------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                    4,000  Nippon Sanso Corp.                                      29,494
                    ---------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%             2,400  The Bank of Kyoto Ltd.                                  28,884
                    ---------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.5%               525  Diamond Lease Co., Ltd.                                 24,517
                    ---------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%             500  Okinawa Electric Power Co., Inc.                        29,960
                    ---------------------------------------------------------------------------------------------------------
                    IT Services - 0.5%                    900  TIS, Inc.                                               24,256
                    ---------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                    6,000  Aioi Insurance Co., Ltd.                                44,241
                    ---------------------------------------------------------------------------------------------------------
                    Internet Software &                    45  Jupiter Telecommunications Co., Ltd. (a)                31,731
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                    Machinery - 1.1%                    1,700  Komori Corp.                                            39,550
                                                        2,000  Takuma Co., Ltd.                                        16,205
                                                                                                                   ----------
                                                                                                                       55,755
                    ---------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.2%              4,900  Mitsui Mining & Smelting Co., Ltd.                      34,220
                                                        1,200  Tokyo Steel Manufacturing Co., Ltd.                     24,307
                                                                                                                   ----------
                                                                                                                       58,527
                    ---------------------------------------------------------------------------------------------------------
                    Real Estate - 0.9%                  5,000  Tokyu Land Corp.                                        44,580
                    ---------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.7%               300  Yamada Denki Co., Ltd.                                  34,503
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Japan                           618,105
-----------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.2%     Airlines - 1.2%                   126,700  AirAsia BHD (a)                                         60,545
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Malaysia                         60,545
-----------------------------------------------------------------------------------------------------------------------------
Philippines - 0.6%  Commercial Banks - 0.6%            25,600  Bank of the Philippine Islands                          31,274
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Philippines                  31,274
-----------------------------------------------------------------------------------------------------------------------------
Singapore - 0.6%    Health Care Providers &            52,600  LMA International NV (a)                                29,906
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Singapore                        29,906
-----------------------------------------------------------------------------------------------------------------------------
South Korea - 0.8%  Hotels, Restaurants &               2,028  Kangwon Land, Inc.                                      40,074
                    Leisure - 0.8%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in South Korea                      40,074
-----------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%       Leisure Equipment &                 7,000  Giant Manufacturing Co., Ltd.                           12,812
                    Products - 0.3%
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Taiwan                           12,812
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------
Thailand - 0.8%     Commercial Banks - 0.6%            16,300  Siam Commercial Bank PCL Foreign Shares             $   27,030
                    ---------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%          45,000  Land and Houses PCL Foreign Shares                       9,718
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Thailand                         36,748
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in
                                                               the Pacific Basin/Asia - 24.9%                       1,232,406
-----------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks
                                                               (Cost - $4,000,049) - 94.2%                          4,662,958
-----------------------------------------------------------------------------------------------------------------------------

                                                               Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.2%                                        1,100  iShares Asia Trust-iShares FTSE                          7,449
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Exchange-Traded Funds (Cost - $7,509) - 0.2%       7,449
-----------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
                                                     $369,006  Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.56% (c)(d)                      369,006
                    ---------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $369,006) - 7.4%                               369,006
-----------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $4,376,564*) - 101.8%      5,039,413

                                                               Liabilities in Excess of Other Assets - (1.8%)         (90,538)
                                                                                                                   ----------
                                                               Net Assets - 100.0%                                 $4,948,875
                                                                                                                   ==========

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 4,392,305
                                                                    ===========
      Gross unrealized appreciation                                 $   734,716
      Gross unrealized depreciation                                     (87,608)
                                                                    -----------
      Net unrealized appreciation                                   $   647,108
                                                                    ===========

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                             Net                   Interest
      Affiliate                                                           Activity                  Income
      -----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I            $ 173,438                $   2,491
      -----------------------------------------------------------------------------------------------------

(d)   Variable rate security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
             Foreign                              Settlement       Appreciation
        Currency Purchased                           Date         (Depreciation)
      -------------------------------------------------------------------------
      AUD              3,184                      April 2006       $         (7)
      CAD              3,759                      April 2006                 (3)
      DKK             14,332                      April 2006                 13
      EUR             19,200                      April 2006                 98
      GBP              2,877                      April 2006                (12)
      JPY            681,513                      April 2006                (31)
      NOK             34,792                      April 2006                (10)
      ZAR             13,246                      April 2006                 40
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $49,188)                                   $         88
                                                                   ============

o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
             Foreign                              Settlement       Appreciation
          Currency Sold                              Date         (Depreciation)
      -------------------------------------------------------------------------
      DKK             37,339                      April 2006       $          8
      JPY            750,986                      April 2006                 28
      SEK              9,449                      April 2006                 --
      ZAR             22,693                      April 2006                (26)
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $17,328)                                   $         10
                                                                   ============

o     Currency Abbreviations:

      AUD    Australian Dollar
      CAD    Canadian Dollar
      DKK    Danish Krone
      EUR    Euro
      GPB    British Pound
      JPY    Japanese Yen
      NOK    Norwegian Krone
      SEK    Swedish Krona
      USD    U.S. Dollar
      ZAR    South African Rand

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                        Shares
Europe            Industry                                Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
France - 1.9%     Oil, Gas & Consumable Fuels - 1.9%       500   Total SA (a)                                         $    65,865
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in France                             65,865
---------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.5%     Household Durables - 1.5%              1,900   Electrolux AB Series B                                    54,486
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Sweden                             54,486
---------------------------------------------------------------------------------------------------------------------------------
United            Beverages - 1.1%                       2,400   Diageo Plc                                                37,737
Kingdom - 2.3%    ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.2%       600   BP Plc (a)                                                41,364
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United Kingdom                 79,101
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Europe - 5.7%                     199,452
---------------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.4%    Insurance - 0.4%                         200   XL Capital Ltd. Class A                                   12,822
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Bermuda                            12,822
---------------------------------------------------------------------------------------------------------------------------------
Canada - 7.9%     Commercial Banks - 2.2%                  700   Bank of Montreal                                          39,812
                                                           700   National Bank of Canada                                   38,318
                                                                                                                      -----------
                                                                                                                           78,130
                  ---------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication          1,000   BCE, Inc.                                                 24,060
                  Services - 0.9%                          200   TELUS Corp.                                                7,744
                                                                                                                      -----------
                                                                                                                           31,804
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 2.5%                   400   Alcan, Inc.                                               18,292
                                                           600   Barrick Gold Corp.                                        16,340
                                                         1,200   Noranda, Inc.                                             42,040
                                                           200   Teck Cominco Ltd. Class B                                 12,882
                                                                                                                      -----------
                                                                                                                           89,554
                  ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 2.3%     2,000   Cameco Corp.                                              72,004
                                                           200   EnCana Corp.                                               9,343
                                                                                                                      -----------
                                                                                                                           81,347
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Canada                            280,835
---------------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 5.7%               600   General Dynamics Corp.                                    38,388
States - 74.1%                                             500   Northrop Grumman Corp.                                    34,145
                                                         1,400   Raytheon Co.                                              64,176
                                                           300   Rockwell Collins, Inc.                                    16,905
                                                           800   United Technologies Corp.                                 46,376
                                                                                                                      -----------
                                                                                                                          199,990
                  ---------------------------------------------------------------------------------------------------------------
                  Beverages - 0.5%                         400   The Coca-Cola Co.                                         16,748
                  ---------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.0%                    40   Ameriprise Financial, Inc.                                 1,802
                                                           200   The Bank of New York Co., Inc.                             7,208
                                                           400   Morgan Stanley                                            25,128
                                                                                                                      -----------
                                                                                                                           34,138
                  ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                        Shares
                  Industry                                Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                  Chemicals - 3.3%                         200   Air Products & Chemicals, Inc.                       $    13,438
                                                           300   The Dow Chemical Co.                                      12,180
                                                           700   E.I. du Pont de Nemours & Co.                             29,547
                                                           500   Lyondell Chemical Co.                                      9,950
                                                           500   Olin Corp.                                                10,735
                                                           300   Praxair, Inc.                                             16,545
                                                           500   Rohm & Haas Co.                                           24,435
                                                                                                                      -----------
                                                                                                                          116,830
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 5.3%                1,700   Bank of America Corp.                                     77,418
                                                           200   PNC Financial Services Group, Inc.                        13,462
                                                           200   SunTrust Banks, Inc.                                      14,552
                                                           700   U.S. Bancorp                                              21,350
                                                           500   Wachovia Corp.                                            28,025
                                                           500   Wells Fargo & Co.                                         31,935
                                                                                                                      -----------
                                                                                                                          186,742
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Services &                    300   RR Donnelley & Sons Co.                                    9,816
                  Supplies - 0.6%                        2,100   Synagro Technologies, Inc.                                10,500
                                                                                                                      -----------
                                                                                                                           20,316
                  ---------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 1.5%           800   Hewlett-Packard Co.                                       26,320
                                                           300   International Business Machines Corp.                     24,741
                                                                                                                      -----------
                                                                                                                           51,061
                  ---------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.3%                  200   American Express Co.                                      10,510
                  ---------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.8%            600   Temple-Inland, Inc.                                       26,730
                  ---------------------------------------------------------------------------------------------------------------
                  Diversified Financial                  1,800   Citigroup, Inc.                                           85,032
                  Services - 3.8%                        1,200   JPMorgan Chase & Co.                                      49,968
                                                                                                                      -----------
                                                                                                                          135,000
                  ---------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication          1,600   AT&T, Inc.                                                43,264
                  Services - 3.3%                          800   BellSouth Corp.                                           27,720
                                                         1,300   Verizon Communications, Inc.                              44,278
                                                                                                                      -----------
                                                                                                                          115,262
                  ---------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 4.3%                300   American Electric Power Co., Inc.                         10,206
                                                           300   Cinergy Corp.                                             13,623
                                                           500   Exelon Corp.                                              26,450
                                                           400   FPL Group, Inc.                                           16,056
                                                           400   FirstEnergy Corp.                                         19,560
                                                           100   ITC Holdings Corp.                                         2,625
                                                           600   Northeast Utilities                                       11,718

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                        Shares
                  Industry                                Held   Common Stock                                               Value
---------------------------------------------------------------------------------------------------------------------------------
                                                           800   PPL Corp.                                            $    23,520
                                                           200   Pinnacle West Capital Corp.                                7,820
                                                           600   The Southern Co.                                          19,662
                                                                                                                      -----------
                                                                                                                          151,240
                  ---------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.6%              300   Rockwell Automation, Inc.                                 21,573
                  ---------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 2.8%       300   GlobalSantaFe Corp.                                       18,225
                                                           600   Halliburton Co.                                           43,812
                                                           300   Schlumberger Ltd.                                         37,971
                                                                                                                      -----------
                                                                                                                          100,008
                  ---------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%          200   Wal-Mart Stores, Inc.                                      9,448
                  ---------------------------------------------------------------------------------------------------------------
                  Food Products - 0.7%                     200   General Mills, Inc.                                       10,136
                                                           300   HJ Heinz Co.                                              11,376
                                                           100   Reddy Ice Holdings, Inc.                                   2,221
                                                                                                                      -----------
                                                                                                                           23,733
                  ---------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 1.4%                     400   AGL Resources, Inc.                                       14,420
                                                           800   Equitable Resources, Inc.                                 29,208
                                                           200   National Fuel Gas Co.                                      6,544
                                                                                                                      -----------
                                                                                                                           50,172
                  ---------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    700   Tim Hortons, Inc. (c)                                     18,585
                  Leisure - 0.5%
                  ---------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%                600   Newell Rubbermaid, Inc.                                   15,114
                  ---------------------------------------------------------------------------------------------------------------
                  Household Products - 2.7%                500   Clorox Co.                                                29,925
                                                           400   Kimberly-Clark Corp.                                      23,120
                                                           700   Procter & Gamble Co.                                      40,334
                                                                                                                      -----------
                                                                                                                           93,379
                  ---------------------------------------------------------------------------------------------------------------
                  Independent Power Producers &            400   Duke Energy Corp. (c)                                     11,660
                  Energy Traders - 1.6%                  1,000   TXU Corp.                                                 44,760
                                                                                                                      -----------
                                                                                                                           56,420
                  ---------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 2.7%          300   3M Co.                                                    22,707
                                                         2,100   General Electric Co.                                      73,038
                                                                                                                      -----------
                                                                                                                           95,745
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 2.7%                         600   Lincoln National Corp.                                    32,754
                                                           300   Marsh & McLennan Cos., Inc.                                8,808
                                                         1,300   The St. Paul Travelers Cos., Inc.                         54,327
                                                                                                                      -----------
                                                                                                                           95,889
                  ---------------------------------------------------------------------------------------------------------------
                  Machinery - 2.3%                         600   Caterpillar, Inc.                                         43,086
                                                           500   Deere & Co.                                               39,525
                                                                                                                      -----------
                                                                                                                           82,611
                  ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                        Shares
                  Industry                                Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                  Marine - 0.2%                            500   Eagle Bulk Shipping, Inc.                            $     6,975
                  ---------------------------------------------------------------------------------------------------------------
                  Media - 1.8%                           1,200   CBS Corp. Class B                                         28,776
                                                           600   The McGraw-Hill Cos., Inc.                                34,572
                                                                                                                      -----------
                                                                                                                           63,348
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.4%                   100   Newmont Mining Corp.                                       5,189
                                                           100   Southern Copper Corp.                                      8,448
                                                                                                                      -----------
                                                                                                                           13,637
                  ---------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 2.7%                   200   Ameren Corp.                                               9,964
                                                           100   Consolidated Edison, Inc.                                  4,350
                                                           500   Dominion Resources, Inc.                                  34,515
                                                           200   KeySpan Corp.                                              8,174
                                                           400   Public Service Enterprise Group, Inc.                     25,616
                                                           300   Wisconsin Energy Corp.                                    11,997
                                                                                                                      -----------
                                                                                                                           94,616
                  ---------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                   93   Federated Department Stores                                6,789
                  ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                    500   Chevron Corp.                                             28,985
                  Fuels - 12.1%                          1,200   ConocoPhillips                                            75,780
                                                           600   Consol Energy, Inc.                                       44,496
                                                         1,600   Exxon Mobil Corp.                                         97,376
                                                           400   Marathon Oil Corp.                                        30,468
                                                           800   Murphy Oil Corp.                                          39,856
                                                           300   Occidental Petroleum Corp.                                27,795
                                                         1,600   Peabody Energy Corp.                                      80,656
                                                                                                                      -----------
                                                                                                                          425,412
                  ---------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 1.7%           700   International Paper Co.                                   24,199
                                                           200   MeadWestvaco Corp.                                         5,462
                                                           400   Weyerhaeuser Co.                                          28,972
                                                                                                                      -----------
                                                                                                                           58,633
                  ---------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.6%                 700   Avon Products, Inc.                                       21,819
                  ---------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.4%                   300   Abbott Laboratories                                       12,741
                                                           600   Bristol-Myers Squibb Co.                                  14,766
                                                           200   Johnson & Johnson                                         11,844
                                                           400   Merck & Co., Inc.                                         14,092
                                                           700   Pfizer, Inc.                                              17,444
                                                           300   Wyeth                                                     14,556
                                                                                                                      -----------
                                                                                                                           85,443
                  ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                        Shares
                  Industry                                Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                  Real Estate - 1.5%                       400   Kimco Realty Corp.                                   $    16,256
                                                           200   Simon Property Group, Inc.                                16,828
                                                           500   Taubman Centers, Inc.                                     20,835
                                                                                                                      -----------
                                                                                                                           53,919
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                  400   Limited Brands                                             9,784
                  ---------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.2%        100   Freddie Mac                                                6,100
                  ---------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication               300   Alltel Corp.                                              19,425
                  Services - 0.9%                          500   Sprint Nextel Corp.                                       12,920
                                                                                                                      -----------
                                                                                                                           32,345
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United States               2,606,064
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in North America - 82.4%           2,899,721
---------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
---------------------------------------------------------------------------------------------------------------------------------
Australia - 5.4%  Metals & Mining - 5.4%                 4,800   Alumina Ltd.                                              25,362
                                                         3,400   BHP Billiton Ltd.                                         67,882
                                                         8,200   BlueScope Steel Ltd.                                      41,981
                                                         1,000   Rio Tinto Ltd.                                            56,224
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Australia                         191,449
---------------------------------------------------------------------------------------------------------------------------------
China - 0.6%      Metals & Mining - 0.6%                   200   Aluminum Corp. of China Ltd. (a)                          20,944
                  ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in China                              20,944
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the Pacific Basin/Asia - 6.0%     212,393
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total in Common Stocks
                                                                 (Cost - $2,815,916) - 94.1%                            3,311,566
---------------------------------------------------------------------------------------------------------------------------------

                                                          Face
North America                                           Amount   Trust Preferred
---------------------------------------------------------------------------------------------------------------------------------
United            Automobiles - 0.2%                  $ 12,500   Ford Motor Co. Capital Trust II, 6.50%
States - 0.2%                                                    due 1/15/2032                                              7,496
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Trust Preferred
                                                                 (Cost - $13,198) - 0.2%                                    7,496
---------------------------------------------------------------------------------------------------------------------------------

                                                    Beneficial
                                                      Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                      $192,512   Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I, 4.56% (b)(d)                        192,512
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities (Cost - $192,512) - 5.5%     192,512
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $3,021,626*) - 99.8%         3,511,574

                                                                 Other Assets Less Liabilities - 0.2%                       7,281
                                                                                                                      -----------
                                                                 Net Assets - 100.0%                                  $ 3,518,855
                                                                                                                      ===========

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 3,021,626
                                                                    ===========
      Gross unrealized appreciation                                 $   551,518
      Gross unrealized depreciation                                     (61,570)
                                                                    -----------
      Net unrealized appreciation                                   $   489,948
                                                                    ===========

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net       Interest
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep
      Series I                                           $ (133,681)     $3,178
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Variable rate security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                           Shares
North America       Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.6%       Diversified Telecommunication           4,300  BCE, Inc.                                            $   103,458
                    Services - 1.6%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Canada                            103,458
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 1.2%              1,200  Curtiss-Wright Corp.                                      79,440
States - 86.6%      ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 2.2%                      200  Affymetrix, Inc. (d)                                       6,586
                                                              400  Cephalon, Inc. (d)                                        24,100
                                                            3,100  Medimmune, Inc. (d)                                      113,398
                                                                                                                        -----------
                                                                                                                            144,084
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 2.7%                  4,200  E*Trade Financial Corp. (d)                              113,316
                                                            2,700  Janus Capital Group, Inc.                                 62,559
                                                                                                                        -----------
                                                                                                                            175,875
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 5.7%                 4,800  The Colonial BancGroup, Inc.                             120,000
                                                            1,300  Compass Bancshares, Inc.                                  65,793
                                                            2,800  First Midwest Bancorp, Inc.                              102,396
                                                            2,986  TD Banknorth, Inc.                                        87,639
                                                                                                                        -----------
                                                                                                                            375,828
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                  13,300  Allied Waste Industries, Inc. (d)                        162,792
                    Supplies - 4.9%                         5,100  Cendant Corp.                                             88,485
                                                            1,300  Manpower, Inc.                                            74,334
                                                                                                                        -----------
                                                                                                                            325,611
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.6%         8,600  Andrew Corp. (d)                                         105,608
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 1.9%           9,100  Smurfit-Stone Container Corp. (d)                        123,487
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.0%               1,400  Cinergy Corp.                                             63,574
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                  3,500  Anixter International, Inc.                              167,230
                    Instruments - 4.9%                      5,000  Ingram Micro, Inc. Class A (d)                           100,000
                                                            1,500  Tech Data Corp. (d)                                       55,365
                                                                                                                        -----------
                                                                                                                            322,595
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment &                      3,500  BJ Services Co.                                          121,100
                    Services - 4.0%                           400  Diamond Offshore Drilling Inc.                            35,800
                                                            2,500  Rowan Cos., Inc.                                         109,900
                                                                                                                        -----------
                                                                                                                            266,800
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.1%                    2,400  Smithfield Foods, Inc. (d)                                70,416
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 1.5%                    1,400  Questar Corp.                                             98,070
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                 6,184  Emdeon Corp. (d)                                          66,787
                    Services - 2.9%                         1,500  LifePoint Hospitals, Inc. (d)                             46,650
                                                           10,800  Tenet Healthcare Corp. (d)                                79,704
                                                                                                                        -----------
                                                                                                                            193,141
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                           Shares
                    Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                   1,800  Outback Steakhouse, Inc.                             $    79,200
                    Leisure - 1.6%                          1,000  Tim Hortons, Inc. (d)                                     26,550
                                                                                                                        -----------
                                                                                                                            105,750
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 5.5%                      2,200  Alliance Data Systems Corp. (d)                          102,894
                                                            5,900  The BISYS Group, Inc. (d)                                 79,532
                                                            9,800  Convergys Corp. (d)                                      178,458
                                                                                                                        -----------
                                                                                                                            360,884
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 2.5%                        6,500  Conseco, Inc. (d)                                        161,330
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 2.0%                        1,600  AGCO Corp. (d)                                            33,184
                                                            3,100  Timken Co.                                               100,037
                                                                                                                        -----------
                                                                                                                            133,221
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 4.6%                            8,200  Interpublic Group of Cos., Inc. (d)                       78,392
                                                            7,200  Liberty Global, Inc. Series C (d)                        142,200
                                                            2,800  Valassis Communications, Inc. (d)                         82,236
                                                                                                                        -----------
                                                                                                                            302,828
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 2.1%                    900  Nucor Corp.                                               94,311
                                                              800  Steel Dynamics, Inc.                                      45,384
                                                                                                                        -----------
                                                                                                                            139,695
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 1.1%                 2,500  Dollar Tree Stores, Inc. (d)                              69,175
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   2,200  Cabot Oil & Gas Corp. Class A                            105,446
                    Fuels - 7.7%                            2,000  Murphy Oil Corp.                                          99,640
                                                            2,500  Newfield Exploration Co. (d)                             104,750
                                                            2,400  Noble Energy, Inc.                                       105,408
                                                            1,300  Tesoro Corp.                                              88,842
                                                                                                                        -----------
                                                                                                                            504,086
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.4%                  4,800  Medicis Pharmaceutical Corp. Class A                     156,480
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 4.4%                        800  Crescent Real Estate EQT Co.                              16,856
                                                            2,900  Equity Office Properties Trust                            97,382
                                                            7,800  Friedman Billings Ramsey Group, Inc. Class A              73,164
                                                            2,300  Rayonier, Inc.                                           104,857
                                                                                                                        -----------
                                                                                                                            292,259
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 1.9%                      2,700  JB Hunt Transport Services, Inc.                          58,158
                                                            3,100  Swift Transportation Co., Inc. (d)                        67,363
                                                                                                                        -----------
                                                                                                                            125,521
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 4.6%                         3,200  BEA Systems, Inc. (d)                                     42,016
                                                            1,250  Hyperion Solutions Corp. (d)                              40,750
                                                           17,000  Novell, Inc. (d)                                         130,560
                                                           11,200  TIBCO Software, Inc. (d)                                  93,632
                                                                                                                        -----------
                                                                                                                            306,958
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                           Shares
                    Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 6.4%                 3,600  Foot Locker, Inc.                                    $    85,968
                                                            6,200  The Gap, Inc.                                            115,816
                                                            3,500  RadioShack Corp.                                          67,305
                                                            6,100  TJX Cos., Inc.                                           151,402
                                                                                                                        -----------
                                                                                                                            420,491
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage                      5,700  Sovereign Bancorp, Inc.                                  124,887
                    Finance - 3.3%                          1,900  Webster Financial Corp.                                   92,074
                                                                                                                        -----------
                                                                                                                            216,961
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                     1,800  United Rentals, Inc. (d)                                  62,100
                    Distributors - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United States               5,702,268
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in North America - 88.2%           5,805,726
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.1%  Construction &                          3,000  Chicago Bridge & Iron Co. NV                              72,000
                    Engineering - 1.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Netherlands                    72,000
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.4%  Biotechnology - 1.4%                    5,400  Serono SA (a)                                             94,014
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Switzerland                        94,014
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Western Europe - 2.5%             166,014
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks (Cost - $5,447,279) - 90.7%        5,971,740
-----------------------------------------------------------------------------------------------------------------------------------

North America                                                      Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                        600  iShares Dow Jones US Real Estate Index Fund               44,100
States - 7.0%                                               1,100  iShares Dow Jones US Utilities Sector Index Fund          83,193
                                                              700  iShares Goldman Sachs Natural Resources Index Fund        67,179
                                                            1,300  iShares Russell 2000 Index Fund                           98,670
                                                            1,000  iShares S&P SmallCap 600 Index Fund                       65,180
                                                              700  Midcap SPDR Trust Series 1 (a)                           101,269
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Exchange-Traded Funds (Cost $418,192) - 7.0%       459,591
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                       $  143,824  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                   Series I, 4.56% (b)(c)                                   143,824
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $143,824) - 2.2%                                 143,824
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments (Cost - $6,009,297*) - 99.9%         6,575,155

                                                                   Other Assets Less Liabilities - 0.1%                       8,160
                                                                                                                        -----------
                                                                   Net Assets - 100.0%                                  $ 6,583,315
                                                                                                                        ===========

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

* The cost unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 6,020,676
                                                                    ===========
      Gross unrealized appreciation                                 $   673,007
      Gross unrealized depreciation                                    (118,528)
                                                                    -----------
      Net unrealized appreciation                                   $   554,479
                                                                    ===========

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net       Interest
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                                 $ (10,858)    $  1,427
      --------------------------------------------------------------------------

(c)   Variable rate security.
(d)   Non-income producing security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.5%                         187   Advo, Inc.                                                    $     5,984
                                                    347   aQuantive, Inc. (b)                                                 8,168
                                                    330   Catalina Marketing Corp.                                            7,623
                                                    156   Greenfield Online, Inc. (b)                                           934
                                                    141   Marchex, Inc. Class B (b)                                           3,032
                                                    330   Valassis Communications, Inc. (b)                                   9,692
                                                    501   ValueClick, Inc. (b)                                                8,477
                                                    239   Ventiv Health, Inc. (b)                                             7,940
                                                                                                                        -----------
                                                                                                                             51,850
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                    147   Curtiss-Wright Corp.                                                9,731
                                                    147   Heico Corp.                                                         4,658
                                                    110   K&F Industries Holdings, Inc. (b)                                   1,826
                                                     62   MTC Technologies, Inc. (b)                                          1,735
                                                    241   Moog, Inc. Class A (b)                                              8,553
                                                    360   Orbital Sciences Corp. (b)                                          5,695
                                                    199   Teledyne Technologies, Inc. (b)                                     7,084
                                                     76   United Industrial Corp.                                             4,631
                                                                                                                        -----------
                                                                                                                             43,913
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%               24   Alico, Inc.                                                         1,090
                                                    258   Delta & Pine Land Co.                                               7,781
                                                    265   Gold Kist, Inc. (b)                                                 3,350
                                                                                                                        -----------
                                                                                                                             12,221
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                240   AAR Corp. (b)                                                       6,835
                                                    400   ABX Air, Inc. (b)                                                   2,724
                                                    527   Airtran Holdings, Inc. (b)                                          9,544
                                                    190   Alaska Air Group, Inc. (b)                                          6,735
                                                    236   Aviall, Inc. (b)                                                    8,987
                                                    118   Bristow Group, Inc. (b)                                             3,646
                                                    569   Continental Airlines, Inc. Class B (b)                             15,306
                                                    222   EGL, Inc. (b)                                                       9,990
                                                    212   ExpressJet Holdings, Inc. (b)                                       1,577
                                                    211   Frontier Airlines, Inc. (b)                                         1,625
                                                    145   Mesa Air Group, Inc. (b)                                            1,659
                                                    201   Pinnacle Airlines Corp. (b)                                         1,339
                                                    359   Skywest, Inc.                                                      10,508
                                                    100   World Air Holdings, Inc. (b)                                          982
                                                                                                                        -----------
                                                                                                                             81,457
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                     189   Aleris International, Inc. (b)                                      9,085
                                                    138   Century Aluminum Co. (b)                                            5,858
                                                                                                                        -----------
                                                                                                                             14,943
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                     199   Aftermarket Technology Corp. (b)                                    4,499
                                                     46   Commercial Vehicle Group, Inc. (b)                                    884
                                                    117   Keystone Automotive Industries, Inc. (b)                            4,939
                                                     53   Standard Motor Products, Inc.                                         471
                                                    164   Superior Industries International, Inc.                             3,175
                                                                                                                        -----------
                                                                                                                             13,968
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%               200   American Axle & Manufacturing Holdings, Inc.                        3,426
                                                    465   ArvinMeritor, Inc.                                                  6,933
                                                    379   Hayes Lemmerz International, Inc. (b)                               1,035
                                                    150   Noble International Ltd.                                            2,540
                                                    500   Quantum Fuel Systems Technologies Worldwide, Inc. (b)               1,790
                                                     44   Sauer-Danfoss, Inc.                                                 1,010

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     17   Strattec Security Corp. (b)                                   $       634
                                                    257   Tenneco, Inc. (b)                                                   5,574
                                                    816   Visteon Corp. (b)                                                   3,754
                                                                                                                        -----------
                                                                                                                             26,696
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                         242   Modine Manufacturing Co.                                            7,139
                                                    215   Wabash National Corp.                                               4,246
                                                                                                                        -----------
                                                                                                                             11,385
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                         125   Signature Bank (b)                                                  4,074
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.1%                  59   1st Source Corp.                                                    1,769
                                                     79   Alabama National Bancorporation                                     5,404
                                                    181   Amcore Financial, Inc.                                              5,723
                                                     92   AmericanWest Bancorp (b)                                            2,435
                                                    105   Ameris Bancorp                                                      2,442
                                                     42   Arrow Financial Corp.                                               1,151
                                                     36   BancTrust Financial Group, Inc.                                       797
                                                     54   Bancfirst Corp.                                                     2,354
                                                    100   The Bancorp Inc. (b)                                                2,455
                                                    490   BancorpSouth, Inc.                                                 11,765
                                                     66   Bank of Granite Corp.                                               1,338
                                                     85   Bank of the Ozarks, Inc.                                            3,102
                                                    160   BankFinancial Corp. (b)                                             2,547
                                                     51   Banner Corp.                                                        1,734
                                                    238   Boston Private Financial Holdings, Inc.                             8,042
                                                    350   CVB Financial Corp.                                                 5,985
                                                     39   Camden National Corp.                                               1,498
                                                     63   Capital City Bank Group, Inc.                                       2,240
                                                     41   Capital Corp. of the West                                           1,506
                                                     42   Capital Crossing Bank (b)                                           1,338
                                                     53   Capitol Bancorp Ltd.                                                2,478
                                                     86   Cascade Bancorp                                                     2,517
                                                    299   Cathay General Bancorp                                             11,254
                                                    400   Centennial Bank Holdings, Inc. (b)                                  4,680
                                                     88   Center Financial Corp.                                              2,132
                                                    198   Central Pacific Financial Corp.                                     7,270
                                                    177   Chemical Financial Corp.                                            5,719
                                                    321   Chittenden Corp.                                                    9,299
                                                    301   Citizens Banking Corp.                                              8,082
                                                    124   City Holding Co.                                                    4,562
                                                     37   CityBank                                                            1,710
                                                     61   CoBiz, Inc.                                                         1,257
                                                    122   Columbia Banking System, Inc.                                       4,082
                                                    100   Community Bancorp (b)                                               3,097
                                                    196   Community Bank System, Inc.                                         4,377
                                                    141   Community Banks, Inc.                                               4,013
                                                     63   Community Trust Bancorp, Inc.                                       2,136
                                                     93   Corus Bankshares, Inc.                                              5,528
                                                    600   Doral Financial Corp.                                               6,930
                                                     77   EuroBancshares, Inc. (b)                                              908
                                                     31   FNB Corp.                                                           1,053
                                                     52   Farmers Capital Bank Corp.                                          1,669
                                                     32   Financial Institutions, Inc.                                          604
                                                    470   First BanCorp.                                                      5,809
                                                     55   First Bancorp                                                       1,231
                                                     64   First Busey Corp.                                                   1,350

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    178   First Charter Corp.                                           $     4,397
                                                     37   First Citizens BancShares, Inc. Class A                             7,141
                                                    427   First Commonwealth Financial Corp.                                  6,260
                                                     97   First Community Bancorp, Inc.                                       5,593
                                                     80   First Community Bancshares, Inc.                                    2,558
                                                    260   First Financial Bancorp                                             4,326
                                                    105   First Financial Bankshares, Inc.                                    4,022
                                                     75   First Financial Corp.                                               2,235
                                                    140   First Merchants Corp.                                               3,713
                                                    321   First Midwest Bancorp, Inc.                                        11,739
                                                     59   First Oak Brook Bancshares, Inc.                                    1,578
                                                    128   First State Bancorporation                                          3,400
                                                     97   Franklin Bank Corp. (b)                                             1,865
                                                    180   Frontier Financial Corp.                                            5,947
                                                     87   GB&T Bancshares, Inc.                                               1,944
                                                    220   Glacier Bancorp, Inc.                                               6,831
                                                    298   Gold Banc Corp., Inc.                                               5,459
                                                    357   Greater Bay Bancorp                                                 9,903
                                                    100   Greene County Bancshares, Inc.                                      2,921
                                                    169   Hancock Holding Co.                                                 7,862
                                                    222   Hanmi Financial Corp.                                               4,009
                                                    162   Harleysville National Corp.                                         3,684
                                                     41   Heartland Financial USA, Inc.                                         968
                                                    100   Heritage Commerce Corp.                                             2,500
                                                      5   Huntington Bancshares, Inc.                                           121
                                                    112   Independent Bank Corp./MA                                           3,601
                                                    111   Independent Bank Corp./MI                                           3,158
                                                    122   Integra Bank Corp.                                                  2,789
                                                     81   Interchange Financial Services Corp.                                1,539
                                                    400   Investors Bancorp, Inc. (b)                                         5,576
                                                    133   Irwin Financial Corp.                                               2,571
                                                     89   Lakeland Bancorp, Inc.                                              1,385
                                                     51   Lakeland Financial Corp.                                            2,384
                                                    116   MB Financial, Inc.                                                  4,106
                                                     74   MBT Financial Corp.                                                 1,243
                                                     49   Macatawa Bank Corp.                                                 1,858
                                                    114   Main Street Banks, Inc.                                             2,950
                                                    144   MainSource Financial Group, Inc.                                    2,722
                                                     36   Mercantile Bank Corp.                                               1,408
                                                    173   Mid-State Bancshares                                                5,091
                                                     49   Midwest Banc Holdings, Inc.                                         1,271
                                                     27   NBC Capital Corp.                                                     619
                                                    198   NBT Bancorp, Inc.                                                   4,604
                                                    141   Nara Bancorp, Inc.                                                  2,475
                                                    262   National Penn Bancshares, Inc.                                      5,575
                                                    419   Old National Bancorp                                                9,067
                                                     73   Old Second Bancorp, Inc.                                            2,397
                                                     89   Omega Financial Corp.                                               3,014
                                                    140   Oriental Financial Group                                            2,023
                                                    286   Pacific Capital Bancorp                                             9,678
                                                     91   Park National Corp.                                                 9,692
                                                     33   Peapack Gladstone Financial Corp.                                     845
                                                     52   Peoples Bancorp, Inc.                                               1,560
                                                    100   Pinnacle Financial Partners, Inc. (b)                               2,744

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    122   Piper Jaffray Cos. (b)                                        $     6,710
                                                     55   Placer Sierra Bancshares                                            1,570
                                                    124   PrivateBancorp, Inc.                                                5,145
                                                    126   Prosperity Bancshares, Inc.                                         3,806
                                                    228   Provident Bankshares Corp.                                          8,311
                                                    196   R-G Financial Corp. Class B                                         2,481
                                                     44   Renasant Corp.                                                      1,625
                                                    436   Republic Bancorp, Inc.                                              5,249
                                                     38   Republic Bancorp, Inc. Class A                                        768
                                                    143   S&T Bancorp, Inc.                                                   5,231
                                                     68   SCBT Financial Corp.                                                2,385
                                                    244   SVB Financial Group (b)                                            12,944
                                                     58   SY Bancorp, Inc.                                                    1,532
                                                     83   Sandy Spring Bancorp, Inc.                                          3,153
                                                     54   Seacoast Banking Corp. of Florida                                   1,572
                                                     38   Security Bank Corp.                                                   960
                                                     80   Simmons First National Corp. Class A                                2,381
                                                     44   Southside Bancshares, Inc.                                            892
                                                     91   Southwest Bancorp, Inc.                                             2,024
                                                     43   State Bancorp, Inc.                                                   657
                                                    330   Sterling Bancshares, Inc.                                           5,957
                                                    156   Sterling Financial Corp.                                            3,407
                                                     58   Suffolk Bancorp                                                     2,013
                                                     46   Sun Bancorp, Inc. (b)                                                 897
                                                    324   Susquehanna Bancshares, Inc.                                        8,349
                                                    164   Texas Capital Bancshares, Inc. (b)                                  3,936
                                                    315   Texas Regional Bancshares, Inc. Class A                             9,278
                                                     42   Tompkins Trustco, Inc.                                              2,022
                                                     53   Trico Bancshares                                                    1,501
                                                    427   TrustCo Bank Corp. NY                                               5,197
                                                    295   Trustmark Corp.                                                     9,334
                                                    600   UCBH Holdings, Inc.                                                11,352
                                                    108   UMB Financial Corp.                                                 7,585
                                                     58   USB Holding Co., Inc.                                               1,331
                                                    308   Umpqua Holdings Corp.                                               8,778
                                                     70   Union Bankshares Corp.                                              3,200
                                                    260   United Bankshares, Inc.                                             9,950
                                                    170   United Community Banks, Inc.                                        4,786
                                                     58   Univest Corp. of Pennsylvania                                       1,477
                                                     35   Virginia Commerce Bancorp (b)                                       1,258
                                                     61   Virginia Financial Group, Inc.                                      2,441
                                                     71   Washington Trust Bancorp, Inc.                                      1,993
                                                    108   WesBanco, Inc.                                                      3,543
                                                    139   West Bancorporation, Inc.                                           2,756
                                                    119   West Coast Bancorp                                                  3,326
                                                    218   Westamerica Bancorp                                                11,319
                                                     29   Western Sierra Bancorp                                              1,315
                                                    115   Wilshire Bancorp, Inc.                                              2,138
                                                    151   Wintrust Financial Corp.                                            8,784
                                                     41   Yardville National Bancorp                                          1,509
                                                                                                                        -----------
                                                                                                                            588,421
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                  73   Boston Beer Co., Inc. Class A (b)                                   1,899
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.2%                         18   Coca-Cola Bottling Co. Consolidated                           $       828
                                                     96   Hansen Natural Corp. (b)                                           12,078
                                                     94   Peet's Coffee & Tea, Inc. (b)                                       2,820
                                                                                                                        -----------
                                                                                                                             15,726
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                            600   Aastrom Biosciences, Inc. (b)                                       1,212
Production - 2.2%                                   562   Abgenix, Inc. (b)                                                  12,645
                                                    223   Albany Molecular Research, Inc. (b)                                 2,266
                                                    191   Alexion Pharmaceuticals, Inc. (b)                                   6,765
                                                    194   Antigenics, Inc. (b)                                                  531
                                                    458   Applera Corp. - Celera Genomics Group (b)                           5,354
                                                    400   Arena Pharmaceuticals, Inc. (b)                                     7,244
                                                    381   Ariad Pharmaceuticals, Inc. (b)                                     2,507
                                                    200   Arqule, Inc. (b)                                                    1,148
                                                    240   Array Biopharma, Inc. (b)                                           2,194
                                                    151   Arthrocare Corp. (b)                                                7,221
                                                    100   Barrier Therapeutics, Inc. (b)                                        968
                                                    288   Bioenvision, Inc. (b)                                               2,053
                                                    200   Caliper Life Sciences, Inc. (b)                                     1,280
                                                    328   Cell Genesys, Inc. (b)                                              2,617
                                                    436   Cell Therapeutics, Inc. (b)                                           833
                                                     40   Coley Pharmaceutical Group, Inc. (b)                                  606
                                                    351   Cubist Pharmaceuticals, Inc. (b)                                    8,062
                                                    321   CuraGen Corp. (b)                                                   1,608
                                                    264   Curis, Inc. (b)                                                       628
                                                    174   Cypress Bioscience, Inc. (b)                                        1,101
                                                    103   Digene Corp. (b)                                                    4,027
                                                    342   Discovery Laboratories, Inc. (b)                                    2,507
                                                    120   Diversa Corp. (b)                                                   1,093
                                                    209   Dov Pharmaceutical, Inc. (b)                                        3,340
                                                    351   deCODE genetics, Inc. (b)                                           3,043
                                                    403   Encysive Pharmaceuticals, Inc. (b)                                  1,971
                                                    411   Enzon Pharmaceuticals, Inc. (b)                                     3,329
                                                    483   Exelixis, Inc. (b)                                                  5,801
                                                    100   Genitope Corp. (b)                                                    870
                                                    331   Geron Corp. (b)                                                     2,751
                                                    827   Human Genome Sciences, Inc. (b)                                     8,989
                                                    400   ICOS Corp. (b)                                                      8,820
                                                    100   Idenix Pharmaceuticals Inc. (b)                                     1,357
                                                    531   Incyte Corp. (b)                                                    3,197
                                                    121   Integra LifeSciences Holdings Corp. (b)                             4,959
                                                    210   InterMune, Inc. (b)                                                 3,893
                                                    300   Introgen Therapeutics, Inc. (b)                                     1,593
                                                     74   Kensey Nash Corp. (b)                                               2,116
                                                    120   Keryx Biopharmaceuticals, Inc. (b)                                  2,293
                                                    382   Lexicon Genetics, Inc. (b)                                          2,116
                                                    169   MannKind Corp. (b)                                                  3,454
                                                    200   Martek Biosciences Corp. (b)                                        6,566
                                                    118   Maxygen, Inc. (b)                                                     977
                                                    100   Momenta Pharmaceuticals Inc. (b)                                    1,966
                                                    700   Monogram Biosciences, Inc. (b)                                      1,288
                                                     92   Myogen, Inc. (b)                                                    3,333
                                                    216   Myriad Genetics, Inc. (b)                                           5,635
                                                    230   NPS Pharmaceuticals, Inc. (b)                                       1,964
                                                    457   Nabi Biopharmaceuticals (b)                                         2,577

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    349   Nanogen, Inc. (b)                                             $     1,054
                                                    100   Nastech Pharmaceutical Co., Inc. (b)                                1,800
                                                    200   Neurocrine Biosciences, Inc. (b)                                   12,908
                                                    134   Neurogen Corp. (b)                                                    829
                                                    138   Northfield Laboratories, Inc. (b)                                   1,380
                                                    214   Nuvelo, Inc. (b)                                                    3,813
                                                    100   Orchid Cellmark, Inc. (b)                                             574
                                                     69   PRA International Inc. (b)                                          1,711
                                                     93   Progenics Pharmaceuticals, Inc. (b)                                 2,464
                                                     82   Rigel Pharmaceuticals, Inc. (b)                                       942
                                                    600   Savient Pharmaceuticals, Inc. (b)                                   3,198
                                                    161   Seattle Genetics, Inc. (b)                                            831
                                                    241   Serologicals Corp. (b)                                              5,895
                                                    400   StemCells, Inc. (b)                                                 1,432
                                                    140   Tanox, Inc. (b)                                                     2,719
                                                    306   Telik, Inc. (b)                                                     5,924
                                                    100   Tercica, Inc. (b)                                                     670
                                                    122   Trimeris, Inc. (b)                                                  1,648
                                                     60   Vnus Medical Technologies, Inc. (b)                                   455
                                                    114   Zymogenetics, Inc. (b)                                              2,465
                                                                                                                        -----------
                                                                                                                            217,380
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%                            41   Ameron International Corp.                                          3,002
                                                    198   Building Material Holding Corp.                                     7,057
                                                    166   LSI Industries, Inc.                                                2,829
                                                    141   NCI Building Systems, Inc. (b)                                      8,428
                                                    228   Simpson Manufacturing Co., Inc.                                     9,872
                                                    148   Texas Industries, Inc.                                              8,953
                                                     60   Trex Co., Inc. (b)                                                  1,902
                                                    161   Watsco, Inc.                                                       11,439
                                                    100   Zoltek Cos., Inc. (b)                                               2,286
                                                                                                                        -----------
                                                                                                                             55,768
-----------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.1%                   317   Lennox International, Inc.                                          9,466
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.3%                             390   Eagle Materials, Inc.                                              24,866
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                  90   Interline Brands, Inc. (b)                                          2,271
                                                    552   Jacuzzi Brands, Inc. (b)                                            5,426
                                                                                                                        -----------
                                                                                                                              7,697
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                       80   Builders FirstSource, Inc. (b)                                      1,817
                                                    205   Comfort Systems USA, Inc.                                           2,768
                                                    120   Drew Industries, Inc. (b)                                           4,266
                                                    243   Griffon Corp. (b)                                                   6,036
                                                                                                                        -----------
                                                                                                                             14,887
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                109   Beacon Roofing Supply, Inc. (b)                                     4,430
                                                    116   ElkCorp                                                             3,915
                                                                                                                        -----------
                                                                                                                              8,345
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                  2,198   Charter Communications, Inc. Class A (b)                            2,396
                                                    100   Crown Media Holdings, Inc. Class A (b)                                634
                                                    548   TiVo, Inc. (b)                                                      3,962
                                                                                                                        -----------
                                                                                                                              6,992
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                           174   Ameristar Casinos, Inc.                                             4,487
                                                    242   Aztar Corp. (b)                                                    10,161
                                                    359   Bally Technologies, Inc. (b)                                        6,099
                                                     40   Churchill Downs, Inc.                                               1,533
                                                     98   Dover Downs Gaming & Entertainment, Inc.                            2,132
                                                     75   Isle of Capri Casinos, Inc. (b)                                     2,496

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    188   MTR Gaming Group, Inc. (b)                                    $     1,936
                                                    299   Magna Entertainment Corp. Class A (b)                               2,030
                                                    300   Mikohn Gaming Corp. (b)                                             2,871
                                                    173   Multimedia Games, Inc. (b)                                          2,574
                                                    285   Pinnacle Entertainment, Inc. (b)                                    8,028
                                                    243   Shuffle Master, Inc. (b)                                            8,685
                                                    119   WMS Industries, Inc. (b)                                            3,582
                                                                                                                        -----------
                                                                                                                             56,614
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                     44   American Vanguard Corp.                                             1,344
                                                    171   Arch Chemicals, Inc.                                                5,198
                                                    280   CF Industries Holdings, Inc.                                        4,757
                                                    173   Cabot Microelectronics Corp. (b)                                    6,418
                                                    271   Calgon Carbon Corp.                                                 1,667
                                                    156   Cambrex Corp.                                                       3,048
                                                    250   EnerSys (b)                                                         3,450
                                                    127   Energy Conversion Devices, Inc. (b)                                 6,246
                                                    198   Georgia Gulf Corp.                                                  5,146
                                                    693   Hercules, Inc. (b)                                                  9,563
                                                    103   Innospec, Inc.                                                      2,640
                                                    165   MacDermid, Inc.                                                     5,305
                                                    170   Medis Technologies Ltd. (b)                                         3,966
                                                     32   NL Industries, Inc.                                                   340
                                                     91   NewMarket Corp.                                                     4,331
                                                     64   Nuco2, Inc. (b)                                                     2,031
                                                    199   OM Group, Inc. (b)                                                  4,577
                                                    100   Pioneer Cos., Inc. (b)                                              3,050
                                                    554   PolyOne Corp. (b)                                                   5,163
                                                    140   Rockwood Holdings, Inc. (b)                                         3,223
                                                    176   Schulman A, Inc.                                                    4,356
                                                    100   Senomyx, Inc. (b)                                                   1,646
                                                    100   Tronox, Inc. Class A                                                1,696
                                                    210   UAP Holding Corp.                                                   4,515
                                                    106   Ultralife Batteries, Inc. (b)                                       1,362
                                                    220   Valence Technology, Inc. (b)                                          541
                                                    414   WR Grace & Co. (b)                                                  5,506
                                                     66   Westlake Chemical Corp.                                             2,280
                                                                                                                        -----------
                                                                                                                            103,365
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                         200   Alpha Natural Resources, Inc. (b)                                   4,628
                                                    160   Foundation Coal Holdings, Inc.                                      6,582
                                                    100   James River Coal Co. (b)                                            3,397
                                                                                                                        -----------
                                                                                                                             14,607
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%              192   Arbitron, Inc.                                                      6,493
                                                  3,057   CMGI, Inc. (b)                                                      4,524
                                                    279   infoUSA, Inc.                                                       3,621
                                                    108   LECG Corp. (b)                                                      2,081
                                                    175   ProQuest Co. (b)                                                    3,743
                                                    124   SOURCECORP (b)                                                      2,990
                                                                                                                        -----------
                                                                                                                             23,452
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                       472   Entravision Communications Corp. Class A (b)                        4,324
                                                  1,500   Gemstar-TV Guide International, Inc. (b)                            4,635
                                                                                                                        -----------
                                                                                                                              8,959
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.6%                  2,400   3Com Corp. (b)                                                     12,288
                                                    400   Adtran, Inc.                                                       10,472
                                                    106   Anaren, Inc. (b)                                                    2,064

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    183   Anixter International, Inc.                                   $     8,744
                                                    200   Atheros Communications Inc. (b)                                     5,238
                                                    300   Avocent Corp. (b)                                                   9,522
                                                     89   Bel Fuse, Inc.                                                      3,118
                                                     97   Black Box Corp.                                                     4,661
                                                    357   Broadwing Corp. (b)                                                 5,262
                                                  1,673   Brocade Communications Systems, Inc. (b)                           11,176
                                                    316   CSG Systems International Inc. (b)                                  7,350
                                                    136   Catapult Communications Corp. (b)                                   1,809
                                                  3,500   Ciena Corp. (b)                                                    18,235
                                                    300   CommScope, Inc. (b)                                                 8,565
                                                    154   Comtech Telecommunications Corp. (b)                                4,492
                                                    161   Digi International, Inc. (b)                                        1,879
                                                    419   Ditech Communications Corp. (b)                                     4,379
                                                    219   Echelon Corp. (b)                                                   2,067
                                                    100   EndWare Corp. (b)                                                   1,469
                                                    551   Entrust, Inc. (b)                                                   2,480
                                                    774   Extreme Networks Inc. (b)                                           3,885
                                                    977   Finisar Corp. (b)                                                   4,836
                                                    700   Foundry Networks, Inc. (b)                                         12,712
                                                    600   Glenayre Technologies, Inc. (b)                                     3,150
                                                    513   Harmonic, Inc. (b)                                                  3,268
                                                    158   InPhonic, Inc. (b)                                                  1,104
                                                    152   Inter-Tel, Inc.                                                     3,259
                                                    262   InterVoice, Inc. (b)                                                2,256
                                                    195   Ixia (b)                                                            2,781
                                                    115   j2 Global Communications, Inc. (b)                                  5,405
                                                    159   Netgear, Inc. (b)                                                   3,023
                                                    208   Novatel Wireless, Inc. (b)                                          1,862
                                                     94   Oplink Communications, Inc. (b)                                     1,630
                                                    258   Redback Networks, Inc. (b)                                          5,596
                                                    279   Seachange International, Inc. (b)                                   2,168
                                                    309   Secure Computing Corp. (b)                                          3,566
                                                  1,600   Sonus Networks, Inc. (b)                                            8,768
                                                    140   Standard Microsystems Corp. (b)                                     3,637
                                                  1,069   Sycamore Networks, Inc. (b)                                         5,024
                                                    120   Syniverse Holdings, Inc. (b)                                        1,896
                                                  1,400   TIBCO Software, Inc. (b)                                           11,704
                                                    166   Talx Corp.                                                          4,728
                                                    345   Tekelec (b)                                                         4,771
                                                    400   Telkonet, Inc. (b)(e)                                               1,700
                                                    157   Terremark Worldwide, Inc. (b)                                       1,335
                                                     51   Ulticom, Inc. (b)                                                     548
                                                    700   Utstarcom, Inc. (b)                                                 4,403
                                                    153   Viasat, Inc. (b)                                                    4,383
                                                    186   WebEx Communications, Inc. (b)                                      6,263
                                                    386   Westell Technologies, Inc. Class A (b)                              1,571
                                                    401   Zhone Technologies, Inc. (b)                                        1,067
                                                                                                                        -----------
                                                                                                                            247,569
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software                          300   AMICAS, Inc. (b)                                                    1,416
& Systems - 4.0%                                    600   Acxiom Corp.                                                       15,504
                                                    383   Agile Software Corp. (b)                                            2,922
                                                    146   Altiris, Inc. (b)                                                   3,213
                                                    100   American Reprographics Co. (b)                                      3,469

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    216   Ansys, Inc. (b)                                               $    11,696
                                                    188   Anteon International Corp. (b)                                     10,257
                                                    400   Applied Digital Solutions, Inc. (b)                                 1,152
                                                    401   Ariba, Inc. (b)                                                     3,922
                                                    390   AsiaInfo Holdings, Inc. (b)                                         1,950
                                                    316   Aspen Technology, Inc. (b)                                          3,997
                                                    200   Audible, Inc. (b)                                                   2,102
                                                  1,200   BearingPoint, Inc. (b)                                             10,188
                                                    100   Blackboard, Inc. (b)                                                2,841
                                                     81   Blue Coat Systems, Inc. (b)                                         1,761
                                                    564   Borland Software Corp. (b)                                          3,046
                                                    100   COMSYS IT Partners, Inc. (b)                                        1,089
                                                    303   Ciber, Inc. (b)                                                     1,933
                                                    100   Click Commerce, Inc. (b)                                            2,394
                                                    143   Concur Technologies, Inc. (b)                                       2,650
                                                    125   Covansys Corp. (b)                                                  2,149
                                                    255   Dendrite International, Inc. (b)                                    3,481
                                                    204   Digital River, Inc. (b)                                             8,896
                                                    497   Digitas, Inc. (b)                                                   7,157
                                                    116   EPIQ Systems, Inc. (b)                                              2,204
                                                    373   Electronics for Imaging Inc. (b)                                   10,433
                                                    100   Emageon, Inc. (b)                                                   1,699
                                                    285   Epicor Software Corp. (b)                                           3,828
                                                     58   Equinix, Inc. (b)                                                   3,725
                                                    182   eCollege.com, Inc. (b)                                              3,429
                                                    382   Gartner, Inc. Class A (b)                                           5,329
                                                    124   Infocrossing, Inc. (b)                                              1,494
                                                    499   Informatica Corp. (b)                                               7,759
                                                    381   Internet Capital Group, Inc. (b)                                    3,589
                                                    242   Internet Security Systems Inc. (b)                                  5,803
                                                     83   Intervideo, Inc. (b)                                                  901
                                                    261   Interwoven, Inc. (b)                                                2,346
                                                    100   iGate Corp. (b)                                                       590
                                                    196   JDA Software Group, Inc. (b)                                        2,830
                                                    122   Jupitermedia Corp. (b)                                              2,194
                                                    158   Kanbay International, Inc. (b)                                      2,411
                                                    305   Keane, Inc. (b)                                                     4,804
                                                    127   Keynote Systems, Inc. (b)                                           1,453
                                                    321   Lawson Software, Inc. (b)                                           2,462
                                                    268   Lionbridge Technologies Inc. (b)                                    2,120
                                                    105   MRO Software, Inc. (b)                                              1,676
                                                    339   Macrovision Corp. (b)                                               7,509
                                                    240   Magma Design Automation, Inc. (b)                                   2,076
                                                    211   Manhattan Associates, Inc. (b)                                      4,642
                                                     96   Mantech International Corp. Class A (b)                             3,189
                                                    158   Mapinfo Corp. (b)                                                   2,215
                                                    298   Matrixone, Inc. (b)                                                 2,134
                                                    528   Mentor Graphics Corp. (b)                                           5,834
                                                    152   Mercury Computer Systems, Inc. (b)                                  2,462
                                                     86   Merge Technologies, Inc. (b)                                        1,372
                                                    101   MicroStrategy, Inc. Class A (b)                                    10,634
                                                    224   Micros Systems, Inc. (b)                                           10,320
                                                    200   Motive, Inc. (b)                                                      780
                                                    116   Ness Technologies, Inc. (b)                                         1,460

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    351   NetIQ Corp. (b)                                               $     3,914
                                                    116   Netscout Systems, Inc. (b)                                          1,056
                                                    681   Nuance Communications, Inc. (b)                                     8,043
                                                    185   Open Solutions, Inc. (b)                                            5,052
                                                    552   Openwave Systems, Inc. (b)                                         11,912
                                                    423   Opsware, Inc. (b)                                                   3,625
                                                    113   PDF Solutions, Inc. (b)                                             2,138
                                                    198   Packeteer, Inc. (b)                                                 2,297
                                                    694   Parametric Technology Corp. (b)                                    11,333
                                                    100   Pegasystems, Inc. (b)                                                 816
                                                    188   Progress Software Corp. (b)                                         5,469
                                                    100   QAD, Inc.                                                             748
                                                    309   Quest Software, Inc. (b)                                            5,160
                                                    695   RealNetworks, Inc. (b)                                              5,734
                                                    100   RightNow Technologies, Inc. (b)                                     1,587
                                                     53   SI International, Inc. (b)                                          1,863
                                                    172   SPSS, Inc. (b)                                                      5,446
                                                    127   SYKES Enterprises, Inc. (b)                                         1,801
                                                    149   SafeNet, Inc. (b)                                                   3,946
                                                    486   Sapient Corp. (b)                                                   3,708
                                                    352   SonicWALL, Inc. (b)                                                 2,496
                                                    169   Stellent, Inc.                                                      2,004
                                                    279   SupportSoft, Inc. (b)                                               1,236
                                                    262   Transaction Systems Architects, Inc. Class A (b)                    8,177
                                                    342   Trizetto Group (b)                                                  6,016
                                                    201   Tyler Technologies, Inc. (b)                                        2,211
                                                     84   Ultimate Software Group, Inc. (b)                                   2,171
                                                    100   Vasco Data Security International Inc. (b)                            813
                                                    100   VeriFone Holdings, Inc. (b)                                         3,029
                                                     66   Verint Systems, Inc. (b)                                            2,334
                                                    209   Vignette Corp. (b)                                                  3,083
                                                    290   Websense, Inc. (b)                                                  7,998
                                                    490   Wind River Systems, Inc. (b)                                        6,101
                                                    159   Witness Systems, Inc. (b)                                           4,039
                                                    369   webMethods, Inc. (b)                                                3,107
                                                    259   Zoran Corp. (b)                                                     5,667
                                                                                                                        -----------
                                                                                                                            383,021
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.6%                          668   Adaptec, Inc. (b)                                                   3,694
                                                     70   Advanced Analogic Technologies, Inc. (b)                              798
                                                    457   Advanced Digital Information Corp. (b)                              4,012
                                                    420   Dot Hill Systems Corp. (b)                                          2,982
                                                    527   Emulex Corp. (b)                                                    9,006
                                                    206   FalconStor Software, Inc. (b)                                       1,947
                                                    100   Fargo Electronics, Inc. (b)                                         1,691
                                                    263   Filenet Corp. (b)                                                   7,106
                                                  1,618   Gateway, Inc. (b)                                                   3,543
                                                    162   Hutchinson Technology, Inc. (b)                                     4,888
                                                    219   Imation Corp.                                                       9,397
                                                    209   Intergraph Corp. (b)                                                8,707
                                                    305   Intermec, Inc. (b)                                                  9,306
                                                    197   Komag, Inc. (b)                                                     9,377
                                                    501   Lexar Media, Inc. (b)                                               4,299
                                                  1,600   Maxtor Corp. (b)                                                   15,296
                                                    973   McData Corp. (b)                                                    4,495

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    194   Mobility Electronics, Inc. (b)                                $     1,616
                                                    570   Palm, Inc. (b)                                                     13,201
                                                    475   Perot Systems Corp. Class A (b)                                     7,391
                                                    200   Phoenix Technologies Ltd. (b)                                       1,356
                                                  1,069   Quantum Corp. (b)                                                   3,998
                                                    476   RSA Security, Inc. (b)                                              8,539
                                                    200   Radiant Systems, Inc. (b)                                           2,704
                                                    139   Radisys Corp. (b)                                                   2,759
                                                    100   Rimage Corp. (b)                                                    2,258
                                                     69   Stratasys, Inc. (b)                                                 2,034
                                                    136   Synaptics, Inc. (b)                                                 2,991
                                                    280   Trident Microsystems, Inc. (b)                                      8,137
                                                                                                                        -----------
                                                                                                                            157,528
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                  85   Brookfield Homes Corp.                                              4,408
                                                    178   EMCOR Group, Inc. (b)                                               8,839
                                                    201   Granite Construction, Inc.                                          9,785
                                                     65   Perini Corp. (b)                                                    1,974
                                                    178   Washington Group International, Inc. (b)                           10,215
                                                                                                                        -----------
                                                                                                                             35,221
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%                          62   Alloy, Inc. (b)                                                       831
                                                    300   Atari Inc. (b)                                                        192
                                                    872   CNET Networks, Inc. (b)                                            12,391
                                                     98   DTS, Inc. (b)                                                       1,927
                                                    804   Earthlink, Inc. (b)                                                 7,678
                                                    216   Infospace, Inc. (b)                                                 6,037
                                                    339   Ipass, Inc. (b)                                                     2,715
                                                    251   iVillage, Inc. (b)                                                  2,111
                                                    100   LoJack Corp. (b)                                                    2,398
                                                    178   Midway Games, Inc. (b)                                              1,641
                                                    155   NIC, Inc. (b)                                                         950
                                                    161   Navarre Corp. (b)                                                     691
                                                    300   NetFlix, Inc. (b)                                                   8,697
                                                    131   Sohu.com, Inc. (b)                                                  3,496
                                                    403   THQ, Inc. (b)                                                      10,434
                                                    428   United Online, Inc.                                                 5,504
                                                    112   Universal Electronics, Inc. (b)                                     1,982
                                                                                                                        -----------
                                                                                                                             69,675
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                            206   Blyth, Inc.                                                         4,330
                                                    100   CNS, Inc.                                                           2,154
                                                     24   CSS Industries, Inc.                                                  786
                                                    100   Citi Trends, Inc. (b)                                               3,976
                                                    355   Jarden Corp. (b)                                                   11,662
                                                     80   Mannatech, Inc.                                                     1,390
                                                    199   Matthews International Corp. Class A                                7,614
                                                    203   Nautilus, Inc.                                                      3,035
                                                    167   Oakley, Inc.                                                        2,842
                                                    283   Playtex Products, Inc. (b)                                          2,963
                                                    120   RC2 Corp. (b)                                                       4,777
                                                    184   The Topps Co., Inc.                                                 1,614
                                                    368   Tupperware Corp.                                                    7,577
                                                     79   USANA Health Sciences, Inc. (b)                                     3,296
                                                     44   Water Pik Technologies, Inc. (b)                                    1,219
                                                    243   Yankee Candle Co., Inc.                                             6,651
                                                                                                                        -----------
                                                                                                                             65,886
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                              95   Greif, Inc.                                                   $     6,500
Metals & Glass - 0.2%                               210   Mobile Mini, Inc. (b)                                               6,493
                                                    160   Silgan Holdings, Inc.                                               6,427
                                                                                                                        -----------
                                                                                                                             19,420
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                             390   Graphic Packaging Corp. (b)                                           807
Paper & Plastic - 0.0%                              200   Myers Industries, Inc.                                              3,198
                                                                                                                        -----------
                                                                                                                              4,005
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                       217   Mueller Industries, Inc.                                            7,745
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                    165   Elizabeth Arden, Inc. (b)                                           3,848
                                                     52   Inter Parfums, Inc.                                                 1,036
                                                    332   Nu Skin Enterprises, Inc. Class A                                   5,820
                                                    100   Parlux Fragrances, Inc. (b)                                         3,225
                                                    930   Revlon, Inc. Class A (b)                                            2,939
                                                                                                                        -----------
                                                                                                                             16,868
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%               162   Euronet Worldwide, Inc. (b)                                         6,128
                                                    354   F.N.B. Corp.                                                        6,053
                                                    100   Greenhill & Co., Inc.                                               6,611
                                                    223   Jones Lang LaSalle, Inc.                                           17,068
                                                    300   The Nasdaq Stock Market, Inc. (b)                                  12,012
                                                    264   USI Holdings Corp. (b)                                              4,258
                                                                                                                        -----------
                                                                                                                             52,130
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                             297   Acuity Brands, Inc.                                                11,880
Processing - 0.7%                                   197   Armor Holdings, Inc. (b)                                           11,483
                                                    117   Barnes Group, Inc.                                                  4,738
                                                    238   Brady Corp.                                                         8,915
                                                    318   Clarcor, Inc.                                                      11,321
                                                    397   Hexcel Corp. (b)                                                    8,722
                                                    478   Olin Corp.                                                         10,263
                                                    159   Tredegar Corp.                                                      2,530
                                                                                                                        -----------
                                                                                                                             69,852
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                  357   Casey's General Stores, Inc.                                        8,164
                                                    144   Great Atlantic & Pacific Tea Co. (b)                                5,030
                                                    107   Ingles Markets, Inc. Class A                                        1,907
                                                    183   Longs Drug Stores Corp.                                             8,469
                                                     91   Nash Finch Co.                                                      2,721
                                                    380   Pathmark Stores, Inc. (b)                                           3,975
                                                    196   Ruddick Corp.                                                       4,765
                                                    104   Smart & Final, Inc. (b)                                             1,705
                                                    200   Spartan Stores, Inc.                                                2,550
                                                     61   Weis Markets, Inc.                                                  2,719
                                                    219   Wild Oats Markets, Inc. (b)                                         4,452
                                                                                                                        -----------
                                                                                                                             46,457
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%                      150   AVANIR Pharmaceuticals Class A (b)                                  2,193
                                                     50   Adams Respiratory Therapeutics, Inc. (b)                            1,989
                                                    286   Adolor Corp. (b)                                                    6,807
                                                    569   Alkermes, Inc. (b)                                                 12,546
                                                    241   Alpharma, Inc. Class A                                              6,464
                                                    730   Amylin Pharmaceuticals, Inc. (b)                                   35,733
                                                    400   Andrx Corp. (b)                                                     9,496
                                                    256   Atherogenics Inc. (b)                                               4,178
                                                     73   Bentley Pharmaceuticals, Inc. (b)                                     960
                                                    368   BioMarin Pharmaceuticals, Inc. (b)                                  4,938
                                                    186   CV Therapeutics, Inc. (b)                                           4,107
                                                    100   Caraco Pharmaceutical Laboratories Ltd. (b)                         1,300

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    122   Chattem, Inc. (b)                                             $     4,593
                                                    219   Connetics Corp. (b)                                                 3,708
                                                    357   Dendreon Corp. (b)                                                  1,681
                                                    382   Durect Corp. (b)                                                    2,430
                                                    119   Dusa Pharmaceuticals, Inc. (b)                                        840
                                                    150   Enzo Biochem, Inc. (b)                                              2,025
                                                    185   First Horizon Pharmaceutical Corp. (b)                              4,664
                                                    272   Immunogen, Inc. (b)                                                 1,180
                                                    252   Inspire Pharmaceuticals, Inc. (b)                                   1,318
                                                    588   Isis Pharmaceuticals, Inc. (b)                                      5,298
                                                    200   Ista Pharmaceuticals, Inc. (b)                                      1,270
                                                    250   KV Pharmaceutical Co. Class A (b)                                   6,030
                                                    400   MGI Pharma, Inc. (b)                                                7,000
                                                    698   Medarex, Inc. (b)                                                   9,228
                                                    327   Medicines Co. (b)                                                   6,726
                                                    300   Medicis Pharmaceutical Corp. Class A                                9,780
                                                    500   Nektar Therapeutics (b)                                            10,190
                                                    135   Neopharm, Inc. (b)                                                  1,129
                                                     85   NitroMed, Inc. (b)                                                    714
                                                    170   Noven Pharmaceuticals, Inc. (b)                                     3,062
                                                    221   Onyx Pharmaceuticals, Inc. (b)                                      5,803
                                                    170   Pain Therapeutics, Inc. (b)                                         1,848
                                                    233   Par Pharmaceutical Cos., Inc. (b)                                   6,566
                                                    133   Penwest Pharmaceuticals Co. (b)                                     2,885
                                                    441   Perrigo Co.                                                         7,193
                                                     92   Pharmion Corp. (b)                                                  1,658
                                                    295   Pozen, Inc. (b)                                                     4,927
                                                    222   Regeneron Pharmaceuticals, Inc. (b)                                 3,692
                                                    200   Renovis, Inc. (b)                                                   4,264
                                                     76   SFBC International, Inc. (b)                                        1,853
                                                    253   Salix Pharmaceuticals Ltd. (b)                                      4,177
                                                    369   SuperGen, Inc. (b)                                                  2,096
                                                    132   United Therapeutics Corp. (b)                                       8,749
                                                    592   Vertex Pharmaceuticals, Inc. (b)                                   21,661
                                                                                                                        -----------
                                                                                                                            250,949
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                           188   Bright Horizons Family Solutions, Inc. (b)                          7,281
                                                    500   Corinthian Colleges, Inc. (b)                                       7,200
                                                    300   DeVry, Inc. (b)                                                     6,831
                                                     86   Educate, Inc. (b)                                                     733
                                                    100   Learning Tree International, Inc. (b)                               1,212
                                                    102   Strayer Education, Inc.                                            10,431
                                                     84   Universal Technical Institute, Inc. (b)                             2,528
                                                                                                                        -----------
                                                                                                                             36,216
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                     260   Benchmark Electronics, Inc. (b)                                     9,971
                                                     71   LeCroy Corp. (b)                                                    1,111
                                                    112   OSI Systems, Inc. (b)                                               2,367
                                                    261   Plexus Corp. (b)                                                    9,806
                                                    199   Power Integrations, Inc. (b)                                        4,931
                                                    298   TTM Technologies, Inc. (b)                                          4,318
                                                    108   Universal Display Corp. (b)                                         1,553
                                                                                                                        -----------
                                                                                                                             34,057
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.8%             96   AO Smith Corp.                                                      5,069
                                                    180   American Superconductor Corp. (b)                                   2,043
                                                    235   Baldor Electric Co.                                                 7,959

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    208   CTS Corp.                                                     $     2,783
                                                    166   Cohu, Inc.                                                          3,523
                                                     94   Franklin Electric Co., Inc.                                         5,137
                                                    238   General Cable Corp. (b)                                             7,219
                                                    172   Genlyte Group, Inc. (b)                                            11,720
                                                    160   Littelfuse, Inc. (b)                                                5,461
                                                    198   MKS Instruments, Inc. (b)                                           4,639
                                                     70   Powell Industries, Inc. (b)                                         1,525
                                                    490   Power-One, Inc. (b)                                                 3,528
                                                    135   Sonic Solutions, Inc. (b)                                           2,445
                                                    191   Spatialight, Inc. (b)(e)                                              661
                                                    427   Taser International, Inc. (b)(e)                                    4,501
                                                    244   Technitrol, Inc.                                                    5,851
                                                     92   Triumph Group, Inc. (b)                                             4,072
                                                                                                                        -----------
                                                                                                                             78,136
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%              500   Maytag Corp.                                                       10,665
                                                     20   National Presto Industries, Inc.                                      983
                                                                                                                        -----------
                                                                                                                             11,648
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                                  508   Aeroflex, Inc. (b)                                                  6,975
                                                    214   Agilysys, Inc.                                                      3,223
                                                     79   Daktronics, Inc.                                                    2,884
                                                    134   II-VI, Inc. (b)                                                     2,424
                                                    491   Kopin Corp. (b)                                                     2,460
                                                    626   MRV Communications, Inc. (b)                                        2,567
                                                    249   Methode Electronics, Inc.                                           2,712
                                                     57   Multi-Fineline Electronix, Inc. (b)                                 3,334
                                                    105   Park Electrochemical Corp.                                          3,098
                                                    400   Semtech Corp. (b)                                                   7,156
                                                     42   Supertex, Inc. (b)                                                  1,580
                                                                                                                        -----------
                                                                                                                             38,413
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                            81   Faro Technologies, Inc. (b)                                         1,154
Gauges & Meters - 0.2%                              155   Itron, Inc. (b)                                                     9,277
                                                     67   Keithley Instruments, Inc.                                          1,029
                                                     56   Measurement Specialties, Inc. (b)                                   1,464
                                                    156   Metrologic Instruments, Inc. (b)                                    3,608
                                                                                                                        -----------
                                                                                                                             16,532
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%                  65   Analogic Corp.                                                      4,303
                                                     93   Aspect Medical Systems, Inc. (b)                                    2,552
                                                    200   Bruker BioSciences Corp. (b)                                        1,080
                                                    152   Candela Corp. (b)                                                   3,283
                                                     66   Datascope Corp.                                                     2,611
                                                    334   EPIX Pharmaceuticals, Inc. (b)                                      1,169
                                                    310   eResearch Technology, Inc. (b)                                      4,461
                                                    156   Greatbatch, Inc. (b)                                                3,418
                                                    143   Haemonetics Corp. (b)                                               7,260
                                                    200   HealthTronics, Inc. (b)                                             1,654
                                                    294   Hologic, Inc. (b)                                                  16,273
                                                    222   Illumina, Inc. (b)                                                  5,273
                                                     63   IntraLase Corp. (b)                                                 1,462
                                                    229   Intuitive Surgical, Inc. (b)                                       27,022
                                                    143   Luminex Corp. (b)                                                   2,125
                                                    100   Neurometrix, Inc. (b)                                               3,894
                                                    116   Quality Systems, Inc.                                               3,840
                                                    100   Somanetics Corp. (b)                                                2,208

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    222   TriPath Imaging, Inc. (b)                                     $     1,550
                                                     74   Zoll Medical Corp. (b)                                              1,949
                                                                                                                        -----------
                                                                                                                             97,387
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                       178   AMIS Holdings, Inc. (b)                                             1,613
Components - 3.0%                                   191   Actel Corp. (b)                                                     3,044
                                                    800   Amkor Technology, Inc. (b)                                          6,912
                                                  1,900   Applied Micro Circuits Corp. (b)                                    7,733
                                                  2,600   Atmel Corp. (b)                                                    12,272
                                                    200   Bell Microproducts, Inc. (b)                                        1,232
                                                    508   Cirrus Logic, Inc. (b)                                              4,308
                                                  2,800   Conexant Systems, Inc. (b)                                          9,660
                                                    800   Cypress Semiconductor Corp. (b)                                    13,560
                                                    213   DSP Group, Inc. (b)                                                 6,179
                                                     91   Diodes, Inc. (b)                                                    3,777
                                                    296   Exar Corp. (b)                                                      4,227
                                                     64   Excel Technology, Inc. (b)                                          1,886
                                                    700   Fairchild Semiconductor International, Inc. (b)                    13,349
                                                    198   Formfactor, Inc. (b)                                                7,785
                                                    194   Genesis Microchip, Inc. (b)                                         3,306
                                                    153   IXYS Corp. (b)                                                      1,411
                                                  1,319   Integrated Device Technology, Inc. (b)                             19,600
                                                    268   Integrated Silicon Solutions, Inc. (b)                              1,780
                                                    200   International DisplayWorks, Inc. (b)                                1,310
                                                    694   Lattice Semiconductor Corp. (b)                                     4,622
                                                    200   Leadis Technology, Inc. (b)                                         1,136
                                                    242   MIPS Technologies, Inc. (b)                                         1,805
                                                    421   Micrel, Inc. (b)                                                    6,239
                                                    374   Microsemi Corp. (b)                                                10,887
                                                    297   Microtune, Inc. (b)                                                 1,550
                                                    100   Monolithic Power Systems, Inc. (b)                                  1,864
                                                    100   Netlogic Microsystems, Inc. (b)                                     4,121
                                                    838   ON Semiconductor Corp. (b)                                          6,084
                                                    382   Omnivision Technologies, Inc. (b)                                  11,536
                                                    117   PLX Technology, Inc. (b)                                            1,468
                                                  1,200   PMC-Sierra, Inc. (b)                                               14,748
                                                    183   Pericom Semiconductor Corp. (b)                                     1,804
                                                    244   Pixelworks, Inc. (b)                                                1,213
                                                    154   Portalplayer, Inc. (b)                                              3,423
                                                  1,186   RF Micro Devices, Inc. (b)                                         10,259
                                                    600   Rambus, Inc. (b)                                                   23,604
                                                    170   Sigmatel, Inc. (b)                                                  1,486
                                                    472   Silicon Image, Inc. (b)                                             4,866
                                                    200   Silicon Laboratories, Inc. (b)                                     10,990
                                                    593   Silicon Storage Technology, Inc. (b)                                2,597
                                                    255   Sirf Technology Holdings, Inc. (b)                                  9,030
                                                    955   Skyworks Solutions, Inc. (b)                                        6,484
                                                    100   Sunpower Corp. Class A (b)                                          3,816
                                                    261   Tessera Technologies, Inc. (b)                                      8,373
                                                    900   Transwitch Corp. (b)                                                2,340
                                                    839   Triquint Semiconductor, Inc. (b)                                    4,128
                                                  1,360   Vitesse Semiconductor Corp. (b)                                     4,869
                                                     42   Volterra Semiconductor Corp. (b)                                      802
                                                                                                                        -----------
                                                                                                                            291,088
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                      100   3D Systems Corp. (b)                                          $     2,137
                                                    100   American Science & Engineering, Inc. (b)                            9,340
                                                    224   Checkpoint Systems, Inc. (b)                                        6,021
                                                    186   Coherent, Inc. (b)                                                  6,530
                                                     86   Cubic Corp.                                                         2,059
                                                    228   DRS Technologies, Inc.                                             12,510
                                                     90   EDO Corp.                                                           2,777
                                                    100   Essex Corp. (b)                                                     2,202
                                                    100   Herley Industries, Inc. (b)                                         2,088
                                                    546   Identix, Inc. (b)                                                   4,346
                                                     81   Innovative Solutions & Support, Inc. (b)                            1,053
                                                    297   Intermagnetics General Corp. (b)                                    7,440
                                                    200   Ionatron, Inc. (b)                                                  2,702
                                                    534   Kemet Corp. (b)                                                     5,057
                                                    100   LaBarge, Inc. (b)                                                   1,495
                                                     76   ScanSource, Inc. (b)                                                4,591
                                                                                                                        -----------
                                                                                                                             72,348
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                             263   Global Power Equipment Group, Inc. (b)                              1,013
                                                    323   Plug Power, Inc. (b)                                                1,615
                                                                                                                        -----------
                                                                                                                              2,628
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                          70   Alon USA Energy, Inc.                                               1,723
                                                     27   Crosstex Energy, Inc.                                               2,091
                                                    400   Evergreen Solar, Inc. (b)                                           6,160
                                                    312   FuelCell Energy, Inc. (b)                                           3,579
                                                    117   Holly Corp.                                                         8,672
                                                    380   KFX, Inc. (b)                                                       6,916
                                                     76   Ormat Technologies, Inc.                                            2,896
                                                    108   Penn Virginia Corp.                                                 7,668
                                                    248   Syntroleum Corp. (b)                                                2,051
                                                    247   Tetra Technologies, Inc. (b)                                       11,619
                                                    206   Veritas DGC, Inc. (b)                                               9,350
                                                                                                                        -----------
                                                                                                                             62,725
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                           100   Clean Harbors, Inc. (b)                                             2,967
Services - 0.3%                                     272   Dycom Industries, Inc. (b)                                          5,780
                                                     45   Layne Christensen Co. (b)                                           1,508
                                                    734   Quanta Services, Inc. (b)                                          11,759
                                                    192   URS Corp. (b)                                                       7,728
                                                                                                                        -----------
                                                                                                                             29,742
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                                 64   Carmike Cinemas, Inc.                                               1,544
                                                    100   Dover Motorsports, Inc.                                               549
                                                    213   Gaylord Entertainment Co. (b)                                       9,666
                                                     67   Lodgenet Entertainment Corp. (b)                                    1,044
                                                    186   Movie Gallery, Inc. (e)                                               562
                                                     85   Speedway Motorsports, Inc.                                          3,248
                                                     26   Triple Crown Media, Inc. (b)                                          153
                                                                                                                        -----------
                                                                                                                             16,766
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.0%                                  555   Terra Industries, Inc. (b)                                          3,913
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                            114   Accredited Home Lenders Holding Co. (b)                             5,834
                                                     75   Asta Funding, Inc.                                                  2,494
                                                     91   World Acceptance Corp. (b)                                          2,493
                                                                                                                        -----------
                                                                                                                             10,821
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                          450   Advance America, Cash Advance Centers, Inc.                         6,471
                                                     91   Encore Capital Group, Inc. (b)                                      1,342
                                                                                                                        -----------
                                                                                                                              7,813
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                           173   Advent Software, Inc. (b)                                     $     4,917
Services & Systems - 0.8%                           111   CompuCredit Corp. (b)                                               4,086
                                                    217   Cybersource Corp. (b)                                               2,422
                                                    249   Digital Insight Corp. (b)                                           9,064
                                                    301   eFunds Corp. (b)                                                    7,778
                                                    181   eSpeed, Inc. Class A (b)                                            1,443
                                                    384   Hypercom Corp. (b)                                                  3,571
                                                     76   iPayment, Inc. (b)                                                  3,257
                                                    400   Jack Henry & Associates, Inc.                                       9,148
                                                    200   John H. Harland Co.                                                 7,860
                                                    214   Kronos, Inc. (b)                                                    8,001
                                                    200   Online Resources Corp. (b)                                          2,600
                                                    308   PRG-Schultz International, Inc. (b)                                   188
                                                    100   TNS, Inc. (b)                                                       2,118
                                                    300   TradeStation Group, Inc. (b)                                        4,146
                                                    270   Wright Express Corp. (b)                                            7,574
                                                                                                                        -----------
                                                                                                                             78,173
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%               189   Factset Research Systems, Inc.                                      8,382
                                                    960   Homestore, Inc. (b)                                                 6,298
                                                    100   Morningstar, Inc. (b)                                               4,477
                                                    430   S1 Corp. (b)                                                        2,167
                                                                                                                        -----------
                                                                                                                             21,324
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                       72   ACE Cash Express, Inc. (b)                                          1,792
                                                    145   Advanta Corp. Class B                                               5,346
                                                     33   Asset Acceptance Capital Corp. (b)                                    642
                                                    203   Cash America International, Inc.                                    6,094
                                                     13   Enstar Group, Inc. (b)                                              1,167
                                                     71   Federal Agricultural Mortgage Corp. Class B                         2,089
                                                    189   Financial Federal Corp.                                             5,538
                                                    186   First Cash Financial Services, Inc. (b)                             3,718
                                                    100   Global Cash Access, Inc. (b)                                        1,752
                                                    119   Harris & Harris Group, Inc.                                         1,660
                                                    127   LandAmerica Financial Group, Inc.                                   8,617
                                                    500   MoneyGram International, Inc.                                      15,360
                                                     90   Portfolio Recovery Associates, Inc. (b)                             4,215
                                                     53   Sanders Morris Harris Group, Inc.                                     850
                                                    321   Sotheby's Holdings Inc. Class A (b)                                 9,322
                                                     93   Sterling Bancorp                                                    1,916
                                                    106   Stewart Information Services Corp.                                  4,990
                                                     53   Triad Guaranty, Inc. (b)                                            2,486
                                                     48   WSFS Financial Corp.                                                3,016
                                                                                                                        -----------
                                                                                                                             80,570
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 0.7%                                        122   American Italian Pasta Co. Class A                                    764
                                                    289   Chiquita Brands International, Inc.                                 4,846
                                                    328   Flowers Foods, Inc.                                                 9,742
                                                    192   Hain Celestial Group, Inc. (b)                                      5,028
                                                     60   J&J Snack Foods Corp.                                               2,015
                                                     53   John B. Sanfilippo & Son, Inc. (b)                                    839
                                                    195   Lance, Inc.                                                         4,388
                                                    100   M&F Worldwide Corp. (b)                                             1,428
                                                    300   NBTY, Inc. (b)                                                      6,756
                                                     90   Natures Sunshine Prods, Inc.                                        1,125
                                                    222   Performance Food Group Co. (b)                                      6,924
                                                     70   Premium Standard Farms, Inc.                                        1,229

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    194   Ralcorp Holdings, Inc. (b)                                    $     7,382
                                                     78   Sanderson Farms, Inc.                                               1,747
                                                      2   Seaboard Corp.                                                      3,188
                                                    289   Sensient Technologies Corp.                                         5,216
                                                    103   Tootsie Roll Industries, Inc.                                       3,015
                                                                                                                        -----------
                                                                                                                             65,632
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                               54   Deltic Timber Corp.                                                 3,272
                                                    310   Longview Fibre Co.                                                  8,010
                                                    244   Potlatch Corp.                                                     10,453
                                                     93   Universal Forest Products, Inc.                                     5,905
                                                                                                                        -----------
                                                                                                                             27,640
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%               193   Ennis, Inc.                                                         3,764
                                                    100   The Standard Register Co.                                           1,550
                                                                                                                        -----------
                                                                                                                              5,314
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                 296   Alderwoods Group, Inc. (b)                                          5,298
                                                    653   Stewart Enterprises, Inc. Class A                                   3,729
                                                                                                                        -----------
                                                                                                                              9,027
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                        219   Apogee Enterprises, Inc.                                            3,697
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                       1,647   Coeur d'Alene Mines Corp. (b)                                      10,804
                                                    133   Royal Gold, Inc.                                                    4,813
                                                                                                                        -----------
                                                                                                                             15,617
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                       100   Brookdale Senior Living, Inc.                                       3,775
                                                    143   Genesis HealthCare Corp. (b)                                        6,283
                                                    202   Healthways, Inc. (b)                                               10,290
                                                    190   Kindred Healthcare, Inc. (b)                                        4,779
                                                    114   LCA-Vision, Inc.                                                    5,713
                                                     32   National Healthcare Corp.                                           1,283
                                                    300   PainCare Holdings, Inc. (b)                                           573
                                                    242   Psychiatric Solutions, Inc. (b)                                     8,017
                                                    100   Radiation Therapy Services, Inc. (b)                                2,551
                                                     96   Res-Care, Inc. (b)                                                  1,764
                                                    194   Sunrise Senior Living, Inc. (b)                                     7,560
                                                    297   United Surgical Partners International, Inc. (b)                   10,517
                                                                                                                        -----------
                                                                                                                             63,105
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%              211   Allscripts Healthcare Solutions, Inc. (b)                           3,863
                                                    215   Amsurg Corp. (b)                                                    4,878
                                                    300   Bioscript, Inc. (b)                                                 2,163
                                                    284   Centene Corp. (b)                                                   8,284
                                                     63   Computer Programs & Systems, Inc.                                   3,150
                                                     28   Corvel Corp. (b)                                                      617
                                                    223   Eclipsys Corp. (b)                                                  5,265
                                                    324   Hooper Holmes, Inc.                                                   936
                                                    100   Horizon Health Corp. (b)                                            1,980
                                                     58   Molina Healthcare, Inc. (b)                                         1,941
                                                    141   Pediatrix Medical Group, Inc. (b)                                  14,472
                                                    221   Per-Se Technologies, Inc. (b)                                       5,892
                                                    300   Phase Forward, Inc. (b)                                             3,342
                                                    100   Vital Images, Inc. (b)                                              3,408
                                                     49   WellCare Health Plans, Inc. (b)                                     2,227
                                                                                                                        -----------
                                                                                                                             62,418
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.4%                         100   Adeza Biomedical Corp. (b)                                          2,113
                                                    107   Alliance Imaging, Inc. (b)                                            689
                                                    200   Allied Healthcare International, Inc. (b)                             970
                                                     97   Amedisys, Inc. (b)                                                  3,371

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    100   America Retirement Corp. (b)                                  $     2,562
                                                    315   Apria Healthcare Group, Inc. (b)                                    7,239
                                                     73   Bio-Reference Labs, Inc. (b)                                        1,317
                                                    193   Gentiva Health Services, Inc. (b)                                   3,515
                                                    245   Healthcare Services Group                                           5,233
                                                    115   Matria Healthcare, Inc. (b)                                         4,365
                                                    261   Odyssey HealthCare, Inc. (b)                                        4,492
                                                     72   Symbion, Inc. (b)                                                   1,631
                                                     78   VistaCare, Inc. Class A (b)                                         1,209
                                                                                                                        -----------
                                                                                                                             38,706
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                  86   Levitt Corp. Class A                                                1,895
                                                     89   M/I Homes, Inc.                                                     4,183
                                                     52   Technical Olympic USA, Inc.                                         1,058
                                                    207   WCI Communities, Inc. (b)                                           5,759
                                                     22   William Lyon Homes, Inc. (b)                                        2,105
                                                                                                                        -----------
                                                                                                                             15,000
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                  100   Lodgian, Inc. (b)                                                   1,389
                                                    111   Marcus Corp.                                                        2,214
                                                                                                                        -----------
                                                                                                                              3,603
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                         60   American Woodmark Corp.                                             2,130
                                                     43   Bassett Furniture Industries, Inc.                                    858
                                                    188   The Bombay Co., Inc. (b)                                              620
                                                    205   Ethan Allen Interiors, Inc.                                         8,614
                                                    306   Furniture Brands International, Inc.                                7,500
                                                    144   Haverty Furniture Cos., Inc.                                        2,066
                                                    378   La-Z-Boy, Inc. (e)                                                  6,426
                                                    110   Libbey, Inc.                                                          779
                                                    258   Select Comfort Corp. (b)                                           10,204
                                                     52   Stanley Furniture Co., Inc.                                         1,521
                                                                                                                        -----------
                                                                                                                             40,718
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                     169   Advanced Energy Industries, Inc. (b)                                2,388
Devices - 0.8%                                      257   Artesyn Technologies, Inc. (b)                                      2,814
                                                    259   Asyst Technologies Inc. (b)                                         2,696
                                                    146   C&D Technologies, Inc.                                              1,349
                                                    300   Crane Co.                                                          12,303
                                                    158   ESCO Technologies, Inc. (b)                                         8,003
                                                    100   Flanders Corp. (b)                                                  1,168
                                                    341   Flowserve Corp. (b)                                                19,894
                                                     39   The Gorman-Rupp Co.                                                   952
                                                    134   Mine Safety Appliances Co.                                          5,628
                                                    206   Paxar Corp. (b)                                                     4,031
                                                     52   Robbins & Myers, Inc.                                               1,123
                                                    190   Veeco Instruments, Inc. (b)                                         4,437
                                                    105   Vicor Corp.                                                         2,072
                                                     91   Viisage Technology, Inc. (b)                                        1,593
                                                    174   Watts Water Technologies, Inc. Class A                              6,323
                                                    167   X-Rite, Inc.                                                        2,218
                                                                                                                        -----------
                                                                                                                             78,992
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                          100   TAL International Group, Inc. (b)                                   2,411
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                              374   American Equity Investment Life Holding Co.                         5,363
                                                    170   Ceres Group, Inc. (b)                                                 938
                                                    166   Citizens, Inc. (b)                                                    856
                                                    152   Delphi Financial Group Class A                                      7,848
                                                    100   Great American Financial Resources, Inc.                            1,973

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     14   Kansas City Life Insurance Co.                                $       711
                                                     16   National Western Life Insurance Co. Class A                         3,717
                                                    586   The Phoenix Cos., Inc.                                              9,552
                                                    112   Presidential Life Corp.                                             2,846
                                                    206   Universal American Financial Corp. (b)                              3,172
                                                                                                                        -----------
                                                                                                                             36,976
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                        186   Alfa Corp.                                                          3,188
                                                     66   CNA Surety Corp. (b)                                                1,104
                                                    100   Crawford & Co. Class B                                                600
                                                     65   FBL Financial Group, Inc. Class A                                   2,239
                                                    145   HealthExtras, Inc. (b)                                              5,119
                                                    190   Hilb Rogal & Hobbs Co.                                              7,832
                                                    256   Horace Mann Educators Corp.                                         4,813
                                                    100   KMG America Corp (b)                                                  856
                                                    100   Pico Holdings, Inc. (b)                                             3,289
                                                    238   UICI                                                                8,804
                                                    120   Zenith National Insurance Corp.                                     5,776
                                                                                                                        -----------
                                                                                                                             43,620
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.1%                 210   21st Century Insurance Group                                        3,318
                                                    100   Affirmative Insurance Holdings, Inc.                                1,321
                                                     67   American Physicians Capital, Inc. (b)                               3,216
                                                    178   Argonaut Group, Inc. (b)                                            6,328
                                                     35   Baldwin & Lyons, Inc. Class B                                         929
                                                     75   Bristol West Holdings, Inc.                                         1,444
                                                    711   Covanta Holding Corp. (b)                                          11,852
                                                    120   Direct General Corp.                                                2,041
                                                     64   FPIC Insurance Group, Inc. (b)                                      2,419
                                                     87   First Acceptance Corp. (b)                                          1,157
                                                    400   Fremont General Corp.                                               8,624
                                                     65   Harleysville Group, Inc.                                            1,930
                                                    150   Infinity Property & Casualty Corp.                                  6,261
                                                     44   The Midland Co.                                                     1,539
                                                     73   Navigators Group, Inc. (b)                                          3,621
                                                    426   Ohio Casualty Corp.                                                13,504
                                                    210   PMA Capital Corp. Class A (b)                                       2,138
                                                    160   ProAssurance Corp. (b)                                              8,320
                                                    136   RLI Corp.                                                           7,793
                                                     82   Safety Insurance Group, Inc.                                        3,744
                                                    194   Selective Insurance Group                                          10,282
                                                     70   State Auto Financial Corp.                                          2,360
                                                    125   Tower Group, Inc.                                                   2,888
                                                    110   United Fire & Casualty Co.                                          3,619
                                                                                                                        -----------
                                                                                                                            110,648
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%              363   Apollo Investment Corp.                                             6,465
                                                    190   Ares Capital Corp.                                                  3,264
                                                    165   Calamos Asset Management, Inc. Class A                              6,171
                                                     12   Capital Southwest Corp.                                             1,146
                                                     33   GAMCO Investors, Inc. Class A                                       1,318
                                                    251   MCG Capital Corp.                                                   3,542
                                                    124   NGP Capital Resources Co.                                           1,686
                                                    208   National Financial Partners Corp.                                  11,756
                                                    400   Waddell & Reed Financial, Inc. Class A                              9,240
                                                                                                                        -----------
                                                                                                                             44,588
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                 131   Charles & Colvard Ltd.                                        $     1,419
                                                    300   Fossil, Inc. (b)                                                    5,574
                                                    122   Movado Group, Inc.                                                  2,816
                                                                                                                        -----------
                                                                                                                              9,809
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                 469   Callaway Golf Co.                                                   8,067
                                                    140   Great Wolf Resorts, Inc. (b)                                        1,623
                                                    249   K2, Inc. (b)                                                        3,125
                                                    163   Life Time Fitness, Inc. (b)                                         7,637
                                                    300   Majesco Entertainment Co. (b)                                         411
                                                    567   Six Flags, Inc. (b)                                                 5,772
                                                     59   Steinway Musical Instruments Inc. (b)                               1,901
                                                    190   Sturm Ruger & Co., Inc.                                             1,516
                                                    146   Vail Resorts, Inc. (b)                                              5,580
                                                    101   West Marine, Inc. (b)                                               1,516
                                                                                                                        -----------
                                                                                                                             37,148
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                208   Lincoln Electric Holdings, Inc.                                    11,230
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                      188   Applied Industrial Technologies, Inc.                               8,385
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                      500   AGCO Corp. (b)                                                     10,370
                                                    150   Gehl Co. (b)                                                        4,968
                                                     59   Lindsay Manufacturing Co.                                           1,598
                                                                                                                        -----------
                                                                                                                             16,936
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                           120   ASV, Inc. (b)                                                       3,866
Handling - 0.4%                                      69   Astec Industries, Inc. (b)                                          2,477
                                                    208   Manitowoc Co.                                                      18,959
                                                     26   NACCO Industries, Inc. Class A                                      4,003
                                                    166   Stewart & Stevenson Services Inc.                                   6,056
                                                                                                                        -----------
                                                                                                                             35,361
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                           300   Briggs & Stratton Corp.                                            10,611
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%              183   Actuant Corp. Class A                                              11,203
                                                    125   EnPro Industries, Inc. (b)                                          4,288
                                                    117   Gardner Denver, Inc. (b)                                            7,628
                                                     71   Kadant, Inc. (b)                                                    1,612
                                                    251   Kennametal, Inc.                                                   15,346
                                                     38   Middleby Corp. (b)                                                  3,181
                                                    168   Nordson Corp.                                                       8,376
                                                    119   Tecumseh Products Co. Class A                                       2,920
                                                     63   Tennant Co.                                                         3,296
                                                    171   Woodward Governor Co.                                               5,686
                                                                                                                        -----------
                                                                                                                             63,536
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                       126   CARBO Ceramics, Inc.                                                7,171
& Services - 1.4%                                   483   Global Industries Ltd. (b)                                          6,999
                                                     75   Gulf Island Fabrication, Inc.                                       1,775
                                                    577   Hanover Compressor Co. (b)                                         10,744
                                                    530   Helix Energy Solutions Group, Inc. (b)                             20,087
                                                    130   Hornbeck Offshore Services, Inc. (b)                                4,689
                                                    116   Hydril Co. (b)                                                      9,042
                                                    391   Input/Output, Inc. (b)                                              3,797
                                                     70   Lufkin Industries, Inc.                                             3,881
                                                    482   Newpark Resources, Inc. (b)                                         3,952
                                                    178   Oceaneering International, Inc. (b)                                10,199
                                                    217   Oil States International, Inc. (b)                                  7,996
                                                    618   Parker Drilling Co. (b)                                             5,729
                                                    184   RPC, Inc.                                                           4,204

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    132   SEACOR Holdings, Inc. (b)                                     $    10,454
                                                    426   Superior Energy Services Inc. (b)                                  11,413
                                                     40   Superior Well Services, Inc. (b)                                    1,163
                                                    128   Universal Compression Holdings, Inc. (b)                            6,486
                                                    140   W-H Energy Services, Inc. (b)                                       6,229
                                                                                                                        -----------
                                                                                                                            136,010
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                         110   Applied Films Corp. (b)                                             2,137
                                                    135   Bucyrus International, Inc.                                         6,506
                                                     71   Cascade Corp.                                                       3,752
                                                    618   JLG Industries, Inc.                                               19,028
                                                     73   Semitool, Inc. (b)                                                    830
                                                    100   TurboChef Technologies, Inc. (b)                                    1,220
                                                                                                                        -----------
                                                                                                                             33,473
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                         437   Champion Enterprises, Inc. (b)                                      6,537
                                                    100   Palm Harbor Homes, Inc. (b)                                         2,143
                                                     33   Skyline Corp.                                                       1,366
                                                                                                                        -----------
                                                                                                                             10,046
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                290   Federal Signal Corp.                                                5,365
                                                     63   Standex International Corp.                                         1,995
                                                                                                                        -----------
                                                                                                                              7,360
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                        136   Abaxis, Inc. (b)                                                    3,084
& Supplies - 2.1%                                    83   Abiomed, Inc. (b)                                                   1,071
                                                    419   Align Technology, Inc. (b)                                          3,842
                                                    456   American Medical Systems Holdings, Inc. (b)                        10,260
                                                    111   Arrow International, Inc.                                           3,626
                                                    106   Bio-Rad Laboratories, Inc. Class A (b)                              6,609
                                                     91   Biosite, Inc. (b)                                                   4,726
                                                    249   Cepheid, Inc. (b)                                                   2,281
                                                    212   Conmed Corp. (b)                                                    4,060
                                                    127   Cyberonics, Inc. (b)                                                3,273
                                                    105   DJ Orthopedics, Inc. (b)                                            4,175
                                                    141   Diagnostic Products Corp.                                           6,716
                                                    243   Encore Medical Corp. (b)                                            1,244
                                                     60   ev3, Inc.  (b)                                                      1,063
                                                    100   FoxHollow Technologies Inc. (b)                                     3,055
                                                    134   I-Flow Corp. (b)                                                    1,785
                                                     84   ICU Medical, Inc. (b)                                               3,040
                                                    100   IRIS International, Inc. (b)                                        1,563
                                                    281   Immucor, Inc. (b)                                                   8,062
                                                    182   Invacare Corp.                                                      5,653
                                                    100   Inverness Medical Innovations, Inc. (b)                             2,873
                                                    167   Kyphon, Inc. (b)                                                    6,212
                                                     48   Landauer, Inc.                                                      2,411
                                                    112   Laserscope (b)                                                      2,649
                                                    216   Lifecell Corp. (b)                                                  4,871
                                                    178   Mentor Corp.                                                        8,065
                                                    174   Merit Medical Systems, Inc. (b)                                     2,090
                                                    117   Molecular Devices Corp. (b)                                         3,880
                                                    100   NuVasive, Inc. (b)                                                  1,885
                                                    321   OraSure Technologies, Inc. (b)                                      3,306
                                                    242   Owens & Minor, Inc.                                                 7,930
                                                    415   PSS World Medical, Inc. (b)                                         8,005
                                                     90   Palomar Medical Technologies, Inc. (b)                              3,011
                                                    184   PolyMedica Corp.                                                    7,794

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     87   SonoSite, Inc. (b)                                            $     3,536
                                                    100   Stereotaxis, Inc. (b)                                               1,261
                                                    441   Steris Corp.                                                       10,884
                                                    108   SurModics, Inc. (b)                                                 3,819
                                                    241   Sybron Dental Specialties, Inc. (b)                                 9,939
                                                    240   ThermoGenesis Corp. (b)                                               967
                                                    326   Thoratec Corp. (b)                                                  6,282
                                                    194   Ventana Medical Systems Inc. (b)                                    8,103
                                                    183   Viasys Healthcare, Inc. (b)                                         5,505
                                                     24   Vital Signs, Inc.                                                   1,318
                                                    176   West Pharmaceutical Services, Inc.                                  6,111
                                                    189   Wright Medical Group, Inc. (b)                                      3,733
                                                                                                                        -----------
                                                                                                                            205,628
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                              82   America Service Group, Inc. (b)                                     1,068
                                                    190   Magellan Health Services, Inc. (b)                                  7,689
                                                    160   Option Care, Inc.                                                   2,262
                                                    149   Parexel International Corp. (b)                                     3,940
                                                     90   RehabCare Group, Inc. (b)                                           1,697
                                                    100   US Physical Therapy, Inc. (b)                                       1,711
                                                                                                                        -----------
                                                                                                                             18,367
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.3%                             80   CIRCOR International, Inc.                                          2,336
                                                    402   Commercial Metals Co.                                              21,503
                                                    129   Encore Wire Corp. (b)                                               4,371
                                                    171   Kaydon Corp.                                                        6,902
                                                    181   Lone Star Technologies Inc. (b)                                    10,029
                                                    267   Maverick Tube Corp. (b)                                            14,148
                                                    146   NN, Inc.                                                            1,885
                                                    133   NS Group, Inc. (b)                                                  6,122
                                                    156   Quanex Corp.                                                       10,394
                                                     60   RBC Bearings, Inc. (b)                                              1,230
                                                    118   RTI International Metals, Inc. (b)                                  6,472
                                                    174   Reliance Steel & Aluminum Co.                                      16,342
                                                    179   Ryerson, Inc.                                                       4,790
                                                    438   The Shaw Group, Inc. (b)                                           13,315
                                                    100   Superior Essex, Inc. (b)                                            2,544
                                                     75   Valmont Industries, Inc.                                            3,153
                                                                                                                        -----------
                                                                                                                            125,536
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%              118   AMCOL International Corp.                                           3,398
                                                    107   Brush Engineered Materials, Inc. (b)                                2,113
                                                    144   Cleveland-Cliffs, Inc.                                             12,545
                                                    120   Compass Minerals International, Inc.                                2,999
                                                    613   GrafTech International Ltd. (b)                                     3,739
                                                    844   Hecla Mining Co. (b)                                                5,579
                                                    128   Minerals Technologies, Inc.                                         7,476
                                                    240   Stillwater Mining Co. (b)                                           3,950
                                                    124   Titanium Metals Corp. (b)                                           6,020
                                                                                                                        -----------
                                                                                                                             47,819
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.2%            500   Corn Products International, Inc.                                  14,785
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                70   Reddy Ice Holdings, Inc.                                            1,555
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                             169   Ceradyne, Inc. (b)                                                  8,433
& Commodities - 0.2%                                197   Symyx Technologies Inc. (b)                                         5,465
                                                     95   WD-40 Co.                                                           2,931
                                                                                                                        -----------
                                                                                                                             16,829
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                           196   Insituform Technologies, Inc. Class A (b)                     $     5,214
Processing - 0.2%                                   128   Metal Management, Inc.                                              4,051
                                                     99   Rogers Corp. (b)                                                    5,394
                                                    505   USEC, Inc.                                                          6,085
                                                                                                                        -----------
                                                                                                                             20,744
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.2%              514   BE Aerospace, Inc. (b)                                             12,912
                                                    161   Blount International, Inc. (b)                                      2,594
                                                                                                                        -----------
                                                                                                                             15,506
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.0%                     100   IHS, Inc. Class A (b)                                               2,735
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                       332   GenCorp, Inc. (b)                                                   6,823
                                                    178   Kaman Corp. Class A                                                 4,478
                                                    190   Lancaster Colony Corp.                                              7,980
                                                    123   Raven Industries, Inc.                                              4,811
                                                     33   Sequa Corp. Class A (b)                                             3,227
                                                    257   Trinity Industries, Inc.                                           13,978
                                                    167   Walter Industries, Inc.                                            11,126
                                                                                                                        -----------
                                                                                                                             52,423
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                         110   Kimball International, Inc. Class B                                 1,654
Equipment - 0.1%                                    100   Knoll, Inc.                                                         2,132
                                                    230   Presstek, Inc. (b)                                                  2,737
                                                                                                                        -----------
                                                                                                                              6,523
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                             87   Atwood Oceanics, Inc. (b)                                           8,788
                                                    100   Hercules Offshore, Inc. (b)                                         3,401
                                                                                                                        -----------
                                                                                                                             12,189
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.6%                         100   ATP Oil & Gas Corp. (b)                                             4,391
                                                    100   Atlas America, Inc. (b)                                             4,781
                                                    130   Berry Petroleum Co. Class A                                         8,898
                                                     90   Bill Barrett Corp. (b)                                              2,933
                                                    208   Brigham Exploration Co. (b)                                         1,822
                                                     30   Bronco Drilling Co., Inc. (b)                                         789
                                                    309   Cabot Oil & Gas Corp. Class A                                      14,810
                                                     57   Callon Petroleum Co. (b)                                            1,198
                                                    100   Carrizo Oil & Gas, Inc. (b)                                         2,599
                                                    344   Cheniere Energy, Inc. (b)                                          13,956
                                                    508   Cimarex Energy Co.                                                 21,976
                                                    249   Comstock Resources, Inc. (b)                                        7,393
                                                    112   Edge Petroleum Corp. (b)                                            2,798
                                                    258   Encore Acquisition Co. (b)                                          7,998
                                                    300   Endeavour International Corp. (b)                                     873
                                                    182   Energy Partners Ltd. (b)                                            4,292
                                                    231   FX Energy, Inc. (b)                                                 1,208
                                                    362   Frontier Oil Corp.                                                 21,485
                                                    400   Gasco Energy, Inc. (b)                                              2,240
                                                    100   Goodrich Petroleum Corp. (b)                                        2,700
                                                  1,239   Grey Wolf, Inc. (b)                                                 9,218
                                                    212   Harvest Natural Resources, Inc. (b)                                 2,061
                                                    192   Houston Exploration Co. (b)                                        10,118
                                                    137   McMoRan Exploration Co. (b)                                         2,444
                                                    559   Meridian Resource Corp. (b)                                         2,264
                                                    400   Parallel Petroleum Corp. (b)                                        7,380
                                                    428   PetroHawk Energy Corp. (b)                                          5,864
                                                    117   Petroleum Development Corp. (b)                                     5,307
                                                    400   Petroquest Energy, Inc. (b)                                         4,036
                                                    100   Pioneer Drilling Co. (b)                                            1,643

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    125   Remington Oil & Gas Corp. (b)                                 $     5,403
                                                    113   Resource America, Inc. Class A                                      2,251
                                                    400   St. Mary Land & Exploration Co.                                    16,332
                                                    163   Stone Energy Corp. (b)                                              7,193
                                                    200   Swift Energy Co. (b)                                                7,492
                                                    306   Todco Class A                                                      12,059
                                                    100   Toreador Resources Corp. (b)                                        3,111
                                                    100   Tri-Valley Corp. (b)                                                  797
                                                     90   W&T Offshore, Inc.                                                  3,628
                                                    100   Warren Resources, Inc. (b)                                          1,490
                                                    234   Whiting Petroleum Corp. (b)                                         9,592
                                                                                                                        -----------
                                                                                                                            248,823
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                     200   Delta Petroleum Corp. (b)                                           4,186
                                                     84   Giant Industries, Inc. (b)                                          5,841
                                                    297   KCS Energy, Inc. (b)                                                7,722
                                                                                                                        -----------
                                                                                                                             17,749
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                            298   Ferro Corp.                                                         5,960
                                                    205   H.B. Fuller Co.                                                    10,525
                                                                                                                        -----------
                                                                                                                             16,485
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                        159   Albany International Corp. Class A                                  6,056
                                                    300   Bowater, Inc.                                                       8,874
                                                    156   Buckeye Technologies, Inc. (b)                                      1,412
                                                    215   Caraustar Industries, Inc. (b)                                      2,212
                                                    119   Chesapeake Corp.                                                    1,652
                                                    200   Mercer International, Inc.-Sbi (b)                                  1,862
                                                    100   Neenah Paper, Inc.                                                  3,275
                                                    222   P.H. Glatfelter Co.                                                 4,069
                                                    161   Rock-Tenn Co. Class A                                               2,413
                                                    274   Wausau Paper Corp.                                                  3,883
                                                                                                                        -----------
                                                                                                                             35,708
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                     148   Spartech Corp.                                                      3,552
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                 100   American Ecology Corp.                                              2,038
Environmental Services - 0.2%                       356   Darling International, Inc. (b)                                     1,666
                                                     80   Duratek, Inc. (b)                                                   1,752
                                                    233   Headwaters, Inc. (b)                                                9,271
                                                                                                                        -----------
                                                                                                                             14,727
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                 179   Regal-Beloit Corp.                                                  7,566
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                  257   Bowne & Co., Inc.                                                   4,284
                                                    400   Cenveo, Inc. (b)                                                    6,632
                                                    100   TRM Corp. (b)                                                         673
                                                                                                                        -----------
                                                                                                                             11,589
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.3%               82   ADE Corp. (b)                                                       2,511
                                                    189   ATMI, Inc. (b)                                                      5,708
                                                    694   Axcelis Technologies, Inc. (b)                                      4,067
                                                    530   Brooks Automation, Inc. (b)                                         7,547
                                                    280   Cognex Corp.                                                        8,299
                                                    572   Credence Systems Corp. (b)                                          4,198
                                                    238   Cymer, Inc. (b)                                                    10,815
                                                    132   Dionex Corp. (b)                                                    8,115
                                                    170   Electro Scientific Industries, Inc. (b)                             3,762
                                                    200   Emcore Corp. (b)                                                    2,044
                                                    692   Entegris, Inc. (b)                                                  7,363
                                                    177   Esterline Technologies Corp. (b)                                    7,567
                                                    139   FEI Co. (b)                                                         2,759

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    100   Intevac, Inc. (b)                                             $     2,878
                                                    474   Kulicke & Soffa Industries, Inc. (b)                                4,522
                                                    344   LTX Corp. (b)                                                       1,858
                                                    146   MTS Systems Corp.                                                   6,107
                                                    290   Mattson Technology, Inc. (b)                                        3,480
                                                    123   Photon Dynamics, Inc. (b)                                           2,306
                                                    189   Photronics, Inc. (b)                                                3,546
                                                    106   Rofin-Sinar Technologies, Inc. (b)                                  5,738
                                                    160   Rudolph Technologies, Inc. (b)                                      2,728
                                                    158   Ultratech, Inc. (b)                                                 3,868
                                                    343   Varian Semiconductor Equipment Associates, Inc. (b)                 9,631
                                                                                                                        -----------
                                                                                                                            121,417
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.4%                    153   Banta Corp.                                                         7,953
                                                     64   Consolidated Graphics, Inc. (b)                                     3,336
                                                     49   Courier Corp.                                                       2,173
                                                    186   Martha Stewart Living Omnimedia, Inc. Class A (b)                   3,136
                                                    100   Playboy Enterprises, Inc. Class B (b)                               1,420
                                                    896   Primedia, Inc. (b)                                                  1,855
                                                    619   The Reader's Digest Association, Inc. Class A                       9,130
                                                    213   Scholastic Corp. (b)                                                5,700
                                                     57   Thomas Nelson, Inc.                                                 1,667
                                                                                                                        -----------
                                                                                                                             36,370
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.1%                       410   Hollinger International, Inc. Class A                               3,436
                                                    106   Journal Communications, Inc. Class A                                1,314
                                                    252   Journal Register Co.                                                3,069
                                                    100   Media General, Inc. Class A                                         4,662
                                                                                                                        -----------
                                                                                                                             12,481
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.4%                       62   Beasley Broadcasting Group, Inc. Class A                              752
                                                    200   Citadel Broadcasting Corp.                                          2,218
                                                    200   Cox Radio, Inc. Class A (b)                                         2,684
                                                    352   Cumulus Media, Inc. Class A (b)                                     3,964
                                                    349   Emmis Communications Corp. Class A (b)                              5,584
                                                    200   Entercom Communications Corp.                                       5,584
                                                     53   Fisher Communications, Inc. (b)                                     2,372
                                                    269   Gray Television, Inc.                                               2,260
                                                    201   Lin TV Corp. Class A (b)                                            1,809
                                                    500   Radio One, Inc. Class D (b)                                         3,730
                                                    158   Regent Communications, Inc. (b)                                       728
                                                     79   Saga Communications, Inc. Class A (b)                                 764
                                                     81   Salem Communications Corp. Class A (b)                              1,216
                                                    334   Sinclair Broadcast Group, Inc. Class A                              2,722
                                                    284   Spanish Broadcasting System, Inc. Class A (b)                       1,571
                                                    100   WPT Enterprises, Inc. (b)                                             736
                                                    128   World Wrestling Entertainment, Inc.                                 2,163
                                                     80   WorldSpace, Inc. Class A (b)                                          604
                                                                                                                        -----------
                                                                                                                             41,461
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                           100   FreightCar America, Inc.                                            6,360
                                                     51   Greenbrier Cos., Inc.                                               2,043
                                                    285   Westinghouse Air Brake Technologies Corp.                           9,291
                                                                                                                        -----------
                                                                                                                             17,694
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                    231   Florida East Coast Industries, Inc.                                12,451
                                                    148   Genesee & Wyoming, Inc. Class A (b)                                 4,541

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    426   Kansas City Southern (b)                                      $    10,522
                                                    213   RailAmerica, Inc. (b)                                               2,271
                                                                                                                        -----------
                                                                                                                             29,785
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                   20   Avatar Holdings, Inc. (b)                                           1,220
                                                    123   Bluegreen Corp. (b)                                                 1,626
                                                     26   Consolidated-Tomoka Land Co.                                        1,615
                                                    100   Newkirk Realty Trust, Inc.                                          1,809
                                                    147   Sunterra Corp. (b)                                                  2,099
                                                     38   Tejon Ranch Co. (b)                                                 1,857
                                                    192   Trammell Crow Co. (b)                                               6,847
                                                                                                                        -----------
                                                                                                                             17,073
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                       288   Aames Investment Corp.                                              1,636
(REITs) - 5.2%                                      144   Acadia Realty Trust                                                 3,391
                                                    197   Affordable Residential Communities                                  2,069
                                                     10   Alexander's, Inc. (b)                                               2,890
                                                    135   Alexandria Real Estate Equities, Inc.                              12,870
                                                     75   American Campus Communities, Inc.                                   1,943
                                                    265   American Home Mortgage Investment Corp.                             8,271
                                                    312   Anthracite Capital, Inc.                                            3,426
                                                    249   Anworth Mortgage Asset Corp.                                        1,957
                                                     29   Arbor Realty Trust, Inc.                                              783
                                                    187   Ashford Hospitality Trust, Inc.                                     2,319
                                                    113   Bedford Property Investors Inc.                                     3,043
                                                    298   BioMed Realty Trust, Inc.                                           8,833
                                                    200   Boykin Lodging Co. (b)                                              2,258
                                                    545   Brandywine Realty Trust                                            17,309
                                                    110   Capital Lease Funding, Inc.                                         1,220
                                                     61   Capital Trust, Inc.                                                 1,898
                                                    143   Cedar Shopping Centers, Inc.                                        2,265
                                                     56   CentraCore Properties Trust                                         1,403
                                                    211   Colonial Properties Trust                                          10,577
                                                     90   Columbia Equity Trust, Inc.                                         1,582
                                                    317   Commercial Net Lease Realty                                         7,386
                                                    226   Corporate Office Properties Trust                                  10,337
                                                    254   Cousins Properties, Inc.                                            8,491
                                                    170   Deerfield Triarc Capital Corp.                                      2,293
                                                    200   DiamondRock Hospitality Co.                                         2,762
                                                     96   Digital Realty Trust, Inc.                                          2,704
                                                    390   ECC Capital Corp.                                                     593
                                                    126   Eastgroup Properties Inc.                                           5,977
                                                    130   Education Realty Trust, Inc.                                        1,989
                                                    179   Entertainment Properties Trust                                      7,514
                                                    377   Equity Inns, Inc.                                                   6,107
                                                    109   Equity Lifestyle Properties, Inc.                                   5,423
                                                    204   Equity One, Inc.                                                    5,010
                                                    211   Extra Space Storage, Inc.                                           3,627
                                                    359   FelCor Lodging Trust, Inc.                                          7,575
                                                    330   Fieldstone Investment Corp.                                         3,894
                                                    284   First Industrial Realty Trust, Inc.                                12,124
                                                    100   First Potomac Realty Trust                                          2,825
                                                    295   GMH Communities Trust                                               3,434
                                                     99   Getty Realty Corp.                                                  2,881
                                                    207   Glenborough Realty Trust, Inc.                                      4,502
                                                    217   Glimcher Realty Trust                                               6,163

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    177   Government Properties Trust, Inc.                             $     1,689
                                                     39   Gramercy Capital Corp.                                                972
                                                    164   Heritage Property Investment Trust                                  6,493
                                                    200   Hersha Hospitality Trust                                            1,958
                                                    185   Highland Hospitality Corp.                                          2,351
                                                    372   Highwoods Properties, Inc.                                         12,548
                                                    279   HomeBanc Corp.                                                      2,452
                                                    228   Home Properties, Inc.                                              11,651
                                                    470   IMPAC Mortgage Holdings, Inc.                                       4,531
                                                    400   Inland Real Estate Corp.                                            6,524
                                                    284   Innkeepers USA Trust                                                4,814
                                                    244   Investors Real Estate Trust                                         2,328
                                                     80   JER Investors Trust, Inc.                                           1,330
                                                    199   Kilroy Realty Corp.                                                15,375
                                                    219   Kite Realty Group Trust                                             3,493
                                                     73   LTC Properties, Inc.                                                1,698
                                                    168   LaSalle Hotel Properties                                            6,888
                                                    296   Lexington Corporate Properties Trust                                6,172
                                                    282   Luminent Mortgage Capital, Inc.                                     2,287
                                                    477   MFA Mortgage Investments, Inc.                                      3,029
                                                    242   Maguire Properties, Inc.                                            8,833
                                                     90   Medical Properties Trust, Inc.                                        972
                                                    572   Meristar Hospitality Corp. (b)                                      5,937
                                                    130   Mid-America Apartment Communities, Inc.                             7,118
                                                     25   MortgageIT Holdings, Inc.                                             271
                                                    134   National Health Investors, Inc.                                     3,404
                                                    460   Nationwide Health Properties, Inc.                                  9,890
                                                    321   Newcastle Investment Corp.                                          7,678
                                                    100   NorthStar Realty Finance Corp.                                      1,095
                                                    188   NovaStar Financial, Inc.                                            6,287
                                                    374   Omega Healthcare Investors, Inc.                                    5,243
                                                    160   Opteum, Inc.                                                        1,370
                                                    120   Origen Financial, Inc.                                                730
                                                     93   PS Business Parks, Inc.                                             5,201
                                                     82   Parkway Properties, Inc.                                            3,582
                                                    196   Pennsylvania Real Estate Investment Trust                           8,624
                                                    277   Post Properties, Inc.                                              12,327
                                                    186   RAIT Investment Trust                                               5,253
                                                     79   Ramco-Gershenson Properties Trust                                   2,391
                                                    124   Redwood Trust, Inc.                                                 5,372
                                                     61   Saul Centers, Inc.                                                  2,679
                                                    348   Saxon Capital Inc.                                                  3,633
                                                    380   Senior Housing Properties Trust                                     6,878
                                                    100   Sizeler Property Investors, Inc.                                    1,476
                                                     93   Sovran Self Storage, Inc.                                           5,134
                                                    440   Spirit Finance Corp.                                                5,368
                                                    204   Strategic Hotel Capital, Inc.                                       4,749
                                                     94   Sun Communities, Inc.                                               3,323
                                                    169   Sunstone Hotel Investors, Inc.                                      4,896
                                                    198   Tanger Factory Outlet Centers, Inc.                                 6,813
                                                    103   Tarragon Corp.                                                      2,050
                                                    312   Taubman Centers, Inc.                                              13,001
                                                    133   The Town & Country Trust                                            5,398
                                                    382   Trustreet Properties, Inc.                                          5,803

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    308   U-Store-It Trust                                              $     6,206
                                                     62   Universal Health Realty Income Trust                                2,265
                                                    110   Urstadt Biddle Properties, Inc. Class A                             1,980
                                                    261   Washington Real Estate Investment Trust                             9,480
                                                    112   Winston Hotels, Inc.                                                1,273
                                                                                                                        -----------
                                                                                                                            498,120
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                 98   Arctic Cat, Inc.                                                    2,358
                                                    121   Coachmen Industries, Inc.                                           1,377
                                                    329   Fleetwood Enterprises, Inc. (b)                                     3,675
                                                     63   Marine Products Corp.                                                 692
                                                    191   Monaco Coach Corp.                                                  2,559
                                                    249   Thor Industries, Inc.                                              13,287
                                                    181   Winnebago Industries, Inc.                                          5,492
                                                                                                                        -----------
                                                                                                                             29,440
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                           90   Electro Rent Corp. (b)                                              1,530
Commercial - 0.4%                                   309   GATX Corp.                                                         12,759
                                                     59   Marlin Business Services, Inc. (b)                                  1,304
                                                    106   McGrath RentCorp                                                    3,186
                                                    367   United Rentals, Inc. (b)                                           12,662
                                                    100   Williams Scotsman International, Inc. (b)                           2,505
                                                                                                                        -----------
                                                                                                                             33,946
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                          231   Aaron Rents, Inc.                                                   6,276
Consumer - 0.3%                                      54   Amerco, Inc. (b)                                                    5,344
                                                    171   Dollar Thrifty Automotive Group (b)                                 7,763
                                                    214   Rent-Way, Inc. (b)                                                  1,543
                                                    146   WESCO International, Inc. (b)                                       9,929
                                                                                                                        -----------
                                                                                                                             30,855
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%                                  100   AFC Enterprises Inc.                                                1,390
                                                    100   BJ's Restaurants, Inc. (b)                                          2,700
                                                    251   Bob Evans Farms, Inc.                                               7,457
                                                     52   Buffalo Wild Wings, Inc. (b)                                        2,162
                                                    234   CEC Entertainment, Inc. (b)                                         7,867
                                                    320   CKE Restaurants, Inc.                                               5,568
                                                    148   California Pizza Kitchen, Inc. (b)                                  4,803
                                                    600   Denny's Corp. (b)                                                   2,844
                                                    132   Domino's Pizza, Inc.                                                3,769
                                                    122   IHOP Corp.                                                          5,849
                                                    254   Jack in the Box, Inc. (b)                                          11,049
                                                    384   Krispy Kreme Doughnuts, Inc. (b)                                    3,448
                                                    159   Landry's Restaurants, Inc.                                          5,617
                                                    122   Lone Star Steakhouse & Saloon, Inc.                                 3,467
                                                    200   Luby's, Inc. (b)                                                    2,498
                                                    165   O'Charleys, Inc. (b)                                                3,046
                                                    178   PF Chang's China Bistro, Inc. (b)                                   8,774
                                                    174   Papa John's International, Inc. (b)                                 5,709
                                                    209   Rare Hospitality International, Inc. (b)                            7,279
                                                     86   Red Robin Gourmet Burgers, Inc. (b)                                 4,059
                                                    400   Ruby Tuesday, Inc.                                                 12,832
                                                     90   Ruth's Chris Steak House, Inc. (b)                                  2,143
                                                    246   Ryan's Restaurant Group, Inc. (b)                                   3,567
                                                    136   The Steak n Shake Co. (b)                                           2,870
                                                    306   Texas Roadhouse, Inc. Class A (b)                                   5,230
                                                    196   Triarc Cos.                                                         3,426
                                                                                                                        -----------
                                                                                                                            129,423
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.7%                                        34   1-800 Contacts, Inc. (b)                                      $       457
                                                    186   1-800-FLOWERS.COM, Inc. Class A (b)                                 1,321
                                                    304   99 Cents Only Stores (b)                                            4,122
                                                    103   AC Moore Arts & Crafts, Inc. (b)                                    1,895
                                                    356   Aeropostale, Inc. (b)                                              10,737
                                                     73   America's Car Mart, Inc. (b)                                        1,569
                                                    121   Big 5 Sporting Goods Corp.                                          2,369
                                                    700   Big Lots, Inc. (b)                                                  9,772
                                                     12   Blair Corp.                                                           497
                                                  1,100   Blockbuster, Inc. Class A                                           4,367
                                                     34   Blue Nile, Inc. (b)                                                 1,196
                                                     59   The Bon-Ton Stores, Inc.                                            1,909
                                                    106   Brown Shoe Co., Inc.                                                5,563
                                                     33   The Buckle, Inc.                                                    1,351
                                                     67   Build-A-Bear Workshop, Inc. (b)                                     2,053
                                                     99   Burlington Coat Factory Warehouse Corp.                             4,499
                                                    287   CSK Auto Corp. (b)                                                  3,981
                                                    200   Cabela's, Inc. Class A (b)                                          4,104
                                                     80   Cache, Inc. (b)                                                     1,467
                                                    235   Casual Male Retail Group, Inc. (b)                                  2,289
                                                    219   The Cato Corp. Class A                                              5,225
                                                    122   Central Garden and Pet Co. (b)                                      6,483
                                                    103   Charlotte Russe Holding, Inc. (b)                                   2,204
                                                    715   Charming Shoppes, Inc. (b)                                         10,632
                                                    121   The Children's Place Retail Stores, Inc. (b)                        7,006
                                                    231   Christopher & Banks Corp.                                           5,361
                                                    301   Coldwater Creek, Inc. (b)                                           8,368
                                                    156   Cost Plus, Inc. (b)                                                 2,668
                                                    139   dELiA*s, Inc. (b)                                                   1,298
                                                    100   Design Within Reach, Inc. (b)                                         569
                                                    163   Dress Barn, Inc. (b)                                                7,816
                                                    416   drugstore.com, Inc. (b)                                             1,285
                                                    100   FTD Group, Inc. (b)                                                   969
                                                    275   Fred's, Inc.                                                        3,647
                                                    213   GSI Commerce, Inc. (b)                                              3,621
                                                    366   GameStop Corp. Class A (b)                                         17,253
                                                    131   Genesco, Inc. (b)                                                   5,095
                                                    142   Global Imaging Systems, Inc. (b)                                    5,393
                                                    113   Group 1 Automotive, Inc.                                            5,372
                                                    170   Guitar Center, Inc. (b)                                             8,109
                                                    228   Gymboree Corp. (b)                                                  5,937
                                                    316   HOT Topic, Inc. (b)                                                 4,582
                                                    124   Handleman Co.                                                       1,190
                                                    252   Hibbett Sporting Goods, Inc. (b)                                    8,313
                                                    340   Insight Enterprises, Inc. (b)                                       7,483
                                                    138   The J. Jill Group, Inc. (b)                                         3,300
                                                    109   Jo-Ann Stores, Inc. (b)                                             1,467
                                                     97   Jos. A. Bank Clothiers, Inc. (b)                                    4,651
                                                     23   Lawson Products, Inc.                                                 942
                                                     76   Lithia Motors, Inc. Class A                                         2,637
                                                     65   MarineMax, Inc. (b)                                                 2,179
                                                     42   New York & Co. (b)                                                    627
                                                     82   Overstock.com, Inc. (b)                                             2,445
                                                    362   PEP Boys-Manny, Moe & Jack                                          5,470

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    400   Pacific Sunwear of California, Inc. (b)                       $     8,864
                                                     87   The Pantry, Inc. (b)                                                5,428
                                                    422   Payless Shoesource, Inc. (b)                                        9,660
                                                    300   Petco Animal Supplies, Inc. (b)                                     7,071
                                                    500   Pier 1 Imports, Inc.                                                5,805
                                                    144   Priceline.com, Inc. (b)                                             3,577
                                                    221   Restoration Hardware, Inc. (b)                                      1,257
                                                    100   Retail Ventures, Inc. (b)                                           1,466
                                                    200   Rush Enterprises Inc. Class A (b)                                   3,516
                                                     31   Russ Berrie & Co., Inc.                                               471
                                                    137   School Specialty, Inc. (b)                                          4,727
                                                     92   Sharper Image Corp. (b)                                             1,179
                                                    165   Sonic Automotive, Inc.                                              4,580
                                                    135   The Sports Authority, Inc. (b)                                      4,982
                                                    202   Stage Stores, Inc.                                                  6,010
                                                    130   Stamps.com, Inc. (b)                                                4,584
                                                    183   Stein Mart, Inc.                                                    3,188
                                                    100   Talbots, Inc.                                                       2,687
                                                    212   Too, Inc. (b)                                                       7,282
                                                    215   Tractor Supply Co. (b)                                             14,263
                                                    173   Trans World Entertainment Corp. (b)                                   964
                                                    185   Tuesday Morning Corp.                                               4,272
                                                    111   United Auto Group, Inc.                                             4,773
                                                    274   United Natural Foods, Inc. (b)                                      9,582
                                                    141   ValueVision Media, Inc. Class A (b)                                 1,802
                                                     30   Volcom Inc. (b)                                                     1,066
                                                    200   Wilsons The Leather Experts Inc. (b)                                  780
                                                    334   Zale Corp. (b)                                                      9,362
                                                                                                                        -----------
                                                                                                                            358,313
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.7%                               113   Anchor Bancorp Wisconsin, Inc.                                      3,425
                                                    300   BFC Financial Corp. (b)                                             1,965
                                                    361   Bank Mutual Corp.                                                   4,274
                                                    306   BankAtlantic Bancorp, Inc. Class A                                  4,403
                                                    191   BankUnited Financial Corp. Class A                                  5,165
                                                     48   Berkshire Hills Bancorp, Inc.                                       1,677
                                                    132   Beverly Hills Bancorp, Inc.                                         1,399
                                                    420   Brookline Bancorp, Inc.                                             6,506
                                                     70   Coastal Financial Corp.                                               967
                                                    260   Commercial Capital Bancorp, Inc.                                    3,656
                                                    232   Dime Community Bancshares, Inc.                                     3,334
                                                    157   Fidelity Bankshares, Inc.                                           5,280
                                                     98   First Financial Holdings, Inc.                                      3,107
                                                    125   First Indiana Corp.                                                 3,488
                                                    763   First Niagara Financial Group, Inc.                                11,186
                                                     68   First Place Financial Corp.                                         1,686
                                                    142   First Republic Bank                                                 5,370
                                                    103   FirstFed Financial Corp. (b)                                        6,160
                                                    232   Flagstar Bancorp, Inc.                                              3,503
                                                     96   Flushing Financial Corp.                                            1,676
                                                     54   Great Southern Bancorp, Inc.                                        1,560
                                                    123   Harbor Florida Bancshares, Inc.                                     4,658
                                                     45   Horizon Financial Corp.                                             1,150
                                                     61   IBERIABANK Corp.                                                    3,451
                                                     41   ITLA Capital Corp.                                                  1,977

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    231   KNBT Bancorp, Inc.                                            $     3,777
                                                    150   Kearny Financial Corp.                                              2,060
                                                    195   MAF Bancorp, Inc.                                                   8,535
                                                    350   Netbank, Inc.                                                       2,534
                                                    700   NewAlliance Bancshares, Inc.                                       10,101
                                                    105   Northwest Bancorp, Inc.                                             2,600
                                                     42   OceanFirst Financial Corp.                                          1,029
                                                    206   Ocwen Financial Corp. (b)                                           2,105
                                                    138   PFF Bancorp, Inc.                                                   4,652
                                                    244   Partners Trust Financial Group, Inc.                                2,908
                                                    100   Pennfed Financial Services, Inc.                                    1,917
                                                    423   Provident Financial Services, Inc.                                  7,656
                                                    241   Provident New York Bancorp                                          3,126
                                                    100   Rockville Financial, Inc. (b)                                       1,433
                                                    243   Sterling Financial Corp.                                            7,047
                                                    101   TierOne Corp.                                                       3,429
                                                    135   United Community Financial Corp.                                    1,636
                                                    600   W Holding Co., Inc.                                                 4,722
                                                                                                                        -----------
                                                                                                                            162,290
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%             260   Newport Corp. (b)                                                   4,904
                                                    242   Varian, Inc. (b)                                                    9,966
                                                                                                                        -----------
                                                                                                                             14,870
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.6%               51   BKF Capital Group, Inc.                                               663
                                                    270   CharterMac                                                          5,481
                                                    110   Gladstone Investment Corp.                                          1,661
                                                    100   IntercontinentalExchange, Inc. (b)                                  6,905
                                                    313   Investment Technology Group, Inc. (b)                              15,587
                                                    700   Knight Capital Group, Inc. Class A (b)                              9,751
                                                    511   LaBranche & Co., Inc. (b)(e)                                        8,079
                                                    156   MarketAxess Holdings, Inc. (b)                                      1,877
                                                    196   NCO Group, Inc. (b)                                                 4,655
                                                    140   optionsXpress Holdings, Inc.                                        4,071
                                                     78   SWS Group, Inc.                                                     2,040
                                                     49   ZipRealty, Inc. (b)                                                   430
                                                                                                                        -----------
                                                                                                                             61,200
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.8%                          74   4Kids Entertainment, Inc. (b)                                       1,272
                                                    223   ABM Industries, Inc.                                                4,275
                                                    155   AMN Healthcare Services, Inc. (b)                                   2,902
                                                    120   Administaff, Inc.                                                   6,523
                                                    130   The Advisory Board Co. (b)                                          7,250
                                                     84   Ambassadors Group, Inc.                                             2,134
                                                     77   Angelica Corp.                                                      1,580
                                                    219   Autobytel, Inc. (b)                                                 1,055
                                                    410   CBIZ, Inc. (b)                                                      3,280
                                                     64   CDI Corp.                                                           1,841
                                                     76   CRA International, Inc. (b)                                         3,744
                                                    153   Casella Waste Systems, Inc. (b)                                     2,174
                                                    174   Chemed Corp.                                                       10,325
                                                     85   Clark, Inc.                                                         1,004
                                                    114   CoStar Group, Inc. (b)                                              5,915
                                                    100   Cogent, Inc. (b)                                                    1,834
                                                    177   Coinstar, Inc. (b)                                                  4,586
                                                    222   Corrections Corp. of America (b)                                   10,034
                                                    229   Cross Country Healthcare, Inc. (b)                                  4,433

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    173   DiamondCluster International, Inc. Class A (b)                $     1,851
                                                     24   Exponent, Inc. (b)                                                    760
                                                    259   FTI Consulting, Inc. (b)                                            7,389
                                                     39   First Advantage Corp. Class A (b)                                     943
                                                     77   Forrester Research, Inc. (b)                                        1,719
                                                    127   G&K Services, Inc. Class A                                          5,403
                                                     71   The Geo Group, Inc. (b)                                             2,367
                                                    170   Gevity HR, Inc.                                                     4,158
                                                    289   Harris Interactive, Inc. (b)                                        1,624
                                                    122   Heidrick & Struggles International, Inc. (b)                        4,426
                                                    156   Hudson Highland Group, Inc. (b)                                     2,955
                                                    600   IKON Office Solutions, Inc.                                         8,550
                                                    266   Jackson Hewitt Tax Service, Inc.                                    8,400
                                                    132   Kelly Services, Inc. Class A                                        3,586
                                                    143   Kforce, Inc. (b)                                                    1,823
                                                    224   Korn/Ferry International (b)                                        4,567
                                                    394   Labor Ready, Inc. (b)                                               9,436
                                                    137   MAXIMUS, Inc.                                                       4,929
                                                    623   MPS Group, Inc. (b)                                                 9,532
                                                     84   Midas, Inc. (b)                                                     1,837
                                                     44   Monro Muffler, Inc.                                                 1,634
                                                    389   Navigant Consulting, Inc. (b)                                       8,305
                                                     61   Netratings, Inc. (b)                                                  808
                                                    100   Nutri/System, Inc. (b)                                              4,752
                                                    300   PHH Corp. (b)                                                       8,010
                                                    169   Pegasus Solutions, Inc. (b)                                         1,590
                                                    300   Regis Corp.                                                        10,344
                                                    320   Resources Connection, Inc. (b)                                      7,971
                                                    166   Rollins, Inc.                                                       3,360
                                                    100   Sirva, Inc. (b)                                                       853
                                                    257   Source Interlink Cos., Inc. (b)                                     2,930
                                                    355   Spherion Corp. (b)                                                  3,692
                                                     87   Startek, Inc.                                                       2,050
                                                    213   TeleTech Holdings, Inc. (b)                                         2,366
                                                    290   Tetra Tech, Inc. (b)                                                5,536
                                                     14   Travelzoo, Inc. (b)                                                   274
                                                     76   Unifirst Corp.                                                      2,525
                                                     37   Vertrue, Inc. (b)                                                   1,547
                                                    100   Viad Corp.                                                          3,428
                                                     39   Volt Information Sciences, Inc. (b)                                 1,192
                                                    331   Waste Connections, Inc. (b)                                        13,177
                                                    400   Waste Services, Inc. (b)                                            1,260
                                                    255   Watson Wyatt Worldwide, Inc.                                        8,308
                                                    484   Wireless Facilities, Inc. (b)                                       1,946
                                                    196   World Fuel Services Corp.                                           7,926
                                                                                                                        -----------
                                                                                                                            268,200
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                     117   Gulfmark Offshore, Inc. (b)                                         3,253
                                                    100   Horizon  Lines, Inc. Class A                                        1,296
                                                    132   Kirby Corp. (b)                                                     8,991
                                                    100   Maritrans, Inc.                                                     2,443
                                                                                                                        -----------
                                                                                                                             15,983
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                         80   DSW, Inc. Class A (b)                                               2,506
                                                     67   Deckers Outdoor Corp. (b)                                           2,716
                                                    223   The Finish Line, Inc. Class A                                       3,668

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    185   K-Swiss, Inc. Class A                                         $     5,576
                                                     69   Kenneth Cole Productions, Inc. Class A                              1,911
                                                    108   Skechers U.S.A., Inc. Class A (b)                                   2,692
                                                     55   Steven Madden Ltd.                                                  1,953
                                                    199   Stride Rite Corp.                                                   2,882
                                                    417   Wolverine World Wide, Inc.                                          9,228
                                                                                                                        -----------
                                                                                                                             33,132
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                                        700   AK Steel Holding Corp. (b)                                         10,500
                                                    151   Carpenter Technology Corp.                                         14,272
                                                    148   Chaparral Steel Co. (b)                                             9,608
                                                    175   Gibraltar Industries, Inc.                                          5,156
                                                    211   Oregon Steel Mills, Inc. (b)                                       10,797
                                                    141   Schnitzer Steel Industries, Inc. Class A                            6,042
                                                    259   Steel Dynamics, Inc.                                               14,693
                                                     81   Steel Technologies, Inc.                                            1,968
                                                     45   Wheeling-Pittsburgh Corp. (b)                                         826
                                                    400   Worthington Industries, Inc.                                        8,024
                                                                                                                        -----------
                                                                                                                             81,886
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                             244   Wellman, Inc.                                                       1,552
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%                  77   Applied Signal Technology, Inc.                                     1,527
                                                    620   Arris Group, Inc. (b)                                               8,531
                                                    139   Audiovox Corp. Class A (b)                                          1,660
                                                    290   Belden CDT, Inc.                                                    7,897
                                                    255   C-COR, Inc. (b)                                                     2,229
                                                    355   Interdigital Communications Corp. (b)                               8,705
                                                    129   Mastec, Inc. (b)                                                    1,828
                                                    300   Plantronics, Inc.                                                  10,629
                                                    600   Polycom, Inc. (b)                                                  13,008
                                                    629   Powerwave Technologies, Inc. (b)                                    8,485
                                                    557   SBA Communications Corp. Class A (b)                               13,039
                                                    149   Spectralink Corp.                                                   1,870
                                                    334   Symmetricom, Inc. (b)                                               2,856
                                                    462   Terayon Corp. (b)                                                     845
                                                                                                                        -----------
                                                                                                                             83,109
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                             172   DHB Industries, Inc. (b)                                              822
                                                    300   Innovo Group, Inc. (b)                                                216
                                                    258   Interface, Inc. Class A (b)                                         3,563
                                                                                                                        -----------
                                                                                                                              4,601
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.5%               139   Carter's, Inc. (b)                                                  9,381
                                                     59   Cherokee, Inc.                                                      2,376
                                                     74   Guess?, Inc. (b)                                                    2,894
                                                    112   Hartmarx Corp. (b)                                                    998
                                                    194   Kellwood Co.                                                        6,090
                                                     90   Maidenform Brands, Inc. (b)                                           991
                                                     99   Oxford Industries, Inc.                                             5,062
                                                     54   Perry Ellis International, Inc. (b)                                 1,222
                                                    138   Phillips-Van Heusen Corp.                                           5,273
                                                    164   Russell Corp.                                                       2,263
                                                    100   Under Armour, Inc. Class A (b)                                      3,240
                                                    325   The Warnaco Group, Inc. (b)                                         7,800
                                                                                                                        -----------
                                                                                                                             47,590
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                64   Bandag, Inc.                                                        2,680
                                                    358   Cooper Tire & Rubber Co.                                            5,134
                                                                                                                        -----------
                                                                                                                              7,814
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                      532   Alliance One International, Inc.                              $     2,585
                                                     85   Schweitzer-Mauduit International, Inc.                              2,040
                                                    242   Star Scientific, Inc. (b)                                             757
                                                    176   Universal Corp.                                                     6,472
                                                    198   Vector Group Ltd.                                                   3,774
                                                                                                                        -----------
                                                                                                                             15,628
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                         181   Jakks Pacific, Inc. (b)                                             4,840
                                                    201   Leapfrog Enterprises, Inc. (b)                                      2,135
                                                                                                                        -----------
                                                                                                                              6,975
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                 110   HUB Group, Inc. Class A (b)                                         5,014
                                                    300   Odyssey Marine Exploration, Inc. (b)                                1,101
                                                    206   Pacer International, Inc.                                           6,732
                                                    115   SCS Transportation, Inc. (b)                                        3,348
                                                     56   US Xpress Enterprises, Inc. Class A (b)                             1,090
                                                                                                                        -----------
                                                                                                                             17,285
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                                     156   Arkansas Best Corp.                                                 6,103
                                                    139   Covenant Transport, Inc. Class A (b)                                2,029
                                                    196   Forward Air Corp.                                                   7,309
                                                    278   Heartland Express, Inc.                                             6,058
                                                    333   Knight Transportation, Inc.                                         6,577
                                                     61   Marten Transport Ltd. (b)                                           1,103
                                                    184   Old Dominion Freight Line Inc. (b)                                  4,959
                                                    100   USA Truck, Inc. (b)                                                 2,462
                                                    338   Werner Enterprises, Inc.                                            6,209
                                                                                                                        -----------
                                                                                                                             42,809
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                  384   Mediacom Communications Corp. Class A (b)                           2,208
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.1%                        100   Allete, Inc.                                                        4,660
                                                    292   Avista Corp.                                                        6,030
                                                    230   Black Hills Corp.                                                   7,820
                                                     94   CH Energy Group, Inc.                                               4,512
                                                     59   Central Vermont Public Service Corp.                                1,251
                                                    338   Cleco Corp.                                                         7,547
                                                    529   Duquesne Light Holdings, Inc.                                       8,729
                                                    340   El Paso Electric Co. (b)                                            6,474
                                                    147   The Empire District Electric Co.                                    3,266
                                                    292   IDACORP, Inc.                                                       9,496
                                                     90   ITC Holdings Corp.                                                  2,363
                                                    118   MGE Energy, Inc.                                                    3,915
                                                    200   NorthWestern Corp.                                                  6,228
                                                    211   Otter Tail Corp.                                                    6,054
                                                     90   Pike Electric Corp. (b)                                             1,891
                                                  1,234   Sierra Pacific Resources (b)                                       17,042
                                                     92   UIL Holdings Corp.                                                  4,816
                                                    246   Unisource Energy Corp.                                              7,503
                                                                                                                        -----------
                                                                                                                            109,597
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.7%                   97   Cascade Natural Gas Corp.                                           1,911
                                                     27   EnergySouth, Inc.                                                     859
                                                    121   The Laclede Group, Inc.                                             4,165
                                                    193   New Jersey Resources Corp.                                          8,733
                                                    304   Nicor, Inc.                                                        12,026
                                                    166   Northwest Natural Gas Co.                                           5,891
                                                    259   Peoples Energy Corp.                                                9,231

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    162   South Jersey Industries, Inc.                                 $     4,418
                                                    210   Southwest Gas Corp.                                                 5,870
                                                    337   WGL Holdings, Inc.                                                 10,252
                                                                                                                        -----------
                                                                                                                             63,356
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                     295   Transmontaigne, Inc. (b)                                            2,894
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                   2,368   Aquila, Inc. (b)                                                    9,448
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%                100   Alaska Communications Systems Group, Inc.                           1,213
                                                     90   CT Communications, Inc.                                             1,223
                                                    100   Centennial Communications Corp.                                       733
                                                  1,501   Cincinnati Bell, Inc. (b)                                           6,784
                                                    152   Commonwealth Telephone Enterprises, Inc.                            5,236
                                                    100   Consolidated Communications Holdings, Inc.                          1,627
                                                    874   Dobson Communications Corp. Class A (b)                             7,001
                                                    170   FairPoint Communications, Inc.                                      2,349
                                                    445   General Communication Inc. Class A (b)                              5,380
                                                    400   GlobeTel Communications Corp. (b)(e)                                  996
                                                     80   Golden Telecom, Inc. (a)                                            2,404
                                                    300   IDT Corp. Class B (b)                                               3,321
                                                     92   Intrado, Inc. (b)                                                   2,390
                                                    144   Iowa Telecommunications Services, Inc.                              2,748
                                                  4,700   Level 3 Communications, Inc. (b)(e)                                24,346
                                                    160   NeuStar, Inc. Class A (b)                                           4,960
                                                     80   North Pittsburgh Systems, Inc.                                      1,867
                                                    453   Premiere Global Services, Inc. (b)                                  3,647
                                                    239   Price Communications Corp. (b)                                      4,228
                                                    100   RCN Corp. (b)                                                       2,590
                                                     29   Shenandoah Telecom Co.                                              1,305
                                                     80   SureWest Communications                                             1,930
                                                    217   Talk America Holdings, Inc. (b)                                     1,851
                                                    389   Time Warner Telecom, Inc. Class A (b)                               6,983
                                                    152   USA Mobility, Inc.                                                  4,329
                                                    428   Ubiquitel, Inc. (b)                                                 4,323
                                                    200   Valor Communications Group, Inc.                                    2,632
                                                                                                                        -----------
                                                                                                                            108,396
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                             129   American States Water Co.                                           4,819
                                                    126   California Water Service Group                                      5,676
                                                     34   Connecticut Water Service, Inc.                                       891
                                                    101   Middlesex Water Co.                                                 1,913
                                                     58   SJW Corp.                                                           1,557
                                                    172   Southwest Water Co.                                                 2,742
                                                                                                                        -----------
                                                                                                                             17,598
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%               93   Central European Distribution Corp. (b)                             3,576
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                  235   Brightpoint, Inc. (b)                                               7,299
                                                    200   Earle M. Jorgensen Holding Company, Inc. (b)                        3,030
                                                    150   LKQ Corp. (b)                                                       3,122
                                                    190   Prestige Brands Holdings, Inc. (b)                                  2,312
                                                    234   United Stationers, Inc. (b)                                        12,425
                                                                                                                        -----------
                                                                                                                             28,188
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Common Stocks (Cost - $7,058,633) - 86.6%                 8,346,595
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%               84   Gladstone Capital Corp.                                             1,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Mutual Funds (Cost - $2,017) - 0.0%                           1,810
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006

                                             Beneficial
                                               Interest   Short-Term Securities                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            $ 1,207,704   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                          Series I, 4.56% (c)(f)                                        $ 1,207,704
                                                 45,751   Merrill Lynch Liquidity Series, LLC Money Market Series,
                                                          4.75% (c)(d)(f)                                                    45,751
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities
                                                          (Cost - $1,253,455) - 13.0%                                     1,253,455
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $8,314,105*) - 99.6%                  9,601,860

                                                          Other Assets Less Liabilities - 0.4%                               39,683
                                                                                                                        -----------
                                                          Net Assets - 100.0%                                           $ 9,641,543
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $  8,303,491
                                                                   ============
      Gross unrealized appreciation                                $  1,826,585
      Gross unrealized depreciation                                    (528,216)
                                                                   ------------
      Net unrealized appreciation                                  $  1,298,369
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
                                                                         Net         Interest
      Affiliate                                                        Activity       Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $ 257,911      $ 12,104
      Merrill Lynch Liquidity Series, LLC Money Market Series         $  24,601      $    238
      ---------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Variable rare security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration         Face          Unrealized
      Contracts    Issue               Date            Value        Appreciation
      --------------------------------------------------------------------------
          16       Russell Mini      June 2006      $ 1,155,108     $     79,772
      --------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.8%    Airlines - 0.0%                               1,112   Qantas Airways Ltd.                          $      2,807
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                 50   Coca-Cola Amatil Ltd.                                 258
                                                                  2,482   Foster's Group Ltd.                                 9,398
                                                                    382   Lion Nathan Ltd.                                    2,209
                                                                                                                       ------------
                                                                                                                             11,865
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                            281   CSL Ltd.                                           10,960
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                          209   Macquarie Bank Ltd.                                 9,639
                                                                     22   Perpetual Trustees Australia Ltd.                   1,067
                                                                                                                       ------------
                                                                                                                             10,706
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                391   Orica Ltd.                                          6,465
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                       2,047   Australia & New Zealand Banking Group Ltd.         38,680
                                                                  1,567   Commonwealth Bank of Australia                     50,616
                                                                  1,821   National Australia Bank Ltd.                       48,952
                                                                  2,523   Westpac Banking Corp.                              42,853
                                                                                                                       ------------
                                                                                                                            181,101
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           856   Brambles Industries Ltd.                            6,561
                                                                    155   Downer EDI Ltd.                                       983
                                                                                                                       ------------
                                                                                                                              7,544
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               277   Leighton Holdings Ltd.                              3,506
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   845   Boral Ltd.                                          5,375
                                                                  2,060   CSR Ltd.                                            6,551
                                                                    552   James Hardie Industries NV                          3,731
                                                                  1,310   Rinker Group Ltd.                                  18,542
                                                                                                                       ------------
                                                                                                                             34,199
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                 1,409   Amcor Ltd.                                          7,435
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           1,163   Pacific Brands Ltd.                                 1,982
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%           143   Australian Stock Exchange Ltd.                      3,334
                                                                    328   Babcock & Brown Ltd.                                4,327
                                                                    200   SFE Corp. Ltd.                                      2,326
                                                                    640   Suncorp-Metway Ltd.                                 8,871
                                                                                                                       ------------
                                                                                                                             18,858
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,426   Telstra Corp. Ltd.                                  3,803
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%               1,336   Coles Myer Ltd.                                    10,193
                                                                  1,563   Woolworths Ltd.                                    20,986
                                                                                                                       ------------
                                                                                                                             31,179
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                          1,687   Futuris Corp. Ltd.                                  2,719

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                            162   Alinta Ltd.                                  $      1,268
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%         236   Ansell Ltd.                                         1,952
                                                                    115   Cochlear Ltd.                                       4,358
                                                                                                                       ------------
                                                                                                                              6,310
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%         990   DCA Group Ltd.                                      2,591
                                                                    725   Mayne Group Ltd.                                    1,778
                                                                    223   Sonic Healthcare Ltd.                               2,496
                                                                                                                       ------------
                                                                                                                              6,865
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            557   Aristocrat Leisure Ltd.                             5,473
                                                                    788   TABCORP Holdings Ltd.                               8,692
                                                                    173   UNiTAB Ltd.                                         1,875
                                                                                                                       ------------
                                                                                                                             16,040
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              307   Computershare Ltd.                                  1,611
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 470   Wesfarmers Ltd.                                    11,689
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                              2,420   AMP Ltd.                                           14,978
                                                                    870   AXA Asia Pacific Holdings Ltd.                      3,598
                                                                  2,671   Insurance Australia Group Ltd.                     10,418
                                                                    794   QBE Insurance Group Ltd.                           12,388
                                                                                                                       ------------
                                                                                                                             41,382
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  1,613   John Fairfax Holdings Ltd.                          4,612
                                                                    447   Macquarie Communications Infrastructure
                                                                          Group                                               1,865
                                                                    291   Publishing & Broadcasting Ltd.                      3,590
                                                                                                                       ------------
                                                                                                                             10,067
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                        1,148   Alumina Ltd.                                        6,066
                                                                  4,180   BHP Billiton Ltd.                                  83,455
                                                                    752   BlueScope Steel Ltd.                                3,850
                                                                    380   Iluka Resources Ltd.                                2,124
                                                                    494   Newcrest Mining Ltd.                                8,236
                                                                    882   OneSteel Ltd.                                       2,591
                                                                    283   Rio Tinto Ltd.                                     15,911
                                                                                                                       ------------
                                                                                                                            122,233
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                          324   Australian Gas Light Co., Ltd.                      4,281
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%              105   Caltex Australia Ltd.                               1,438
                                                                    734   Origin Energy Ltd.                                  3,831
                                                                  1,027   Santos Ltd.                                         8,334
                                                                    554   Woodside Petroleum Ltd.                            17,966
                                                                                                                       ------------
                                                                                                                             31,569
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  621   PaperlinX Ltd.                               $      1,669
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          725   Mayne Pharma Ltd. (b)                               1,530
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                            3,350   CFS Gandel Retail Trust                             4,658
                                                                     95   CFS Gandel Retail Trust (b)                           131
                                                                    738   Centro Properties Group                             3,405
                                                                  3,983   Commonwealth Property Office Fund                   3,919
                                                                  3,177   DB RREEF Trust                                      3,330
                                                                  3,130   General Property Trust                              9,218
                                                                  1,092   ING Industrial Fund                                 1,760
                                                                  3,227   Investa Property Group                              4,970
                                                                    394   Lend Lease Corp., Ltd.                              3,888
                                                                  1,159   Macquire Goodman Group                              4,116
                                                                  1,806   Mirvac Group                                        5,473
                                                                    857   Multiplex Group                                     1,876
                                                                  1,462   Stockland                                           7,005
                                                                  1,552   Westfield Group                                    18,924
                                                                                                                       ------------
                                                                                                                             72,673
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%         292   Billabong International Ltd.                        3,165
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%          1,418   Macquarie Airports                                  3,407
                                                                  3,889   Macquarie Infrastructure Group                     10,565
                                                                    633   Patrick Corp. Ltd.                                  3,638
                                                                    946   Transurban Group                                    4,546
                                                                                                                       ------------
                                                                                                                             22,156
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia                  689,637
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.1%                        139   Wienerberger AG                                     6,981
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                         169   Erste Bank der Oesterreichischen
                                                                          Sparkassen AG                                       9,952
                                                                    100   Raiffeisen International Bank Holding AG            8,519
                                                                                                                       ------------
                                                                                                                             18,471
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                    83   RHI AG (b)                                          2,694
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   437   Telekom Austria AG                                 10,286
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                         5   Verbund - Oesterreichische
                                                                          Elektrizitaetswirtschafts AG                        2,221
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 22   Andritz AG                                          3,200
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                           18   Boehler-Uddeholm AG                                 3,703
                                                                     33   Voestalpine AG                                      4,611
                                                                                                                       ------------
                                                                                                                              8,314
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              251   OMV AG                                             16,767
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                              268   IMMOFINANZ Immobilien Anlagen AG (b)         $      2,776
                                                                     79   Meinl European Land Ltd. (b)                        1,482
                                                                                                                       ------------
                                                                                                                              4,258
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Austria                     73,192
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%      Beverages - 0.1%                                222   InBev NV                                           10,397
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                 75   Solvay SA                                           8,650
                                                                     31   Umicore                                             4,288
                                                                                                                       ------------
                                                                                                                             12,938
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                         752   Dexia                                              19,420
                                                                    191   KBC Bancassurance Holding                          20,479
                                                                                                                       ------------
                                                                                                                             39,899
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.5%         1,668   Fortis                                             59,507
                                                                     79   Groupe Bruxelles Lambert SA                         8,776
                                                                                                                       ------------
                                                                                                                             68,283
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   129   Belgacom SA                                         4,120
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                  30   Colruyt SA                                          4,487
                                                                     81   Delhaize Group                                      5,803
                                                                                                                       ------------
                                                                                                                             10,290
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%          31   Omega Pharma SA                                     1,896
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%             199   AGFA-Gevaert NV                                     3,786
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%               42   Euronav SA                                          1,136
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          120   UCB SA                                              5,896
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                       39   Mobistar SA                                         2,827
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                    161,468
-----------------------------------------------------------------------------------------------------------------------------------
Cayman              Wireless Telecommunication                    1,000   Hutchison Telecommunications International
                                                                          Ltd. (b)                                            1,707
Islands - 0.0%      Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Cayman Islands           1,707
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%      Beverages - 0.0%                                 21   Carlsberg A/S                                       1,369
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                 47   Novozymes A/S Class B                               3,182
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                         564   Danske Bank A/S                                    20,899
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                      86   Vestas Wind Systems A/S                             2,141
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                             95   Danisco A/S                                         7,687
                                                                     49   East Asiatic Co., Ltd. A/S                          2,010
                                                                                                                       ------------
                                                                                                                              9,697
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%          39   Coloplast A/S Class B                               2,931
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                        16   Bang & Olufsen A/S Class B                          1,850
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                 26   Topdanmark A/S (b)                                  3,255
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                     2   AP Moller - Maersk A/S                       $     17,157
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                           60   H Lundbeck A/S                                      1,314
                                                                    366   Novo-Nordisk A/S B                                 22,732
                                                                                                                       ------------
                                                                                                                             24,046
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                               39   DSV A/S                                             5,186
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                     91,713
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Auto Components - 0.0%                          215   Nokian Renkaat Oyj                                  3,786
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        100   Asko Oyj                                            2,612
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.7%               4,962   Nokia Oyj                                         102,562
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               124   YIT Oyj                                             3,358
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   252   Elisa Corp.                                         4,995
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                       489   Fortum Oyj                                         12,321
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                  30   Kesko Oyj Class B                                     935
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              131   Tietoenator Oyj                                     5,111
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                486   Sampo Oyj                                          10,216
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%             113   Amer Sports Corp.                                   2,303
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                 94   Cargotec Corp. Class B                              3,845
                                                                    108   KCI Konecranes Oyj                                  1,856
                                                                     88   Kone Oyj Class B (b)                                3,617
                                                                    182   Metso Oyj                                           7,015
                                                                     84   Wartsila Oyj                                        3,111
                                                                                                                       ------------
                                                                                                                             19,444
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          237   Outokumpu Oyj                                       4,781
                                                                     57   Rautaruukki Oyj                                     2,102
                                                                                                                       ------------
                                                                                                                              6,883
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              194   Neste Oil Oyj                                       6,660
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%                  752   Stora Enso Oyj Class R                             11,557
                                                                    511   UPM-Kymmene Oyj                                    12,059
                                                                                                                       ------------
                                                                                                                             23,616
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                           47   Orion Oyj Class B                                   1,131
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                    205,933
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.1%       Aerospace & Defense - 0.2%                      309   European Aeronautic Defense and Space Co.          13,002
                                                                    165   Safran SA                                           4,177
                                                                    145   Thales SA                                           6,438
                                                                     36   Zodiac SA                                           2,333
                                                                                                                       ------------
                                                                                                                             25,950
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 224   Air France-KLM                                      5,267
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                          126   Compagnie Generale des Etablissements
                                                                          Michelin                                     $      7,906
                                                                    130   Valeo SA                                            5,429
                                                                                                                       ------------
                                                                                                                             13,335
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.2%                              221   Peugeot SA                                         13,907
                                                                    197   Renault SA                                         20,920
                                                                                                                       ------------
                                                                                                                             34,827
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                 91   Pernod-Ricard                                      17,411
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                        333   Cie de Saint-Gobain                                23,232
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                133   Air Liquide                                        27,651
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                         993   BNP Paribas                                        92,109
                                                                    771   Credit Agricole SA                                 29,960
                                                                    405   Societe Generale                                   60,823
                                                                                                                       ------------
                                                                                                                            182,892
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%            15   Societe BIC SA                                      1,006
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%               1,353   Alcatel SA (b)                                     20,909
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%               170   Vinci SA                                           16,736
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                    16   Imerys SA                                           1,346
                                                                    182   Lafarge SA                                         20,593
                                                                                                                       ------------
                                                                                                                             21,939
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,954   France Telecom SA                                  43,888
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     159   Alstom (b)                                         13,315
                                                                    254   Schneider Electric SA                              27,387
                                                                                                                       ------------
                                                                                                                             40,702
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%               65   Technip SA                                          4,393
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                 619   Carrefour SA                                       32,885
                                                                     77   Casino Guichard Perrachon SA                        5,377
                                                                                                                       ------------
                                                                                                                             38,262
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                            318   Groupe Danone                                      38,906
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                            300   Gaz de France                                      10,833
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%         158   Cie Generale d'Optique Essilor
                                                                          International SA                                   14,073
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            216   Accor SA                                           12,434
                                                                    103   Sodexho Alliance SA                                 4,886
                                                                                                                       ------------
                                                                                                                             17,320
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       190   Thomson                                             3,746
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              106   Atos Origin (b)                                     7,844

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    109   Cap Gemini SA                                $      5,930
                                                                                                                       ------------
                                                                                                                             13,774
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                              2,007   AXA                                                70,338
                                                                     25   CNP Assurances                                      2,517
                                                                  1,359   SCOR                                                3,454
                                                                                                                       ------------
                                                                                                                             76,309
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.6%                                    193   Lagardere S.C.A.                                   15,053
                                                                    114   PagesJaunes Groupe SA                               3,198
                                                                    237   Publicis Groupe                                     9,235
                                                                    213   Societe Television Francaise 1                      6,444
                                                                  1,321   Vivendi SA                                         45,305
                                                                                                                       ------------
                                                                                                                             79,235
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                          545   Arcelor                                            21,455
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                        1,150   Suez SA                                            45,257
                                                                    562   Veolia Environnement                               31,169
                                                                                                                       ------------
                                                                                                                             76,426
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                          79   Pinault-Printemps-Redoute                           9,527
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.1%                        57   Neopost SA                                          6,187
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%              672   Total SA                                          177,039
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                        385   L'Oreal SA                                         33,872
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%                        1,234   Sanofi-Aventis                                    117,227
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                                7   Gecina SA                                             928
                                                                     14   Klepierre                                           1,743
                                                                     76   Unibail                                            13,704
                                                                                                                       ------------
                                                                                                                             16,375
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  819   STMicroelectronics NV                              15,124
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                  81   Business Objects SA (b)                             2,952
                                                                     58   Dassault Systemes SA                                3,312
                                                                                                                       ------------
                                                                                                                              6,264
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%           5   Hermes International                                1,262
                                                                    324   LVMH Moet Hennessy Louis Vuitton SA                31,720
                                                                                                                       ------------
                                                                                                                             32,982
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%             70   Autoroutes du Sud de la France                      4,320
                                                                     23   Societe Des Autoroutes Paris-Rhin-Rhone             1,701
                                                                                                                       ------------
                                                                                                                              6,021
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      314   Bouygues                                     $     16,662
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                   1,307,757
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.4%      Air Freight & Logistics - 0.1%                  742   Deutsche Post AG                                   18,578
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 277   Deutsche Lufthansa AG                               4,951
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                          143   Continental AG                                     15,722
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                            1,131   DaimlerChrysler AG                                 64,876
                                                                    172   Volkswagen AG                                      12,970
                                                                                                                       ------------
                                                                                                                             77,846
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                            101   Qiagen NV (b)                                       1,491
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                          570   Deutsche Bank AG Registered Shares                 65,013
                                                                     29   MLP AG                                                708
                                                                                                                       ------------
                                                                                                                             65,721
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                                609   BASF AG                                            47,683
                                                                    799   Bayer AG                                           31,966
                                                                     60   Linde AG                                            5,202
                                                                                                                       ------------
                                                                                                                             84,851
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                         649   Commerzbank AG                                     25,824
                                                                    100   Deutsche Postbank AG                                7,246
                                                                                                                       ------------
                                                                                                                             33,070
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                   23   Wincor Nixdorf AG                                   2,895
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                56   Hochtief AG                                         3,163
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%           157   Deutsche Boerse AG                                 22,609
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 3,183   Deutsche Telekom AG                                53,619
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                       727   E.ON AG                                            79,893
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 170   Metro AG                                            8,704
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%          35   Celesio AG                                          3,308
                                                                     80   Fresenius Medical Care AG                           9,546
                                                                                                                       ------------
                                                                                                                             12,854
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            150   TUI AG                                              2,941
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%                 971   Siemens AG                                         90,527
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                                476   Allianz AG Registered Shares                       79,366
                                                                    220   Muenchener Rueckversicherungs AG
                                                                          Registered Shares                                  31,149
                                                                                                                       ------------
                                                                                                                            110,515
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                 31   Heidelberger Druckmaschn                            1,366
                                                                    193   MAN AG                                             13,376
                                                                                                                       ------------
                                                                                                                             14,742

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    478   Premiere AG (b)                              $      8,474
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          454   ThyssenKrupp AG                                    13,092
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.4%                          571   RWE AG                                             49,627
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         105   KarstadtQuelle AG                                   2,466
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                          9   Beiersdorf AG                                       1,296
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                          120   Altana AG                                           7,426
                                                                     83   Merck KGaA                                          7,878
                                                                    156   Schering AG                                        16,196
                                                                                                                       ------------
                                                                                                                             31,500
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                              118   IVG Immobilien AG                                   3,543
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                1,013   Infineon Technologies AG (b)                       10,432
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.4%                                 282   SAP AG                                             61,090
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                          60   Douglas Holding AG                                  2,822
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%          46   Adidas-Salomon AG                                   9,084
                                                                     24   Puma AG Rudolf Dassler Sport                        9,075
                                                                                                                       ------------
                                                                                                                             18,159
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%               238   Hypo Real Estate Holding AG                        16,293
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                    923,486
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                                 84   Coca-Cola Hellenic Bottling Co. SA                  2,606
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                         244   Alpha Bank AE                                       9,000
                                                                    278   EFG Eurobank Ergasias SA                           10,692
                                                                     55   Emporiki Bank of Greece SA                          1,837
                                                                    497   National Bank of Greece SA                         23,336
                                                                    211   Piraeus Bank SA                                     6,384
                                                                                                                       ------------
                                                                                                                             51,249
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 275   Intracom SA                                         1,977
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                    35   Titan Cement Co. SA                                 1,669
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   527   Hellenic Telecommunications Organization
                    Services - 0.1%                                       SA (b)                                             11,633
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       206   Public Power Corp.                                  4,836
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            357   OPAP SA                                            13,643
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%               56   Hellenic Petroleum SA                                 798
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      137   Cosmote Mobile Telecommunications SA                3,167
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Greece                      91,578
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%    Airlines - 0.0%                               2,000   Cathay Pacific Airways Ltd.                         3,505
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                       4,000   BOC Hong Kong Holdings Ltd.                         8,041

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,600   Bank of East Asia Ltd.                       $      9,398
                                                                    900   Hang Seng Bank Ltd.                                11,592
                                                                                                                       ------------
                                                                                                                             29,031
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.1%                           4,000   Li & Fung Ltd.                                      9,021
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         2,000   Hong Kong Exchanges and Clearing Ltd.              12,062
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 5,000   PCCW Ltd.                                           3,254
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                     2,500   CLP Holdings Ltd.                                  14,594
                                                                  1,500   HongKong Electric Holdings                          7,056
                                                                                                                       ------------
                                                                                                                             21,650
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                   1,000   Johnson Electric Holdings Ltd.                        934
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          6,000   Hong Kong & China Gas                              14,498
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                     1,500   Techtronic Industries Co.                           2,696
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%               2,000   Hutchison Whampoa Ltd.                             18,338
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  2,935   SCMP Group Ltd.                                     1,050
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.6%                            2,000   Cheung Kong Holdings Ltd.                          21,199
                                                                  4,000   Hang Lung Properties Ltd.                           7,603
                                                                  1,000   Henderson Land Development Co., Ltd.                5,541
                                                                  2,700   The Link REIT (b)                                   5,845
                                                                  3,049   New World Development Ltd.                          5,344
                                                                  6,000   Sino Land Co.                                       8,621
                                                                  1,000   Sun Hung Kai Properties Ltd.                       10,155
                                                                  1,500   Swire Pacific Ltd. Class A                         14,681
                                                                  1,000   Wharf Holdings Ltd.                                 3,673
                                                                                                                       ------------
                                                                                                                             82,662
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                            1,000   MTR Corp.                                           2,255
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                6,563   Solomon Systech International Ltd.                  3,172
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                       2,000   Esprit Holdings Ltd.                               15,567
                                                                  4,000   Giordano International Ltd.                         2,217
                                                                                                                       ------------
                                                                                                                             17,784
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                  221,912
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%      Airlines - 0.0%                                 283   Ryanair Holdings Plc (b)                            2,658
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                                546   C&C Group Plc                                       3,700
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        128   Kingspan Group Plc                                  1,947
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                         918   Allied Irish Banks Plc                             21,885
                                                                  1,170   Bank of Ireland                                    21,734

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    424   Depfa Bank Plc                               $      7,543
                                                                                                                       ------------
                                                                                                                             51,162
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   820   CRH Plc                                            28,579
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   979   Eircom Group Plc                                    2,523
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 510   Fyffes Plc                                          1,358
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            107   Kerry Group Plc                                     2,566
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            171   Paddy Power Plc                                     2,732
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                 120   DCC Plc                                             2,788
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                390   Irish Life & Permanent Plc                          9,345
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    323   Independent News & Media Plc                        1,044
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                          433   Elan Corp. Plc (b)                                  6,235
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.1%         427   Grafton Group Plc                                   5,596
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                    122,233
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%        Aerospace & Defense - 0.1%                      478   Finmeccanica SpA                                   10,844
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.0%                              438   Fiat SpA                                            5,509
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                          580   Banca Fideuram SpA                                  3,329
                                                                    597   Mediobanca SpA                                     12,788
                                                                    166   Mediolanum SpA                                      1,316
                                                                                                                       ------------
                                                                                                                             17,433
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                         130   Banca Antonveneta SpA                               4,169
                                                                  5,121   Banca Intesa SpA                                   30,552
                                                                    963   Banca Intesa SpA (RNC)                              5,442
                                                                  1,921   Banca Monte dei Paschi di Siena SpA                10,810
                                                                  1,332   Banca Nazionale del Lavoro SpA                      4,707
                                                                    714   Banca Popolare di Milano Scrl                       8,420
                                                                    560   Banche Popolari Unite Scrl                         13,561
                                                                    338   Banco Popolare di Verona e Novara Scrl              8,929
                                                                  1,759   Capitalia SpA                                      14,603
                                                                  1,162   Sanpaolo IMI SpA                                   20,774
                                                                  9,001   UniCredito Italiano SpA                            65,051
                                                                                                                       ------------
                                                                                                                            187,018
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                11,822   Telecom Italia SpA                                 34,436
                    Services - 0.4%                               7,779   Telecom Italia SpA (RNC)                           20,692
                                                                                                                       ------------
                                                                                                                             55,128
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     4,842   Enel SpA                                           40,900

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,355   Terna SpA                                    $      6,184
                                                                                                                       ------------
                                                                                                                             47,084
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          1,677   Snam Rete Gas SpA                                   7,401
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            230   Autogrill SpA                                       3,407
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               4,635   Pirelli & C SpA                                     4,414
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                                735   Alleanza Assicurazioni SpA                          8,734
                                                                  1,071   Assicurazioni Generali SpA                         40,282
                                                                                                                       ------------
                                                                                                                             49,016
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%             659   Telecom Italia Media SpA (b)                          355
                                                                    654   Tiscali SpA (b)                                     2,129
                                                                                                                       ------------
                                                                                                                              2,484
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  1,045   Mediaset SpA                                       12,292
                                                                  7,219   Seat Pagine Gialle SpA (b)                          3,450
                                                                                                                       ------------
                                                                                                                             15,742
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%            3,165   ENI SpA                                            89,932
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%         210   Bulgari SpA                                         2,524
                                                                    119   Luxottica Group SpA                                 3,275
                                                                                                                       ------------
                                                                                                                              5,799
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            341   Autostrade SpA                                      8,422
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                      509,633
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 24.0%       Airlines - 0.0%                               1,000   Japan Airlines Corp.                                2,610
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.6%                          200   Aisin Seiki Co., Ltd.                               7,763
                                                                  1,000   Bridgestone Corp.                                  20,807
                                                                    800   Denso Corp.                                        31,528
                                                                    100   NOK Corp.                                           2,687
                                                                    400   Stanley Electric Co., Ltd.                          8,509
                                                                    100   Toyoda Gosei Co., Ltd.                              2,187
                                                                    200   Toyota Industries Corp.                             8,153
                                                                                                                       ------------
                                                                                                                             81,634
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 2.0%                              900   Honda Motor Co., Ltd.                              55,606
                                                                  2,500   Nissan Motor Co., Ltd.                             29,621
                                                                  3,600   Toyota Motor Corp.                                196,186
                                                                    200   Yamaha Motor Co., Ltd.                              4,933
                                                                                                                       ------------
                                                                                                                            286,346
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                                400   Asahi Breweries Ltd.                                5,662
                                                                  1,000   Kirin Brewery Co., Ltd.                            13,577

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,000   Sapporo Holdings Ltd.                        $     10,442
                                                                                                                       ------------
                                                                                                                             29,681
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.4%                      1,000   Asahi Glass Co., Ltd.                              14,908
                                                                  1,000   Central Glass Co., Ltd.                             5,780
                                                                    400   Daikin Industries Ltd.                             13,967
                                                                    300   JS Group Corp.                                      6,433
                                                                  1,000   Toto Ltd.                                           9,264
                                                                                                                       ------------
                                                                                                                             50,352
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.7%                        1,000   Daiwa Securities Group, Inc.                       13,382
                                                                    300   Matsui Securities Co., Ltd.                         4,150
                                                                  1,500   Nikko Cordial Corp.                                24,790
                                                                  2,700   Nomura Holdings, Inc.                              60,069
                                                                      6   Softbank Investments Corp.                          3,387
                                                                                                                       ------------
                                                                                                                            105,778
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.2%                              1,000   Asahi Kasei Corp.                                   7,111
                                                                  1,000   Dainippon Ink and Chemicals, Inc.                   3,712
                                                                    200   Hitachi Chemical Co., Ltd.                          5,729
                                                                  2,000   Ishihara Sangyo Kaisha Ltd.                         3,729
                                                                    400   JSR Corp.                                          11,865
                                                                  1,000   Kuraray Co., Ltd.                                  11,730
                                                                  2,000   Mitsubishi Chemical Holdings Corp.                 12,306
                                                                  1,000   Mitsui Chemicals, Inc.                              7,340
                                                                    200   Nitto Denko Corp.                                  16,934
                                                                    600   Shin-Etsu Chemical Co., Ltd.                       32,494
                                                                  3,000   Showa Denko KK                                     13,298
                                                                  2,000   Sumitomo Chemical Co., Ltd.                        16,239
                                                                  1,000   Teijin Ltd.                                         6,636
                                                                  1,000   Toray Industries, Inc.                              8,170
                                                                  1,000   Tosoh Corp.                                         4,983
                                                                  3,000   Ube Industries Ltd.                                 8,823
                                                                                                                       ------------
                                                                                                                            171,099
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.2%                       1,000   The Bank of Fukuoka Ltd.                            8,416
                                                                  1,000   The Bank of Yokohama Ltd.                           8,170
                                                                  1,000   The Chiba Bank Ltd.                                 8,874
                                                                  1,000   Hokuhoku Financial Group, Inc.                      4,382
                                                                  1,000   The Joyo Bank Ltd.                                  7,034
                                                                     11   Mitsubishi UFJ Financial Group, Inc.              165,675

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1,000   Mitsui Trust Holdings, Inc.                  $     14,586
                                                                     12   Mizuho Financial Group, Inc.                       97,941
                                                                  2,000   The Nishi-Nippon City Bank Ltd.                    10,882
                                                                      5   Resona Holdings, Inc. (b)                          17,162
                                                                  1,000   Shinsei Bank Ltd.                                   6,984
                                                                  1,000   The Shizuoka Bank Ltd.                             10,069
                                                                      7   Sumitomo Mitsui Financial Group, Inc.              77,125
                                                                  2,000   The Sumitomo Trust & Banking Co., Ltd.             23,087
                                                                                                                       ------------
                                                                                                                            460,387
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.4%         1,000   Dai Nippon Printing Co., Ltd.                      18,052
                                                                      1   The Goodwill Group, Inc.                              932
                                                                    100   Meitec Corp.                                        3,280
                                                                    500   Secom Co., Ltd.                                    25,511
                                                                  1,000   Toppan Printing Co., Ltd.                          13,832
                                                                                                                       ------------
                                                                                                                             61,607
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.4%                2,000   Fujitsu Ltd.                                       16,832
                                                                    200   Mitsumi Electric Co., Ltd.                          2,609
                                                                  3,000   NEC Corp.                                          21,027
                                                                    100   Seiko Epson Corp.                                   2,754
                                                                  3,000   Toshiba Corp.                                      17,391
                                                                                                                       ------------
                                                                                                                             60,613
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%             1,000   Kajima Corp.                                        6,229
                                                                  1,000   Nishimatsu Construction Co., Ltd.                   4,085
                                                                  1,000   Obayashi Corp.                                      8,119
                                                                  1,000   Shimizu Corp.                                       7,263
                                                                  1,000   Taisei Corp.                                        4,780
                                                                                                                       ------------
                                                                                                                             30,476
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                 1,000   Sumitomo Osaka Cement Co., Ltd.                     3,636
                                                                  1,000   Taiheiyo Cement Corp.                               4,822
                                                                                                                       ------------
                                                                                                                              8,458
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.4%                          80   Acom Co., Ltd.                                      4,685
                                                                     25   Aiful Corp.                                         1,651
                                                                    200   Credit Saison Co., Ltd.                            11,035
                                                                    100   ORIX Corp.                                         31,062
                                                                    100   Promise Co., Ltd.                                   6,034

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     10   Shohkoh Fund & Co., Ltd.                     $      2,257
                                                                    110   Takefuji Corp.                                      6,908
                                                                                                                       ------------
                                                                                                                             63,632
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                   200   Toyo Seikan Kaisha Ltd.                             3,619
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%            100   Benesse Corp.                                       3,560
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                     6   Nippon Telegraph & Telephone Corp.                 25,680
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                       600   Chubu Electric Power Co., Inc.                     15,001
                                                                    200   Hokkaido Electric Power Co., Inc.                   4,280
                                                                  1,300   The Kansai Electric Power Co., Inc.                28,812
                                                                    600   Kyushu Electric Power Co., Inc.                    13,501
                                                                    600   Tohoku Electric Power Co., Inc.                    12,942
                                                                  1,300   The Tokyo Electric Power Co., Inc.                 32,337
                                                                                                                       ------------
                                                                                                                            106,873
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                   1,000   Furukawa Electric Co., Ltd.                         8,272
                                                                  2,000   Mitsubishi Electric Corp.                          16,934
                                                                  1,000   Sumitomo Electric Industries Ltd.                  15,806
                                                                                                                       ------------
                                                                                                                             41,012
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          700   Citizen Watch Co., Ltd.                             6,591
                    Instruments - 1.0%                            4,000   Hitachi Ltd.                                       28,240
                                                                    600   Hoya Corp.                                         24,155
                                                                    200   Ibiden Co., Ltd.                                   10,086
                                                                    200   Kyocera Corp.                                      17,663
                                                                    300   Murata Manufacturing Co., Ltd.                     20,264
                                                                    200   Nidec Corp.                                        16,374
                                                                  1,000   Oki Electric Industry Co., Ltd.                     3,187
                                                                    300   Omron Corp.                                         8,594
                                                                    100   TDK Corp.                                           7,518
                                                                    400   Yokogawa Electric Corp.                             7,102
                                                                                                                       ------------
                                                                                                                            149,774
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.5%                 900   Aeon Co., Ltd.                                     21,777
                                                                    100   Lawson, Inc.                                        3,755
                                                                    100   Matsumotokiyoshi Co., Ltd.                          2,856
                                                                  1,060   Seven & I Holdings Co. Ltd.                        41,865
                                                                                                                       ------------
                                                                                                                             70,253
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                            200   Ariake Japan Co., Ltd.                              5,950
                                                                    300   Katokichi Co., Ltd.                                 2,047
                                                                    300   Nissin Food Products Co., Ltd.                      9,255

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    200   Yakult Honsha Co., Ltd.                      $      4,789
                                                                                                                       ------------
                                                                                                                             22,041
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          3,000   Osaka Gas Co., Ltd.                                10,882
                                                                  2,000   Tokyo Gas Co., Ltd.                                 8,730
                                                                                                                       ------------
                                                                                                                             19,612
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%         200   Terumo Corp.                                        6,560
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%         200   Mediceo Paltac Holdings Co. Ltd.                    3,227
                                                                    200   Nichii Gakkan Co.                                   4,628
                                                                                                                       ------------
                                                                                                                              7,855
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            100   Skylark Co., Ltd.                                   1,784
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.4%                       500   Casio Computer Co., Ltd.                            8,878
                                                                    100   Daito Trust Construction Co., Ltd.                  5,204
                                                                  1,000   Daiwa House Industry Co., Ltd.                     17,290
                                                                  3,000   Matsushita Electric Industrial Co., Ltd.           66,489
                                                                    200   Rinnai Corp.                                        5,984
                                                                  1,000   Sanyo Electric Co., Ltd. (b)                        2,738
                                                                  2,000   Sekisui Chemical Co., Ltd.                         16,900
                                                                  1,000   Sharp Corp.                                        17,671
                                                                  1,200   Sony Corp.                                         55,428
                                                                                                                       ------------
                                                                                                                            196,582
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.3%                     1,000   Kao Corp.                                          26,273
                                                                    200   Uni-Charm Corp.                                     9,797
                                                                                                                       ------------
                                                                                                                             36,070
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              100   CSK Holdings Corp.                                  4,958
                                                                      2   NET One Systems Co., Ltd.                           4,102
                                                                      1   NTT Data Corp.                                      4,797
                                                                    100   TIS, Inc.                                           2,695
                                                                                                                       ------------
                                                                                                                             16,552
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy            240   Electric Power Development Co.                      7,587
                    Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                                  2   Millea Holdings, Inc.                              39,495
                                                                  1,000   Mitsui Sumitomo Insurance Co., Ltd.                13,569
                                                                  1,000   Sompo Japan Insurance, Inc.                        14,467
                                                                    300   T&D Holdings, Inc.                                 23,392
                                                                                                                       ------------
                                                                                                                             90,923
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.0%                  3   Rakuten, Inc.                                       2,721
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.3%               3   eAccess Ltd.                                 $      2,314
                                                                    800   Softbank Corp.                                     23,392
                                                                     22   Yahoo! Japan Corp.                                 13,388
                                                                                                                       ------------
                                                                                                                             39,094
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%             600   Fuji Photo Film Co., Ltd.                          19,985
                                                                    500   Namco Bandai Holdings, Inc.                         6,831
                                                                    100   Sankyo Co., Ltd. (Gunma)                            6,865
                                                                    100   Sega Sammy Holdings, Inc.                           4,051
                                                                    100   Shimano, Inc.                                       3,000
                                                                    300   Yamaha Corp.                                        5,289
                                                                                                                       ------------
                                                                                                                             46,021
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.2%                                200   Fanuc Ltd.                                         19,205
                                                                    300   Hitachi Construction Machinery Co., Ltd.            7,882
                                                                  1,000   Ishikawajima-Harima Heavy
                                                                          Industries Co., Ltd.                                3,161
                                                                  2,000   Kawasaki Heavy Industries Ltd.                      7,001
                                                                  1,000   Komatsu Ltd.                                       19,027
                                                                  1,000   Kubota Corp.                                       10,764
                                                                    200   Kurita Water Industries Ltd.                        4,272
                                                                  1,000   Minebea Co., Ltd.                                   6,890
                                                                  3,000   Mitsubishi Heavy Industries Ltd.                   14,238
                                                                  2,000   Mitsui Engineering & Shipbuilding
                                                                          Co., Ltd.                                           6,475
                                                                  2,000   NSK Ltd.                                           17,324
                                                                  2,000   NTN Corp.                                          15,815
                                                                    100   SMC Corp.                                          15,544
                                                                  2,000   Sumitomo Heavy Industries Ltd.                     19,171
                                                                    200   THK Co., Ltd.                                       6,407
                                                                                                                       ------------
                                                                                                                            173,176
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                 1,000   Mitsui OSK Lines Ltd.                               6,746
                                                                  2,000   Nippon Yusen Kabushiki Kaisha                      12,187
                                                                                                                       ------------
                                                                                                                             18,933
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      2   Dentsu, Inc.                                        7,238
                                                                      1   Fuji Television Network, Inc.                       2,492
                                                                    200   Toho Co., Ltd.                                      3,848
                                                                    200   Tokyo Broadcasting System, Inc.                     5,356
                                                                                                                       ------------
                                                                                                                             18,934
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                          600   JFE Holdings, Inc.                                 24,155
                                                                  4,000   Kobe Steel Ltd.                                    15,154

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1,000   Mitsubishi Materials Corp.                   $      5,331
                                                                  1,000   Mitsui Mining & Smelting Co., Ltd.                  6,984
                                                                  1,000   Nippon Light Metal Co., Ltd.                        2,754
                                                                  7,000   Nippon Steel Corp.                                 27,053
                                                                  3,000   Nisshin Steel Co., Ltd.                            10,374
                                                                  4,000   Sumitomo Metal Industries Ltd.                     17,120
                                                                    300   Tokyo Steel Manufacturing Co., Ltd.                 6,077
                                                                                                                       ------------
                                                                                                                            115,002
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                         400   Isetan Co., Ltd.                                    8,696
                                                                    400   Marui Co., Ltd.                                     7,882
                                                                  1,000   Mitsukoshi Ltd.                                     6,399
                                                                                                                       ------------
                                                                                                                             22,977
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.7%                     1,000   Canon, Inc.                                        66,023
                                                                  1,000   Konica Minolta Holdings, Inc.                      12,730
                                                                  1,000   Ricoh Co., Ltd.                                    19,493
                                                                                                                       ------------
                                                                                                                             98,246
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%            1,000   Nippon Mining Holdings, Inc.                        8,416
                                                                  2,000   Nippon Oil Corp.                                   15,645
                                                                    300   Showa Shell Sekiyu KK                               3,397
                                                                                                                       ------------
                                                                                                                             27,458
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                1,000   OJI Paper Co., Ltd.                                 6,136
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                        100   Aderans Co., Ltd.                                   2,932
                                                                  1,000   Shiseido Co., Ltd.                                 18,561
                                                                                                                       ------------
                                                                                                                             21,493
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.0%                          600   Astellas Pharma, Inc.                              22,731
                                                                    200   Chugai Pharmaceutical Co., Ltd.                     3,619
                                                                  1,047   Daiichi Sankyo Co. Ltd.                            23,826
                                                                    200   Eisai Co., Ltd.                                     8,696
                                                                  1,000   Kyowa Hakko Kogyo Co., Ltd.                         7,289
                                                                    100   Santen Pharmaceutical Co., Ltd.                     2,356
                                                                  1,000   Shionogi & Co., Ltd.                               16,366
                                                                  1,000   Takeda Pharmaceutical Co., Ltd.                    56,869
                                                                                                                       ------------
                                                                                                                            141,752
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.6%                                1   Japan Prime Realty Investment Corp.                 3,043
                                                                      1   Japan Real Estate Investment Corp.                  8,645
                                                                      1   Japan Retail Fund Investment Corp.                  7,797

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    200   Leopalace21 Corp.                            $      7,492
                                                                  1,000   Mitsubishi Estate Co., Ltd.                        23,646
                                                                  1,000   Mitsui Fudosan Co., Ltd.                           22,926
                                                                      1   Nippon Building Fund, Inc.                          9,238
                                                                  1,000   Tokyu Land Corp.                                    8,916
                                                                                                                       ------------
                                                                                                                             91,703
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.8%                                2   Central Japan Railway Co.                          19,663
                                                                      4   East Japan Railway Co.                             29,562
                                                                  2,000   Keisei Electric Railway Co., Ltd.                  13,764
                                                                  2,000   Kintetsu Corp.                                      7,780
                                                                  1,000   Nippon Express Co., Ltd.                            5,662
                                                                  1,000   Odakyu Electric Railway Co., Ltd.                   6,178
                                                                  1,000   Tobu Railway Co., Ltd.                              5,246
                                                                  1,000   Tokyu Corp.                                         6,721
                                                                      3   West Japan Railway Co.                             12,637
                                                                                                                       ------------
                                                                                                                            107,213
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  100   Advantest Corp.                                    11,891
                    Equipment - 0.4%                                200   Elpida Memory, Inc. (b)                             7,153
                                                                    100   Rohm Co., Ltd.                                     10,552
                                                                    100   Sumco Corp.                                         5,356
                                                                    300   Tokyo Electron Ltd.                                20,646
                                                                                                                       ------------
                                                                                                                             55,598
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                                 200   Fuji Soft ABC, Inc.                                 5,933
                                                                    200   Hitachi Software Engineering Co., Ltd.              3,695
                                                                    200   Konami Corp.                                        5,026
                                                                    100   Nintendo Co., Ltd.                                 14,917
                                                                                                                       ------------
                                                                                                                             29,571
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         100   Aoyama Trading Co., Ltd.                            3,297
                                                                    100   Fast Retailing Co., Ltd.                            9,755
                                                                    100   Shimachu Co., Ltd.                                  3,136
                                                                     70   USS Co., Ltd.                                       4,758
                                                                    100   Yamada Denki Co., Ltd.                             11,501
                                                                                                                       ------------
                                                                                                                             32,447
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%       3,000   Toyobo Co., Ltd.                                    9,255
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                    5   Japan Tobacco, Inc.                                17,544
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.8%       2,000   Itochu Corp.                                       17,137
                                                                  2,000   Marubeni Corp.                                     10,442

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1,800   Mitsubishi Corp.                             $     40,885
                                                                  2,000   Mitsui & Co., Ltd.                                 28,850
                                                                    400   Sojitz Corp. (b)                                    2,360
                                                                  1,000   Sumitomo Corp.                                     14,205
                                                                                                                       ------------
                                                                                                                            113,879
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        3   KDDI Corp.                                         15,993
                    Services - 0.3%                                  19   NTT DoCoMo, Inc.                                   28,019
                                                                                                                       ------------
                                                                                                                             44,012
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                    3,452,175
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.3%  Air Freight & Logistics - 0.1%                  503   TNT NV                                             17,391
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                299   Heineken NV                                        11,333
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                368   Akzo Nobel NV                                      19,501
                                                                    260   DSM NV                                             11,856
                                                                                                                       ------------
                                                                                                                             31,357
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       2,058   ABN AMRO Holding NV                                61,615
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           266   Buhrmann NV                                         4,700
                                                                     33   Randstad Holdings NV                                1,953
                                                                     91   Vedior NV                                           1,781
                                                                                                                       ------------
                                                                                                                              8,434
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.7%           157   Euronext NV                                        12,929
                                                                  2,278   ING Groep NV CVA                                   89,870
                                                                                                                       ------------
                                                                                                                            102,799
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 2,148   Koninklijke KPN NV                                 24,175
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%               43   IHC Caland NV                                       4,306
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%               1,648   Koninklijke Ahold NV (b)                           12,943
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                            183   Royal Numico NV                                     8,085
                                                                    710   Unilever NV                                        49,233
                                                                                                                       ------------
                                                                                                                             57,318
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                     1,498   Koninklijke Philips Electronics NV                 50,559
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              261   Getronics NV                                        3,155
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                              1,749   Aegon NV                                           32,320
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                                  1,015   Reed Elsevier NV                                   14,531
                                                                    393   VNU NV                                             12,760
                                                                    355   Wolters Kluwer NV                                   8,841
                                                                                                                       ------------
                                                                                                                             36,132
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                               21   Corio NV                                            1,353

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     39   Rodamco Europe NV                            $      3,910
                                                                     12   Wereldhave NV                                       1,348
                                                                                                                       ------------
                                                                                                                              6,611
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  740   ASML Holding NV (b)                                15,089
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%         627   Hagemeyer NV (b)                                    3,164
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands            478,701
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Commercial Services & Supplies - 0.0%           557   Waste Management NZ Ltd.                            2,890
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   370   Fletcher Building Ltd.                              2,013
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 3,560   Telecom Corp. of New Zealand Ltd.                  12,054
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%         752   Fisher & Paykel Healthcare Corp.                    1,903
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            598   Sky City Ltd.                                       1,959
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       514   Fisher & Paykel Appliances Holdings Ltd.            1,332
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand                 22,151
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%       Chemicals - 0.0%                                272   Yara International ASA                              4,321
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                         787   DNB NOR ASA                                        10,583
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%           439   Tomra Systems ASA                                   3,512
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 100   Tandberg ASA                                          903
                                                                    208   Tandberg Television ASA (b)                         4,358
                                                                                                                       ------------
                                                                                                                              5,261
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,030   Telenor ASA                                        11,064
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%               75   Petroleum Geo-Services ASA (b)                      3,491
                                                                    404   Stolt Offshore SA (b)                               6,341
                                                                                                                       ------------
                                                                                                                              9,832
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                            250   Orkla ASA                                          12,380
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                200   Storebrand ASA                                      2,232
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                    28   Stolt-Nielsen SA                                      866
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%               94   Frontline Ltd.                                      3,130
                                                                    138   Norsk Hydro ASA                                    19,093
                                                                    657   Statoil ASA                                        18,921
                                                                                                                       ------------
                                                                                                                             41,144
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                  361   Norske Skogindustrier ASA                           6,106
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                     107,301
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                       3,406   Banco Comercial Portugues SA Registered
                                                                          Shares                                             10,840
                                                                     68   Banco Espirito Santo SA Registered Shares           1,238
                                                                                                                       ------------
                                                                                                                             12,078
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   961   Portugal Telecom SGPS SA Registered Shares   $     11,641
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     2,518   Energias de Portugal SA                             9,873
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               2,370   Sonae SGPS SA (b)                                   3,872
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  160   Sonae Industria SGPS SA                             1,491
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            352   Brisa-Auto Estradas de Portugal SA
                                                                          Private Shares                                      3,459
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Portugal                    42,414
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                    1,000   Singapore Technologies Engineering Ltd.             1,916
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                               1,000   Singapore Airlines Ltd.                             8,652
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                       2,000   DBS Group Holdings Ltd.                            20,146
                                                                  3,400   Oversea-Chinese Banking Corp.                      14,078
                                                                  1,000   United Overseas Bank Ltd.                           9,641
                                                                                                                       ------------
                                                                                                                             43,865
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                  150   Creative Technology Ltd.                            1,094
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%         1,000   Singapore Exchange Ltd.                             2,472
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 8,000   Singapore Telecommunications Ltd.                  13,052
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          1,000   City Developments Ltd.                              6,674
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%               1,000   Keppel Corp. Ltd.                                   8,528
                                                                  1,242   SembCorp Industries Ltd.                            2,686
                                                                                                                       ------------
                                                                                                                             11,214
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                815   SembCorp Marine Ltd.                                1,435
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                 2,000   Cosco Corp. Singapore Ltd.                          1,520
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  3,000   Singapore Press Holdings Ltd.                       8,343
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                            2,000   Ascendas Real Estate Investment Trust               2,682
                                                                  2,000   CapitaLand Ltd.                                     5,982
                                                                  1,455   Suntec Real Estate Investment Trust                 1,187
                                                                    100   United Overseas Land Ltd.                             179
                                                                                                                       ------------
                                                                                                                             10,030
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                            3,000   ComfortDelgro Corp. Ltd.                            3,115
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                3,000   Chartered Semiconductor Manufacturing Ltd.
                                                                          (b)                                                 2,911
                    Equipment - 0.0%                              3,000   STATS ChipPAC Ltd. (b)                              2,392
                                                                                                                       ------------
                                                                                                                              5,303
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                  118,685
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%        Airlines - 0.0%                               1,112   Iberia Lineas Aereas de Espana                      3,068
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                       3,959   Banco Bilbao Vizcaya Argentaria SA                 82,501
                                                                  1,248   Banco Popular Espanol SA                           18,365

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  6,996   Banco Santander Central Hispano SA           $    102,018
                                                                                                                       ------------
                                                                                                                            202,884
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%               407   ACS Actividades de Construccion y
                                                                          Servicios, SA                                      15,791
                                                                     23   Acciona SA                                          3,578
                                                                     35   Fomento de Construcciones y Contratas SA            2,588
                                                                     69   Grupo Ferrovial SA                                  5,570
                                                                    145   Sacyr Vallehermoso SA                               4,931
                                                                                                                       ------------
                                                                                                                             32,458
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 5,423   Telefonica SA                                      84,987
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                     1,446   Endesa SA                                          46,617
                                                                    882   Iberdrola SA                                       28,434
                                                                    216   Union Fenosa SA                                     8,200
                                                                                                                       ------------
                                                                                                                             83,251
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                     249   Gamesa Corp. Tecnologica SA                         4,782
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                            174   Gas Natural SDG SA                                  5,030
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            198   NH Hoteles SA                                       3,405
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              240   Indra Sistemas SA                                   4,873
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                102   Corporacion Mapfre SA                               2,075
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    179   Antena 3 de Television SA                           4,612
                                                                     38   Promotora de Informaciones SA                         701
                                                                     56   Sogecable SA (b)                                    2,236
                                                                                                                       ------------
                                                                                                                              7,549
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          385   Acerinox SA                                         6,294
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%              998   Repsol YPF SA                                      28,309
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                               66   Inmobiliaria Colonial SA                            4,632
                                                                     61   Metrovacesa SA                                      5,175
                                                                                                                       ------------
                                                                                                                              9,807
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                         308   Inditex SA                                         11,871
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                  252   Altadis SA                                         11,283
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            248   Abertis Infraestructuras SA                         6,419
                                                                    418   Cintra Concesiones de Infraestructuras de
                                                                          Transporte SA                                       5,418
                                                                                                                       ------------
                                                                                                                             11,837
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                      513,763
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%       Building Products - 0.0%                        117   Assa Abloy AB B                                     2,169
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                           95   D Carnegie AB                                       1,999
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       2,445   Nordea Bank AB                                     30,195

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    753   Skandinaviska Enskilda Banken AB Class A     $     18,647
                                                                    606   Svenska Handelsbanken Class A                      16,834
                                                                                                                       ------------
                                                                                                                             65,676
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           503   Securitas AB                                        9,681
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.5%              18,441   Telefonaktiebolaget LM Ericsson                    70,038
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%               622   Skanska AB Class B                                 10,176
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   562   Tele2 AB                                            6,634
                    Services - 0.2%                               2,396   TeliaSonera AB                                     14,357
                                                                                                                       ------------
                                                                                                                             20,991
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%         180   Elekta AB                                           2,968
                                                                    295   Getinge AB Class B                                  4,769
                                                                                                                       ------------
                                                                                                                              7,737
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          36   Capio AB                                              672
                                                                    160   Gambro AB A Shares                                  1,909
                                                                     39   Gambro AB B Shares                                    468
                                                                                                                       ------------
                                                                                                                              3,049
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                       459   Electrolux AB Series B                             13,163
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.4%                                111   Alfa Laval AB                                       2,984
                                                                    358   Atlas Copco AB Class A                             10,060
                                                                    189   Atlas Copco AB Class B                              4,935
                                                                    347   SKF AB Class B                                      5,654
                                                                    221   Sandvik AB                                         13,058
                                                                     86   Scania AB Class B                                   3,730
                                                                    116   Trelleborg AB Class B                               2,701
                                                                     84   Volvo AB Class A                                    3,837
                                                                    247   Volvo AB Class B                                   11,552
                                                                                                                       ------------
                                                                                                                             58,511
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    330   Eniro AB                                            3,811
                                                                     43   Modern Times Group AB Class B (b)                   2,019
                                                                                                                       ------------
                                                                                                                              5,830
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                           29   Ssab Svenskt Stal AB Series A                       1,388
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              346   Lundin Petroleum AB (b)                             3,996
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                   47   Holmen AB Class B                                   1,984
                                                                    323   Svenska Cellulosa AB Class B                       14,174
                                                                                                                       ------------
                                                                                                                             16,158
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                              113   Fabege AB                                           2,378

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     22   Wihlborgs Syd AB                             $        669
                                                                                                                       ------------
                                                                                                                              3,047
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                 459   Telelogic AB (b)                                    1,266
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         616   Hennes & Mauritz AB B Shares                       22,447
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                  602   Swedish Match AB                                    8,226
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                     325,548
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.4%  Biotechnology - 0.0%                              6   Serono SA                                           4,171
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          4   Geberit AG Registered Shares                        3,811
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.5%                        1,418   Credit Suisse Group                                79,372
                                                                  1,273   UBS AG Registered Shares                          139,491
                                                                                                                       ------------
                                                                                                                            218,863
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                                123   Ciba Specialty Chemicals AG Registered
                                                                          Shares                                              7,337
                                                                    214   Clariant AG                                         3,308
                                                                      8   Givaudan                                            6,134
                                                                     82   Lonza Group AG Registered Shares                    5,606
                                                                    107   Syngenta AG                                        15,000
                                                                                                                       ------------
                                                                                                                             37,385
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           202   Adecco SA Registered Shares                        11,260
                                                                      5   SGS SA                                              4,622
                                                                                                                       ------------
                                                                                                                             15,882
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                   92   Logitech International SA (b)                       3,668
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   276   Holcim Ltd.                                        21,922
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                    30   Swisscom AG                                         9,699
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                   2,412   ABB Ltd.                                           30,361
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                           19   Kudelski SA                                           540
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.0%                            479   Nestle SA Registered Shares                       141,847
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.2%          38   Nobel Biocare Holding AG                            8,440
                                                                     32   Phonak Holding AG Registered Shares                 1,817
                                                                      5   Straumann Holding AG Registered Shares              1,136
                                                                     80   Synthes, Inc.                                       8,754
                                                                                                                       ------------
                                                                                                                             20,147
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                                345   Swiss Reinsurance Registered Shares                24,050
                                                                    166   Zurich Financial Services AG                       38,901
                                                                                                                       ------------
                                                                                                                             62,951
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                 13   SIG Holding AG Registered Shares                    2,765
                                                                     30   Schindler Holding AG                                1,595

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      3   Sulzer AG                                    $      2,042
                                                                                                                       ------------
                                                                                                                              6,402
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.9%                        2,770   Novartis AG Registered Shares                     153,671
                                                                    832   Roche Holding AG                                  123,573
                                                                                                                       ------------
                                                                                                                            277,244
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                               16   PSP Swiss Property AG                                 795
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                   16   Unaxis Holding AG                                   4,554
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.4%         868   Compagnie Financiere Richemont AG                  41,512
                                                                     59   The Swatch Group Ltd. Bearer Shares                 9,883
                                                                     21   The Swatch Group Ltd. Registered Shares               730
                                                                                                                       ------------
                                                                                                                             52,125
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland                912,367
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                    3,907   BAE Systems Plc                                    28,514
Kingdom - 22.1%                                                   1,941   Cobham Plc                                          6,329
                                                                    238   Meggitt Plc                                         1,437
                                                                  1,924   Rolls-Royce Group Plc                              15,285
                                                                103,511   Rolls-Royce Group Plc B Shares                        183
                                                                                                                       ------------
                                                                                                                             51,748
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 688   British Airways Plc (b)                             4,215
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                        1,308   GKN Plc                                             7,544
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                              3,511   Diageo Plc                                         55,206
                                                                  1,173   SABMiller Plc                                      23,113
                                                                    924   Scottish & Newcastle Plc                            8,334
                                                                                                                       ------------
                                                                                                                             86,653
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                      1,714   Pilkington Plc                                      4,816
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                          636   3i Group Plc                                       10,375
                                                                    889   Amvescap Plc                                        8,281
                                                                     63   Close Brothers Group Plc                            1,165
                                                                    788   ICAP Plc                                            6,117
                                                                    358   Man Group Plc                                      15,307
                                                                     67   Schroders Plc                                       1,382
                                                                                                                       ------------
                                                                                                                             42,627
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                611   BOC Group Plc                                      16,395
                                                                  1,450   Imperial Chemical Industries Plc                    8,702

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    203   Johnson Matthey Plc                          $      4,915
                                                                                                                       ------------
                                                                                                                             30,012
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.1%                       7,855   Barclays Plc                                       91,763
                                                                  4,666   HBOS Plc                                           77,777
                                                                 13,737   HSBC Holdings Plc                                 229,935
                                                                  6,809   Lloyds TSB Group Plc                               65,017
                                                                  3,869   Royal Bank of Scotland Group Plc                  125,696
                                                                                                                       ------------
                                                                                                                            590,188
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.3%         1,096   Brambles Industries Plc                             8,189
                                                                  1,136   Capita Group Plc                                    9,054
                                                                  1,178   Group 4 Securicor Plc                               3,867
                                                                  2,848   Hays Plc                                            8,015
                                                                     89   Intertek Group Plc                                  1,270
                                                                  3,011   Rentokil Initial Plc                                8,147
                                                                    256   Serco Group Plc                                     1,399
                                                                                                                       ------------
                                                                                                                             39,941
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 132   Telent Plc                                          1,155
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               657   Amec Plc                                            4,592
                                                                    203   Balfour Beatty Plc                                  1,310
                                                                                                                       ------------
                                                                                                                              5,902
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                   879   Hanson Plc                                         11,496
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.1%                         387   Cattles Plc                                         2,472
                                                                    447   Provident Financial Plc                             5,478
                                                                                                                       ------------
                                                                                                                              7,950
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                   672   Rexam Plc                                           6,498
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                              84   Inchcape Plc                                        3,798
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%           378   London Stock Exchange Plc                           6,924
                                                                  6,090   Old Mutual Plc                                     21,259
                                                                                                                       ------------
                                                                                                                             28,183
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                10,234   BT Group Plc                                       39,408
                    Services - 0.3%                               2,839   Cable & Wireless Plc                                5,380
                                                                                                                       ------------
                                                                                                                             44,788
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     1,044   Scottish & Southern Energy Plc                     20,499
                                                                  2,275   Scottish Power Plc                                 22,966
                                                                                                                       ------------
                                                                                                                             43,465
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          825   Electrocomponents Plc                               4,007
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.5%                 327   Boots Group Plc                              $      4,081
                                                                  1,572   J Sainsbury Plc                                     9,066
                                                                  9,543   Tesco Plc                                          54,624
                                                                                                                       ------------
                                                                                                                             67,771
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                          2,533   Cadbury Schweppes Plc                              25,131
                                                                    592   Tate & Lyle Plc                                     5,863
                                                                  3,335   Unilever Plc                                       34,072
                                                                                                                       ------------
                                                                                                                             65,066
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       1,142   Smith & Nephew Plc                                 10,122
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%         477   Alliance Unichem Plc                                7,413
                                                                     72   iSOFT Group Plc                                       183
                                                                                                                       ------------
                                                                                                                              7,596
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.5%            207   Carnival Plc                                       10,161
                                                                  2,621   Compass Group Plc                                  10,377
                                                                    340   Enterprise Inns Plc                                 5,614
                                                                    162   First Choice Holidays Plc                             605
                                                                    739   Intercontinental Hotels Group Plc                  12,068
                                                                  1,947   Ladbrokes Plc                                      13,137
                                                                    542   Mitchells & Butlers Plc                             4,498
                                                                    255   Punch Taverns Plc                                   3,726
                                                                  1,048   Rank Group Plc                                      4,099
                                                                    146   Whitbread Plc                                       3,003
                                                                    728   William Hill Plc                                    7,570
                                                                                                                       ------------
                                                                                                                             74,858
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                       449   Barratt Developments  Plc                           8,248
                                                                     51   Bellway Plc                                         1,093
                                                                     70   Berkeley Group Holdings Plc (b)                     1,439
                                                                    340   Persimmon Plc                                       7,832
                                                                  1,042   Taylor Woodrow Plc                                  7,302
                                                                    481   Wimpey George Plc                                   4,668
                                                                                                                       ------------
                                                                                                                             30,582
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                       746   Reckitt Benckiser Plc                              26,216
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            1,394   LogicaCMG Plc                                       4,733
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy          1,792   International Power Plc                             8,797
                    Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 686   Smiths Group Plc                                   11,697

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    941   Tomkins Plc                                  $      5,488
                                                                                                                       ------------
                                                                                                                             17,185
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                              2,908   Aviva Plc                                          40,327
                                                                  3,143   Friends Provident Plc                              11,367
                                                                  7,909   Legal & General Group Plc                          19,480
                                                                    549   Old Mutual Plc                                      1,915
                                                                  2,947   Prudential Plc                                     34,121
                                                                    293   Resolution Plc                                      3,408
                                                                  3,138   Royal & Sun Alliance Insurance Group                7,498
                                                                                                                       ------------
                                                                                                                            118,116
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%                892   GUS Plc                                            16,323
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                437   IMI Plc                                             4,290
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                                  2,111   Aegis Group Plc                                     5,007
                                                                  1,445   British Sky Broadcasting Plc                       13,535
                                                                    275   Daily Mail & General Trust                          3,310
                                                                    781   EMI Group Plc                                       3,427
                                                                    314   Emap Plc                                            4,798
                                                                  4,995   ITV Plc                                            10,332
                                                                    976   Pearson Plc                                        13,509
                                                                  1,552   Reed Elsevier Plc                                  14,860
                                                                  1,699   Reuters Group Plc                                  11,685
                                                                    253   Trinity Mirror Plc                                  2,501
                                                                    459   United Business Media Plc                           5,776
                                                                  1,209   WPP Group Plc                                      14,480
                                                                    997   Yell Group Plc                                      9,416
                                                                                                                       ------------
                                                                                                                            112,636
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.3%                        1,725   Anglo American Plc                                 66,364
                                                                  3,001   BHP Billiton Plc                                   54,734
                                                                  3,970   Corus Group Plc                                     6,060
                                                                  1,301   Rio Tinto Plc Registered Shares                    65,939
                                                                                                                       ------------
                                                                                                                            193,097
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.4%                        3,777   Centrica Plc                                       18,442
                                                                  2,980   National Grid Plc                                  29,592
                                                                  1,061   United Utilities Plc                               12,689
                                                                                                                       ------------
                                                                                                                             60,723
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                       2,019   Marks & Spencer Group Plc                          19,489

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    298   Next Plc                                     $      8,529
                                                                                                                       ------------
                                                                                                                             28,018
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.2%            4,312   BG Group Plc                                       53,814
                                                                 25,183   BP Plc                                            288,732
                                                                  5,156   Royal Dutch Shell Plc                             160,801
                                                                  3,253   Royal Dutch Shell Plc Class B                     105,627
                                                                                                                       ------------
                                                                                                                            608,974
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                        1,926   AstraZeneca Plc                                    96,881
                                                                  7,083   GlaxoSmithKline Plc                               184,901
                                                                                                                       ------------
                                                                                                                            281,782
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                              631   British Land Co. Plc                               13,583
                                                                    109   Brixton Plc                                           930
                                                                    256   Hammerson Plc                                       5,506
                                                                    570   Land Securities Group Plc                          19,062
                                                                    217   Liberty International Plc                           4,430
                                                                    688   Slough Estates Plc                                  7,960
                                                                                                                       ------------
                                                                                                                             51,471
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              154   Arriva Plc                                          1,644
                                                                    805   Firstgroup Plc                                      5,931
                                                                    157   National Express Group Plc                          2,573
                                                                    575   Stagecoach Group Plc                                1,147
                                                                                                                       ------------
                                                                                                                             11,295
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                2,499   ARM Holdings Plc                                    5,776
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                 892   Misys Plc                                           3,474
                                                                  1,870   Sage Group Plc                                      8,928
                                                                                                                       ------------
                                                                                                                             12,402
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                       2,238   DSG International Plc                               7,162
                                                                    488   HMV Group Plc                                       1,445
                                                                  1,140   Kesa Electricals Plc                                6,169
                                                                  2,857   Kingfisher Plc                                     11,869
                                                                    726   MFI Furniture Plc                                   1,351
                                                                  1,506   Signet Group Plc                                    2,860
                                                                     96   Travis Perkins Plc                                  2,779
                                                                                                                       ------------
                                                                                                                             33,635
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%         461   Burberry Group Plc                                  3,706
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                                1,917   British American Tobacco Plc                 $     46,352
                                                                    797   Gallaher Group Plc                                 11,612
                                                                    866   Imperial Tobacco Group Plc                         25,641
                                                                                                                       ------------
                                                                                                                             83,605
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.2%         377   Bunzl Plc                                           4,466
                                                                    754   Wolseley Plc                                       18,493
                                                                                                                       ------------
                                                                                                                             22,959
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.2%            255   Associated British Ports Holdings Plc               3,200
                                                                  1,309   BAA Plc                                            18,823
                                                                    526   BBA Group Plc                                       2,561
                                                                                                                       ------------
                                                                                                                             24,584
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                          351   Kelda Group Plc                                     4,801
                                                                    517   Severn Trent Plc                                   10,017
                                                                                                                       ------------
                                                                                                                             14,818
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   75,256   Vodafone Group Plc                                157,295
                    Services - 1.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom       3,173,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $11,574,196) - 94.3%                   13,546,771
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                            9,590   iShares MSCI EAFE Index Fund                      623,542
States - 4.4%       ---------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds
                                                                          (Cost - $564,084) - 4.4%                          623,542
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                               13   Porsche AG                                         12,428
                                                                    103   Volkswagen AG, 4.35%                                5,645
                                                                                                                       ------------
                                                                                                                             18,073
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                 81   Henkel KGaA, 1.75%                                  9,456
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                     96   ProSieben SAT.1 Media AG, 2.24%                     2,498
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                           23   RWE AG, 3.50%                                       1,794
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks
                                                                          (Cost - $22,977) - 0.2%                            31,821
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Rights
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Construction & Engineering - 0.0%               170   Vinci SA (c)                                          364
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Rights (Cost - $0) - 0.0%                       364
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                             Beneficial
Country                                                        Interest   Short-Term Securities                            Value
-----------------------------------------------------------------------------------------------------------------------------------
United                                                       $   16,840   Merrill Lynch Liquidity Series, LLC
States - 0.1%                                                             Cash Sweep Series I, 4.56% (a)(d)            $     16,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $16,840) - 0.1%                            16,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $12,178,097*) - 99.0%                  14,219,338

                                                                          Other Assets Less Liabilities - 1.0%              144,490
                                                                                                                       ------------
                                                                          Net Assets - 100.0%                          $ 14,363,828
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 12,216,236
                                                                   ============
      Gross unrealized appreciation                                $  2,182,230
      Gross unrealized depreciation                                    (179,128)
                                                                   ------------
      Net unrealized appreciation                                  $  2,003,102
                                                                   ============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                       Net       Interest
      Affiliate                                                     Activity      Income
      -----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $  8,571     $    567
      -----------------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   The rights may be exercised until 4/13/2006.
(d)   Variable rate security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FAM Series Funds, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    FAM Series Funds, Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    FAM Series Funds, Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    FAM Series Funds, Inc.

Date: May 22, 2006